As filed with the Securities and Exchange Commission on May 1, 2000

                                              Registration No. 33-24856/811-5672

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 PRE-EFFECTIVE AMENDMENT NO.             ( )

                 POST-EFFECTIVE AMENDMENT NO. 18         (X)

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                              Amendment No. 82           (X)

                        (Check appropriate box or boxes)

                           WRL SERIES ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (727) 299-1800

                             Thomas E. Pierpan, Esq.

       Senior Vice President, General Counsel and Assistant Vice President
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                     (Name and Address of Agent for Service)


                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Title of securities being registered: Units of interest in the separate account under flexible payment deferred variable annuity contracts.

   It is proposed that this filing will become effective (check appropriate space)

        immediately upon filing pursuant to paragraph (b) of Rule 485
   ----


    X   on   MAY 1, 2000, pursuant to paragraph (b) of Rule 485
   ----    -------------


        60 days after filing pursuant to paragraph (a) of Rule 485
   ----

        on           , pursuant to paragraph (a) of Rule 485
   ----    ----------

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                          WRL FREEDOM VARIABLE ANNUITY
                                VARIABLE ANNUITY

                                 Issued Through
                           WRL SERIES ANNUITY ACCOUNT

                                       By
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


PROSPECTUS
MAY 1, 2000

This prospectus gives you important information about the WRL Freedom Variable Annuity, a flexible payment variable accumulation deferred annuity contract. Please read this prospectus and the mutual fund prospectuses before you invest and keep them for future reference. This Contract is available to individuals as well as to certain groups and individual retirement plans.

You can put your money into 30 investment choices: a fixed account and 29 subaccounts of the WRL Series Annuity Account. Money you put in a subaccount is invested exclusively in a single mutual fund portfolio. Your investments in the portfolios are not guaranteed. You could lose your money. Money you direct into the fixed account earns interest at a rate guaranteed by Western Reserve.

The 29 portfolios we currently offer through the subaccounts under this Contract are:


------------------------------------------------------------------------------------------------------------------------------------
                              WRL SERIES FUND, INC.
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL VKAM Emerging Growth                                             WRL Great Companies - America SM
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL T. Rowe Price Small Cap                                          WRL Salomon All Cap
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Goldman Sachs Small Cap                                          WRL C.A.S.E. Growth
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Pilgrim Baxter Mid Cap Growth                                    WRL Dreyfus Mid Cap
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Alger Aggressive Growth                                          WRL NWQ Value Equity
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Third Avenue Value                                               WRL T. Rowe Price Dividend Growth
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Value Line Aggressive Growth                                     WRL Dean Asset Allocation
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL GE International Equity (formerly, WRL GE/Scottish Equitable     WRL LKCM Strategic Total Return
   International Equity)
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Janus Global                                                     WRL J.P. Morgan Real Estate Securities
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Great Companies - Technology(SM)                                 WRL Federated Growth & Income
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Janus Growth                                                     WRL AEGON Balanced
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL Goldman Sachs Growth                                             WRL AEGON Bond
-------------------------------------------------------------------- ---------------------------------------------------------------
WRL GE U.S. Equity                                                   WRL J.P. Morgan Money Market
------------------------------------------------------------------------------------------------------------------------------------
                     VARIABLE INSURANCE PRODUCTS FUND (VIP)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------
                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
------------------------------------------------------------------------------------------------------------------------------------



If you would like more information about the WRL Freedom Variable Annuity, you can obtain a free copy of the Statement of Additional Information ("SAI") dated May 1, 2000. Please call us at 1-800-851-9777 or write us at: Western Reserve, Administrative Office - Annuity Department, P.O. Box 9051, Clearwater, Florida 33758-9051. A registration statement, including the SAI, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The SEC maintains a web site (www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference and other information. The table of contents of the SAI is included at the end of this prospectus.


PLEASE NOTE THAT THE CONTRACT AND THE FUNDS: THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED

o ARE NOT BANK DEPOSITS OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY
o ARE NOT FEDERALLY INSURED OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A
o  ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY CRIMINAL OFFENSE.
o  ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL
o  INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PREMIUM

THE SECURITIES AND EXHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

DEFINITIONS OF SPECIAL TERMS.....................................................................        1

SUMMARY..........................................................................................        3

ANNUITY CONTRACT FEE TABLE.......................................................................        8

EXAMPLES.........................................................................................       11

1.   THE ANNUITY CONTRACT........................................................................       12
     The Contracts ..............................................................................       12
     Other Contracts ............................................................................       12

2.   ANNUITY PAYMENTS (THE INCOME PHASE).........................................................       12
     Annuity Payment Options Under the Contract..................................................       13

3.   PURCHASE....................................................................................       13
     Contract Issue Requirements.................................................................       13
     Purchase Payments...........................................................................       14
     Initial Purchase Payments...................................................................       14
     Additional Purchase Payments................................................................       14
     Maximum Annual Purchase Payments............................................................       14
     Allocation of Purchase Payments.............................................................       14
     Right to Cancel Period ....................................................................        15
     Annuity Value...............................................................................       15
     Accumulation Units..........................................................................       15

4.   INVESTMENT CHOICES..........................................................................       15
     The Separate Account........................................................................       15
     The Fixed Account...........................................................................       16
     Transfers...................................................................................       17
     Dollar Cost Averaging Program...............................................................       17
     Asset Rebalancing Program...................................................................       18
     Telephone or Fax Transactions...............................................................       18
     Third Party Investment Services.............................................................       18

5.   EXPENSES....................................................................................       19
     Mortality and Expense Risk Charge...........................................................       19
     Annual Contract Charge......................................................................       19
     Transfer Charge.............................................................................       19
     Loan Processing Fee.........................................................................       19
     Premium Taxes...............................................................................       19
     Federal, State and Local Taxes..............................................................       20
     Withdrawal Charge...........................................................................       20
     Portfolio Management Fees...................................................................       21
     Reduced or Waived Charges and Expenses to Employees.........................................       21

6.   TAXES.......................................................................................       21
     Annuity Contracts in General................................................................       21
     Qualified and Nonqualified Contracts........................................................       21
     Partial Withdrawals and Complete Surrenders - Nonqualified Contracts........................       22
     Multiple Contracts..........................................................................       22
     Diversification and Distribution Requirements...............................................       22
     Withdrawals - Qualified Contracts...........................................................       23
     Partial Withdrawals and Complete Surrenders - Qualified Contracts...........................       23

     Taxation of Death Benefit Proceeds..........................................................       23
     Annuity Payments............................................................................       23
     Transfers, Assignments or Exchanges of Contracts............................................       24
     Possible Tax Law Changes....................................................................       24

7.   ACCESS TO YOUR MONEY........................................................................       24
     Partial Withdrawals and Complete Surrenders.................................................       24
     Partial Annuitization.......................................................................       25
     Delay of Payment and Transfers..............................................................       25
     Systematic Partial Withdrawals..............................................................       25
     Contract Loans for Qualified Contracts......................................................       26

8.   PERFORMANCE.................................................................................       27

9.   DEATH BENEFIT...............................................................................       27
     When We Pay a Death Benefit.................................................................       27
     Amount of Death Benefit During the Accumulation Period......................................       28
     Alternate Payment Elections Before the Maturity Date........................................       29

10.  OTHER INFORMATION ..........................................................................       29
     Ownership...................................................................................       29
     Annuitant...................................................................................       29
     Beneficiary.................................................................................       29
     Assignment..................................................................................       30
     Western Reserve Life Assurance Co. of Ohio..................................................       30
     The Separate Account........................................................................       30
     Voting Rights...............................................................................       30
     Distribution of the Contracts...............................................................       30
     Non-Participating Contract..................................................................       31
     Variations in Contract Provisions...........................................................       31
     IMSA........................................................................................       31
     Legal Proceedings...........................................................................       31
     Financial Statements........................................................................       31

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION ....................................       32

APPENDIX A

Condensed Financial Information..................................................................       33

APPENDIX B

Historical Performance Data......................................................................       39

                          DEFINITIONS OF SPECIAL TERMS

------------------------------ -------------------------------------------------
accumulation period            The period between the Contract date and the
                               maturity date while the Contract is in force.
------------------------------ -------------------------------------------------
accumulation unit value        An accounting unit of measure we use to calculate
                               subaccount values during the accumulation period.
------------------------------ -------------------------------------------------
administrative office          Our administrative office and mailing address is
                               P.O. Box 5068, Clearwater, Florida 33758-5068.
                               Our street address is 570 Carillon Parkway, St.
                               Petersburg, Florida 33716.  Our phone number is
                               1-800-851-9777.
------------------------------ -------------------------------------------------
age                            The issue age, which is annuitant's age on the
                               birthday nearest the Contract date, plus the
                               number of completed Contract years. When we use
                               the term "age" in this prospectus, it has the
                               same meaning as "attained age" in the Contract.
------------------------------ -------------------------------------------------
annuitant                      The person you named in the application (or later
                               changed), to receive annuity payments. The
                               annuitant may be changed as provided in the
                               Contract's death benefit provisions and annuity
                               provision.
------------------------------ -------------------------------------------------
annuity unit value             An accounting unit of measure we use to calculate
                               annuity payments from the subaccounts after the
                               maturity date.
------------------------------ -------------------------------------------------
annuity value                  The sum of the separate account value and the
                               fixed account value.
------------------------------ -------------------------------------------------
beneficiary(ies)               The person(s) you elect to receive the death
                               benefit proceeds under the Contract.
------------------------------ -------------------------------------------------
cash value                     The annuity value less any applicable premium
                               taxes and any withdrawal charge.
------------------------------ -------------------------------------------------
Code                           The Internal Revenue Code of 1986, as amended.
------------------------------ -------------------------------------------------
Contract date                  The later of the date on which the initial
                               purchase payment is received or the date that the
                               properly completed application is received at
                               Western Reserve's administrative office. We
                               measure Contract years, Contract months, and
                               Contract anniversaries from the Contract date.
------------------------------ -------------------------------------------------
fixed account                  An option to which you can direct your money
                               under the Contract, other than the separate
                               account. It provides a guarantee of principal and
                               interest. The assets supporting the fixed account
                               are held in the general account. The fixed
                               account is not available in all states.
------------------------------ -------------------------------------------------
fixed account value            During the accumulation period, your Contract's
                               value in the fixed account.
------------------------------ -------------------------------------------------
funds                          Investment companies which are registered with
                               the U.S. Securities and Exchange Commission. The
                               Contract allows you to invest in the portfolios
                               of the funds through our subaccounts. We reserve
                               the right to add other registered investment
                               companies to the Contract in the future.
------------------------------ -------------------------------------------------
in force                       Condition under which the Contract is active and
                               the owner is entitled to exercise all rights
                               under the Contract.
------------------------------ -------------------------------------------------
maturity date                  The date on which the accumulation period ends
                               and annuity payments begin. The latest maturity
                               date is the annuitant's 90th birthday.
------------------------------ -------------------------------------------------
NYSE                           New York Stock Exchange.
------------------------------ -------------------------------------------------
nonqualified contract          Contracts issued other than in connection with
                               retirement plants. Nonqualified Contracts do not
                               qualify for special federal income tax treatment
                               under the Code.
------------------------------ -------------------------------------------------
owner                          The person(s) entitled to exercise all rights
(you, your)                    under the Contract. The annuitant is the owner
                               unless the application states otherwise, or
                               unless a change of ownership is made at a later
                               time.
------------------------------ -------------------------------------------------
portfolio                      A separate investment portfolio of a fund.
------------------------------ -------------------------------------------------
purchase payments              Amounts paid by an owner or on the owner's behalf
                               to Western Reserve as consideration for the
                               benefits provided by the Contract. When we use
                               the term "purchase payment" in this prospectus,
                               it has the same meaning as "net payment" in the
                               Contract, which means the purchase payment less
                               any applicable premium taxes.
------------------------------ -------------------------------------------------
qualified Contracts            Contracts issued in connection with retirement
                               plans that qualify for special federal income tax
                               treatment under the Code.
------------------------------ -------------------------------------------------
separate account               WRL Series Annuity Account, a separate account
                               composed of several subaccounts established to
                               receive and invest purchase payments not
                               allocated to the fixed account.
------------------------------ -------------------------------------------------
separate account value         During the accumulation period, your Contract's
                               value in the separate account, which equals the
                               total value in each subaccount.
------------------------------ -------------------------------------------------
                                      1

------------------------------ -------------------------------------------------
subaccount                     A subdivision of the separate account that
                               invests exclusively in the shares of a specified
                               portfolio and supports the Contracts. Subaccounts
                               corresponding to each portfolio hold assets under
                               the Contract during the accumulation period.
------------------------------ -------------------------------------------------
surrender                      The termination of a Contract at the option of
                               the owner.
------------------------------ -------------------------------------------------
valuation date/                Each day on which the NYSE is open for trading,
business day                   except when a subaccount's corresponding
                               portfolio does not value its shares. Western
                               Reserve is open for business on each day that the
                               NYSE is open. When we use the term "business
                               day," it has the same meaning as valuation date.
------------------------------ -------------------------------------------------
valuation                      period The period of time over which we determine
                               the change in the value of the subaccounts in
                               order to price accumulation units and annuity
                               units. Each valuation period begins at the close
                               of normal trading on the NYSE (currently 4:00
                               p.m. Eastern time on each valuation date) and
                               ends at the close of normal trading of the NYSE
                               on the next valuation date.
------------------------------ -------------------------------------------------
Western Reserve                Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------ -------------------------------------------------

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail. Please read the entire prospectus carefully.

1. THE ANNUITY CONTRACT


The WRL Freedom Variable Annuity is a flexible payment variable accumulation deferred annuity contract (the "Contract") offered by Western Reserve. It is a contract between you, as the owner, and Western Reserve, a life insurance company. The Contract provides a way for you to invest on a tax-deferred basis in the subaccounts of the separate account and the fixed account. We intend the Contract to be used to accumulate money for retirement or other long-term investment purposes.

The Contract allows you to direct your money into any of the 29 subaccounts. Each subaccount invests exclusively in a single portfolio of a fund. The money you invest in the subaccounts will fluctuate daily based on the portfolio's investment results. The value of your investment in the subaccounts is not guaranteed and may increase or decrease. You bear the investment risk for amounts you invest in the subaccounts.


You can also direct money to the fixed account. Amounts in the fixed account earn interest annually at a fixed rate that is guaranteed by us never to be less than 4%, and may be more. We guarantee the interest, as well as principal, on money placed in the fixed account.


You can transfer money between any of the investment choices during the accumulation period, subject to certain limits on transfers from the fixed account.

The Contract, like all deferred annuity contracts, has two phases: the "accumulation period" and the "income phase." During the accumulation period, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the Contract. The income phase starts on the maturity date when you begin receiving regular payments from your Contract. The money you can accumulate during the accumulation period, as well as the annuity payment option you choose, will largely determine the amount of any income payments you receive during the income phase.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


The Contract allows you to receive income under one of three fixed annuity payment options. You can choose to receive payments monthly, quarterly, semi-annually, or annually. You cannot annuitize until your Contract's fifth anniversary.


3. PURCHASE

You can buy this Contract with $5,000 ($1,000 for traditional or Roth IRAs and $100 for other qualified Contracts) or more under most circumstances. You can add as little as $100 at any time during the accumulation period.

4. INVESTMENT CHOICES


You can invest your money in any of the 29 fund portfolios by directing it to the corresponding subaccount. The portfolios are described in the fund prospectuses. The portfolios now available to you under the Contract are:

-----------------------------------------------------------------------------------------------
                              WRL SERIES FUND, INC.

------------------------------------------------------- ---------------------------------------
WRL VKAM Emerging Growth                                WRL Great Companies - America (SM)
------------------------------------------------------- ---------------------------------------
WRL T. Rowe Price Small Cap                             WRL Salomon All Cap
------------------------------------------------------- ---------------------------------------
WRL Goldman Sachs Small Cap                             WRL C.A.S.E. Growth
------------------------------------------------------- ---------------------------------------
WRL Pilgrim Baxter Mid Cap Growth                       WRL Dreyfus Mid Cap
------------------------------------------------------- ---------------------------------------
WRL Alger Aggressive Growth                             WRL NWQ Value Equity
------------------------------------------------------- ---------------------------------------
WRL Third Avenue Value                                  WRL T. Rowe Price Dividend Growth
------------------------------------------------------- ---------------------------------------
WRL Value Line Aggressive Growth                        WRL Dean Asset Allocation
------------------------------------------------------- ---------------------------------------
WRL GE International Equity                             WRL LKCM Strategic Total Return
------------------------------------------------------- ---------------------------------------
WRL Janus Global                                        WRL J.P. Morgan Real Estate Securities
------------------------------------------------------- ---------------------------------------
WRL Great Companies - Technology(SM)                    WRL Federated Growth & Income
------------------------------------------------------- ---------------------------------------
WRL Janus Growth                                        WRL AEGON Balanced
------------------------------------------------------- ---------------------------------------
WRL Goldman Sachs Growth                                WRL AEGON Bond
------------------------------------------------------- ---------------------------------------
WRL GE U.S. Equity                                      WRL J.P. Morgan Money Market
-----------------------------------------------------------------------------------------------
                     VARIABLE INSURANCE PRODUCTS FUND (VIP)
-----------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2
-----------------------------------------------------------------------------------------------
                  VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
-----------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2
-----------------------------------------------------------------------------------------------
                 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
-----------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
-----------------------------------------------------------------------------------------------

Depending upon market conditions, you can make or lose money in any of these subaccounts. We reserve the right to offer other investment choices in the future.


You can also allocate your purchase payments to the fixed account. The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.

Transfers. You have the flexibility to transfer assets within your Contract. At any time during the accumulation period you may transfer amounts among the subaccounts and between the subaccounts and the fixed account. Certain restrictions apply.


5. EXPENSES

We do not take any deductions from purchase payments at the time you buy the Contract. You invest the full amount of each purchase payment in one or more of the investment choices.


During the accumulation period and the income phase, we deduct a daily mortality and expense risk charge of 1.25% each year from the money you have invested in the subaccounts.


During the accumulation period, we deduct an annual Contract charge of $30 from the annuity value on each Contract anniversary and at the time of surrender.

We impose a $10 charge per transfer if you make more than 12 transfers among the subaccounts per Contract year.


We may deduct state premium taxes, which currently range from 0% to 3.50%, when you make your purchase payments, if you surrender the Contract or partially withdraw its value, or if we pay out death benefit proceeds, or if you begin to receive regular annuity payments. We only charge you premium taxes in those states that require us to pay premium taxes.

If you make a partial withdrawal or surrender your Contract completely, we will deduct a withdrawal charge for purchase payments withdrawn within five years after we receive a purchase payment. This charge is 5% of the amount that must be withdrawn if the withdrawal occurs within five years of our receipt of the purchase payment.

When we calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth. For the first withdrawal or systematic partial withdrawal you make in any Contract year, we will waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. We waive this charge under certain circumstances. See Expenses - Withdrawal Charge on page 20 for how we calculate the withdrawal charge waived.

The portfolios deduct management fees and expenses from amounts you have invested in the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from 0.44% to 1.20% annually, depending on the portfolio. See the Annuity Contract Fee Table on page 8 of this this prospectus and the fund prospectuses.

6. TAXES


The Contract's earnings are generally not taxed until you take them out. For federal tax purposes, if you take money out during the accumulation period, earnings come out first and are taxed as ordinary income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal penalty tax on the earnings. The annuity payments you receive during the income phase are considered partly a return of your original investment so that part of each payment is not taxable as income until the "investment in the contract" has been fully recovered. Different tax consequences may apply for a Contract used in connection with a qualified retirement plan.

Death benefits are taxable and generally are included in the income of the recipient as follows: if received under an annuity payment option, death benefits are taxed in the same manner as annuity payouts; if not received under an annuity option (for instance, if paid out in a lump sum), death benefits are taxed in the same manner as a partial withdrawal or complete surrender.


7. ACCESS TO YOUR MONEY


You can take some or all of your money out anytime during the accumulation period. However, you may not take a partial withdrawal if it reduces the cash value below $10,000. No partial withdrawals may be made from the fixed account without prior consent from us. Access to amounts held in qualified Contracts may be restricted or prohibited. For qualified Contracts issued under Code Section 403(b), certain restrictions will apply. Withdrawal charges may apply. You may also have to pay federal income tax and a penalty tax on any money you take out.

Partial withdrawals may reduce the death benefit by more than the amount withdrawn.


8. PERFORMANCE

The value of your Contract will vary up or down depending upon the investment performance of the subaccounts you choose and will be reduced by Contract fees and charges. We provide performance information in Appendix B and in the SAI. Past performance does not guarantee future results.

9. DEATH BENEFIT


On the earlier of the death of any owner, or the death of the annuitant (if no contingent annuitant is named), we will pay a death benefit to the beneficiary, provided death occurs during the accumulation period.

If you name different persons as owner and annuitant, you can affect whether the death benefit is payable and who would receive it. Use care when naming owners, annuitants and beneficiaries, and consult your agent if you have questions.

If the annuitant or any owner dies during the accumulation period and before the sixth Contract year, the death benefit will be the greater of:

o    the annuity value of your Contract on the date of death; or
o the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract.

If the annuitant dies during the accumulation period and after the fifth Contract year, the death benefit will be the greatest of:

o    the death benefits described above; or
o    the highest annuity value as of any Contract anniversary occurring between
     (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:
     o    the annuitant's date of death; or
     o    the Contract anniversary nearest the annuitant's 80th birthday.

     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary with the highest annuity value.

The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Annuity Payment Options Under the Contract on page 13 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

10. OTHER INFORMATION


RIGHT TO CANCEL PERIOD. You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.

WHO SHOULD PURCHASE THE CONTRACT? We have designed this Contract for people seeking long-term tax deferred accumulation of assets, generally for retirement. This includes persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. If you are purchasing the Contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the Contract (including annuity income benefits) before purchasing the Contract, since the tax-favored arrangement itself provides tax-sheltered growth.


ADDITIONAL FEATURES. This Contract has additional features that might interest you. These include the following:


o REDUCED MINIMUM INITIAL PURCHASE PAYMENT (FOR NON-QUALIFIED CONTRACTS): You may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer.

o SYSTEMATIC PARTIAL WITHDRAWALS: You can arrange to have money automatically sent to you while your Contract is in the accumulation period. You may take systematic partial withdrawals monthly, quarterly, semi-annually or annually without paying withdrawal charges. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

o PARTIAL ANNUITIZATION: After your first Contract anniversary, you may partially annuitize your Contract without surrendering it completely, subject to certain restrictions. Amounts you receive may be included in your gross income and, in certain circumstances, may be subject to penalty taxes.

o DOLLAR COST AVERAGING: You can arrange to have a certain amount of money automatically transferred monthly from one or any combination of the fixed account, the WRL J.P. Morgan Money Market or WRL AEGON Bond subaccounts into your choice of subaccounts. Dollar cost averaging does not guarantee a profit and does not protect against a loss if market prices decline.

o ASSET REBALANCING: We will, upon your request, automatically transfer amounts periodically among the subaccounts on a regular basis to maintain a desired allocation of the annuity value among the various subaccounts.

o TELEPHONE OR FAX TRANSACTIONS: You may make transfers and/or change the allocation of additional purchase payments by telephone or fax.

o NURSING CARE FACILITY WAIVER: If you are confined to a nursing care facility, you may take partial withdrawals or surrender your Contract completely without paying the withdrawal charge, under certain circumstances.

o CONTRACT LOANS: If you own a qualified Contract, you may be eligible to take out Contract loans during the accumulation period, subject to certain restrictions. See Contract Loans for Qualified Contracts on page 26 for details.


These features are not available in all states and may not be suitable for your particular situation. Consult your agent and the Contract form for details.

Certain states place restrictions on access to the fixed account, on the death benefit calculation and on other features of the Contract. Consult your agent and the Contract form for details.

11.      INQUIRIES

If you need additional information, please contact us at:


Western Reserve Life
Annuity Department
Attention:  Administrative Office
P.O. Box 9051
Clearwater, FL 33758-9051
1-800-851-9777
www.westernreserve.com

----------------------------------------------------------------------------------------------------------------------------
                           ANNUITY CONTRACT FEE TABLE
----------------------------------------------------------------------------------------------------------------------------
                                                                            SEPARATE ACCOUNT ANNUAL EXPENSES
                    OWNER TRANSACTION EXPENSES                      (AS A PERCENTAGE OF AVERAGE SEPARATE ACCOUNT VALUE)
----------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments............................None   Mortality and Expense Risk Charge(4) ,..................1.25%
Maximum Withdrawal Charge(1)(2)                                   Administrative Charge................................... None
(as a % of purchase  payments).............................5%
Transfer Charge...........................$10 After 12 Per Year   TOTAL SEPARATE ACCOUNT
Loan Processing Fee(3)...........................$30 Per Loan     ANNUAL EXPENSES..........................................1.25%
-------------------------------------------------------------------------------
ANNUAL CONTRACT CHARGE(2)...............  $30 Per Contract Year

-------------------------------------------------------------------- -----------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------


                          PORTFOLIO ANNUAL EXPENSES (5)

    (as a percentage of average net assets and after expense reimbursements)
------------------------------------------------------------------------ ---------------- ------------ --------------- -----------
                                                                                                                 TOTAL PORTFOLIO
                                                                                                                     ANNUAL
                              PORTFOLIOS                              MANAGEMENT        OTHER       RULE 12B-1       EXPENSES
                                                                         FEES         EXPENSES         FEES
------------------------------------------------------------------- ---------------- ------------ --------------- ----------------
WRL SERIES FUND, INC.(6)(7)
WRL VKAM Emerging Growth                                                0.80 %         0.07 %          N/A            0.87 %
WRL T. Rowe Price Small Cap (8)                                         0.75 %         0.25 %          N/A            1.00 %
WRL Goldman Sachs Small Cap(8)                                          0.90 %         0.10 %          N/A            1.00 %
WRL Pilgrim Baxter Mid Cap Growth(8)                                    0.90 %         0.10 %          N/A            1.00 %
WRL Alger Aggressive Growth                                             0.80 %         0.09 %          N/A            0.89 %
WRL Third Avenue Value                                                  0.80 %         0.20 %          N/A            1.00 %
WRL Value Line Aggressive Growth(9)                                     0.80 %         0.20 %          N/A            1.00 %
WRL GE International Equity(10)                                         1.00 %         0.20 %          N/A            1.20 %
WRL Janus Global(11)                                                    0.80 %         0.12 %          N/A            0.92 %
WRL Great Companies - Technology(SM)(9)                                 0.80 %         0.20 %          N/A            1.00 %
WRL Janus Growth(12)                                                    0.80 %         0.05 %          N/A            0.85 %
WRL Goldman Sachs Growth(8)                                             0.90 %         0.10 %          N/A            1.00 %
WRL GE U.S. Equity                                                      0.80 %         0.13 %          N/A            0.93 %
WRL Great Companies - America SM(9)                                     0.80 %         0.20 %          N/A            1.00 %
WRL Salomon All Cap(8)                                                  0.90 %         0.10 %          N/A            1.00 %
WRL C.A.S.E. Growth                                                     0.80 %         0.20 %          N/A            1.00 %
WRL Dreyfus Mid Cap(8)                                                  0.85 %         0.15 %          N/A            1.00 %
WRL NWQ Value Equity                                                    0.80 %         0.10 %          N/A            0.90 %
WRL T. Rowe Price Dividend Growth(8)                                    0.90 %         0.10 %          N/A            1.00 %
WRL Dean Asset Allocation                                               0.80 %         0.07 %          N/A            0.87 %
WRL LKCM Strategic Total Return                                         0.80 %         0.06 %          N/A            0.86 %
WRL J.P. Morgan Real Estate Securities                                  0.80 %         0.20 %          N/A            1.00 %
WRL Federated Growth & Income                                           0.75 %         0.14 %          N/A            0.89 %
WRL AEGON Balanced                                                      0.80 %         0.09 %          N/A            0.89 %
WRL AEGON Bond                                                          0.45 %         0.08 %          N/A            0.53 %
WRL J.P. Morgan Money Market                                            0.40 %         0.04 %          N/A            0.44 %
VARIABLE INSURANCE PRODUCTS FUND (VIP) (13)
Fidelity VIP Equity-Income Portfolio - Service Class 2(14)              0.48 %         0.10 %         0.25 %          0.83 %
VARIABLE INSURANCE PRODUCTS FUND II (VIP II)(13)
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2(14)            0.58 %         0.12 %         0.25 %          0.95 %
VARIABLE INSURANCE PRODUCTS FUNDIII (VIP III) (13)
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (14)  0.58 %         0.13 %         0.25 %          0.96 %
======================================================================= =======        ======         =====           ======



 (1) The withdrawal charge is based on the number of years since the purchase payment was made during the first five years following each purchase payment, dropping to 0% in the fifth year after the purchase payment was made. To calculate withdrawal charges, the first purchase payment made is considered to come out first. This charge is waived under certain circumstances.

(2) We may reduce or waive the withdrawal charge for Contracts sold to groups of employees with the same employer, including our directors, officers and full-time employees, or other groups where sales to the group reduce our administrative expenses.

(3) Loans are available for qualified Contracts only. This loan fee is not applicable in all states.

(4) This charge applies to each subaccount. It does not apply to the fixed account. This charge applies during the accumulation period and the income phase.

(5) The fee table information relating to portfolios was provided to Western Reserve by the funds. Western Reserve has not independently verified such information.

(6) Effective January 1, 1997, the Board of the WRL Series Fund Inc. (the "WRL Fund") authorized the WRL Fund to charge each portfolio of the WRL Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more details.

(7) WRL Investment Management, Inc. ("WRL Management"), the investment adviser of the WRL Fund, has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund, to the extent normal total operating expenses of a portfolio exceed a stated percentage of the WRL portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999, and the expense ratio without the reimbursement are listed below for each portfolio:



         ----------------------------------------------------------------------------------------------------
                                                         EXPENSE     REIMBURSEMENT        EXPENSE RATIO
                                                          LIMIT         AMOUNT        WITHOUT REIMBURSEMENT
         -------------------------------------------- ------------- --------------- -------------------------
         WRL VKAM Emerging Growth                         1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL T. Rowe Price Small Cap                      1.00 %         63,542               2.46 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Goldman Sachs Small Cap                      1.00 %         60,555               5.57 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Pilgrim Baxter Mid Cap Growth                1.00 %         34,986               1.40 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Alger Aggressive Growth                      1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Third Avenue Value                           1.00 %         10,734               1.06 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Value Line Aggressive Growth                 1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL GE International Equity                      1.20 %         112,088              1.84 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Janus Global                                 1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Great Companies - Technology(SM)             1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Janus Growth                                 1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Goldman Sachs Growth                         1.00 %         49,677               2.68 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL GE U.S. Equity                               1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Great Companies - America(SM)                1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Salomon All Cap                              1.00 %         53,174               2.87 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL C.A.S.E. Growth                              1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Dreyfus Mid Cap                              1.00 %         34,541               4.89 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL NWQ Value Equity                             1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL T. Rowe Price Dividend Growth                1.00 %         46,989               2.35 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Dean Asset Allocation                        1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL LKCM Strategic Total Return                  1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL J.P. Morgan Real Estate Securities           1.00 %         51,924               2.69 %
         -------------------------------------------- ------------- --------------- -------------------------
         WRL Federated Growth & Income                    1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL AEGON Balanced                               1.00 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL AEGON Bond                                   0.70 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------
         WRL J.P. Morgan Money Market                     0.70 %           N/A                  N/A
         -------------------------------------------- ------------- --------------- -------------------------



(8) Because these portfolios commenced operations on May 3, 1999, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are annualized.

(9) Because these portfolios commenced operations on May 1, 2000, the percentages set forth as "Other Expenses" and "Total Portfolio Annual Expenses" are estimates.

(10) The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.


(11) WRL Management currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee-- 0.775%.). This waiver will be terminated on June 25, 2000.

(12) WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee - 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee -- 0.75%). The fee table reflects estimated 2000 expenses because of the termination of the fee waiver. This waiver will be terminated on June 25, 2000.

(13) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Contracts will be remitted to AFSG Securities Corporation ("AFSG"), the principal underwriter for the Contracts.

(14)     Service Class 2 expenses are based on estimated expenses for year 2000.

EXAMPLES

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, and assuming the entire $1,000 is invested in the subaccount listed.


========================================================================================== ========================================
                                                                                            IF YOU ANNUITIZE* OR REMAIN INVESTED IN
                                                                                                THE CONTRACT AT THE END OF THE
                                                 IF YOU SURRENDER THE CONTRACT AT THE END   APPLICABLE TIME PERIOD OR IF YOU DO NOT
                  SUBACCOUNTS                         OF THE APPLICABLE TIME PERIOD        SURRENDER OR ANNUITIZE UNDER THE CONTRACT
=================================================================================================================================
WRL SERIES FUND, INC.                            1 YEAR   3 YEARS    5 YEARS   10 YEARS   1 YEAR    3 YEARS    5 YEARS   10 YEARS
WRL VKAM Emerging Growth                           $72     $117       $166       $249       $22       $67       $116       $249
WRL T. Rowe Price Small Cap                        73       121        172        262       23        71         122       262
WRL Goldman Sachs Small Cap                        73       121        172        262       23        71         122       262
WRL Pilgrim Baxter Mid Cap Growth                  73       121        172        262       23        71         122       262
WRL Alger Aggressive Growth                        72       118        167        251       22        68         117       251
WRL Third Avenue Value                             73       121        172        262       23        71         122       262
WRL Value Line Aggressive Growth                   73       121        172        262       23        71         122       262
WLR GE International Equity                        75       127        182        282       25        77         132       282
WRL Janus Global                                   72       119        168        254       22        69         118       254
WRL Great Companies - Technology(SM)               73       121        172        262       23        71         122       262
WRL Janus Growth                                   72       117        165        247       22        67         115       247
WRL Goldman Sachs Growth                           73       121        172        262       23        71         122       262
WRL GE U.S. Equity                                 72       119        169        255       22        69         119       255
WRL Great Companies - America(SM)                  73       121        172        262       23        71         122       262
WRL Salomon All Cap                                73       121        172        262       23        71         122       262
WRL C.A.S.E. Growth                                73       121        172        262       23        71         122       262
WRL Dreyfus Mid Cap                                73       121        172        262       23        71         122       262
WRL NWQ Value Equity                               72       118        167        252       22        68         117       252
WRL T. Rowe Price Dividend Growth                  73       121        172        262       23        71         122       262
WRL Dean Asset Allocation                          72       117        166        249       22        67         116       249
WRL LKCM Strategic Total Return                    72       117        165        248       22        67         115       248
WRL J.P. Morgan Real Estate Securities             73       121        172        262       23        71         122       262
WRL Federated Growth & Income                      72       118        167        251       22        68         117       251
WRL AEGON Balanced                                 72       118        167        251       22        68         117       251
WRL AEGON Bond                                     68       107        148        213       18        57         98        213
WRL J.P. Morgan Money Market                       68       104        144        203       18        54         94        203
VARIABLE INSURANCE PRODUCTS FUND
  (VIP) - SERVICE CLASS 2
Fidelity VIP Equity-Income Portfolio               71      116          164      245        21        66        114        245
VARIABLE INSURANCE PRODUCTS FUND
   II (VIP II) - SERVICE CLASS 2
Fidelity VIP II Contrafund(R)Portfolio             73      120          170      257        23        70        120        257
VARIABLE INSURANCE PRODUCTS FUND
   III (VIP III) - SERVICE CLASS 2
Fidelity VIP III Growth Opportunities Portfolio    73      120          170      258        23        70        120        258
=================================================================== ========== ========== ======== ========== ========== =========



* You cannot annuitize before your Contract's fifth anniversary.


The fee table and examples above will help you understand the costs of investing in the subaccounts. The fee table and examples reflect the 1999 expenses (except as noted in the footnotes) of the portfolios and the subaccount fees and charges but do not reflect premium taxes which may range up to 3.50%, depending on the jurisdiction.

PLEASE REMEMBER THAT THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES PAID MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

The examples above assume that no transfer charges have been assessed. In addition, the $30 annual Contract charge is reflected as a charge of 0.03% based on an average Contract size of $87,858.

Financial Information. We have included in Appendix A a financial history of the accumulation unit values for the subaccounts.


1. THE ANNUITY CONTRACT

THE CONTRACT

This prospectus describes the WRL Freedom Variable Annuity Contract offered by Western Reserve.

An annuity is a contract between you, the owner, and an insurance company (in this case Western Reserve), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin after the maturity date. (See Section 2.) Until the maturity date, your annuity is in the accumulation period and the earnings are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the maturity date, your annuity switches to the income phase.


The Contract is a flexible payment variable accumulation deferred annuity. You can use the Contract to accumulate fund for retirement or other long-term financial planning purposes.

It is a "flexible payment" Contract because after you purchase it, you can generally make additional investments of $100 or more at any time, until the maturity date. But you are not required to make any additional investments.


The Contract is a "variable" annuity because the value of your Contract during the accumulation period can go up or down based on the performance of your investment choices.


The Contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Western Reserve to equal at least 4% per year. There may be different interest rates for each payment or transfer you direct to the fixed account which are equal to or greater than the guaranteed rate. The interest rates we set will be credited for periods of at least one year measured from each payment or transfer date.

The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


OTHER CONTRACTS


We offer other variable annuity contracts which also invest in the same portfolios of the funds. These contracts may have different charges that could affect subaccount performance and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent, or call us at 1-800-851-9777.


2. ANNUITY PAYMENTS (THE INCOME PHASE)


You choose the date when annuity payments start under the Contract. This is the maturity date. You can change this date by giving us 30 days written notice. The maturity date cannot be earlier than the end of the fifth Contract year. The maturity date cannot be later than the annuitant's 90th birthday. The maturity date may be earlier for qualified Contracts.

Election of Annuity Payment Option. Before the maturity date, if the annuitant is alive, you may choose an annuity payment option or change your option. If you do not choose an annuity option by the maturity date, we will make payments under Option B (see below) as a Life Income with 120 guaranteed payments. You cannot change the annuity payment option after the maturity date.


Unless you specify otherwise, the annuitant named on the application will receive the annuity payments. You can change the annuitant or add a joint annuitant at any time before the maturity date, so long as we agree. If you do not choose an annuitant, we will consider you to be the annuitant.

Supplemental Contract. Once you annuitize, the Contract will end and we will issue a supplemental Contract to describe the terms of the option you selected. The supplemental Contract will name who will receive the annuity payments and describe when the annuity payments will be made.

ANNUITY PAYMENT OPTIONS UNDER THE CONTRACT

The Contract provides three fixed annuity payment options that are described below. You may choose any annuity payment option under your Contract. You can choose to receive payments monthly, quarterly, semi-annually, or annually.

We will use your "annuity proceeds" to provide these payments. The "annuity proceeds" is your annuity value on the maturity date, less any premium tax that may apply. If your annuity payment would be less than $20, then we will pay you the annuity proceeds in one lump sum.


If you choose annuity payment Option A, B or C, the dollar amount of each annuity payment will be fixed on the maturity date and guaranteed by us. The payment amount will depend on three things:

o    the amount of the annuity proceeds on the maturity date;
o the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 4%); and o the specific payment option you choose.


Payment Option A -- Fixed Installments. We will pay the annuity in equal payments over a fixed period of 5, 10, 15, 20, 25 or 30 years or any other fixed period acceptable to Western Reserve.

Payment Option B -- Life Income:  Fixed Payments.

o No Period Certain -- We will make level payments only during the annuitant's lifetime; or
o Fixed Period Certain -- We will make level payments for the longer of the annuitant's lifetime or a fixed period of 5 or 10 years; or
o Guaranteed Return of Annuity Proceeds -- We will make level payments for the longer of the annuitant's lifetime or until the total dollar amount of payments we made to you equals the annuity proceeds.

Payment Option C -- Joint and Survivor Life Income: Fixed Payments. We will make level payments during the joint lifetime of the annuitant and a joint annuitant of your choice. Payments will:


o continue upon the death of the first payee for the remaining lifetime of the survivor; or
o be reduced by 1/3 upon the death of the first payee and continue for the remaining lifetime of the survivor.


NOTE CAREFULLY: The death benefit payable after the maturity date will be affected by the annuity option you choose.


If:


o you choose Life Income with No Period Certain or a Joint and Survivor Life Income; and
o the annuitant(s) dies, for example, before the due date of the second annuity payment;


Then:


o we may make only one annuity payment and there will be no death benefit payable.


If:

o you choose Fixed Installments, Life Income with Fixed Period Certain or Guaranteed Return of Annuity Proceeds; and
o the person receiving payments dies prior to the end of the guaranteed period;

Then:

o the remaining guaranteed payments will be continued to that person's beneficiary, or their value (determined at the date of death) may be paid in a single sum.


We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the annuitant's address of record. The annuitant is responsible to keep Western Reserve informed of the annuitant's current address of record.


3. PURCHASE

CONTRACT ISSUE REQUIREMENTS

Western Reserve will issue a Contract IF:

o        we receive the information we need to issue the Contract;
o        we receive a minimum initial purchase payment; and
o        you and the annuitant are age 85 or younger.


PURCHASE PAYMENTS


You should make checks or drafts for purchase payments payable only to Western Reserve Life and send them to our administrative office. Your check or draft must be honored in order for us to pay any associated payments and benefits due under the Contract.


INITIAL PURCHASE REQUIREMENTS


The initial purchase payment for nonqualified Contracts must be at least $5,000. However, you may make a minimum initial purchase payment of $1,000, rather than $5,000, if you indicate on your application that you anticipate making minimum monthly payments of at least $100 by electronic funds transfer. For traditional or Roth IRAs, the minimum initial purchase payment is $1,000 and for qualified Contracts other than traditional or Roth IRAs, the minimum initial purchase payment is $100.

We will credit your initial purchase payment to your Contract within two business days after the day we receive it at our administrative office and your complete Contract information. If we are unable to credit your initial purchase payment, we will contact you within five business days and explain why. We will also return your initial purchase payment at that time unless you tell us to keep it. We will credit your initial purchase payment as soon as we receive all necessary application information.


The date on which we credit your initial purchase payment to your Contract is the Contract date. The Contract date is used to determine Contract years, Contract months and Contract anniversaries.


If you wish to make payments by bank wire, you should instruct your bank to wire federal funds as follows:

                           All First Bank of Baltimore
                           ABA #: 052000113
                           For credit to: Western Reserve Life
                           Account #: 89539600
                           Owner's Name:
                           Contract Number:
                           Attention: Annuity Accounting


We may reject any application or purchase payments for any reason permitted by law.

ADDITIONAL PURCHASE PAYMENTS


You are not required to make any additional purchase payments. However, you can make additional purchase payments as often as you like during the lifetime of the annuitant and prior to the maturity date. We will accept purchase payments by bank wire or check. Additional purchase payments must be at least $100 ($1,000 if by wire). We will credit any additional purchase payments you make to your Contract at the accumulation unit value computed at the end of the business day on which we receive them at our administrative office. Our business day closes at 4:00 p.m. Eastern Time. If we receive your purchase payments after the close of our business day, we will calculate and credit them as of the close of the next business day.


MAXIMUM ANNUAL PURCHASE PAYMENTS

We allow purchase payments up to a total of $1,000,000 per Contract year without prior approval.

ALLOCATION OF PURCHASE PAYMENTS


When you purchase a Contract, we will allocate your purchase payment to the investment choices you selected on your application. Your allocation must be in whole percentages and must total 100%. We will allocate additional purchase payments as you selected on your application, unless you request a different allocation.

You may change allocations for future additional purchase payments by writing or telephoning the administrative office, subject to the limitations described below under Telephone or Fax Transactions on page 18. The allocation change will apply to purchase payments received after the date we receive the change request.

YOU SHOULD REVIEW PERIODICALLY HOW YOUR PAYMENTS ARE DIVIDED AMONG THE SUBACCOUNTS BECAUSE MARKET CONDITIONS AND YOUR OVERALL FINANCIAL OBJECTIVES MAY CHANGE.

RIGHT TO CANCEL PERIOD

You may return your Contract for a refund within 10 days after you receive it. In most states, the amount of the refund will generally be the total purchase payments we have received, plus (or minus) any gains (or losses) in the amounts you invested in the subaccounts. You will keep any gains, and bear any losses, on amounts that you invested in the subaccounts. If state law requires, we will refund your original purchase payment(s). We determine the value of the refund as of the date we receive the returned Contract at our administrative office. We will pay the refund within 7 days after we receive your written notice of cancellation and the returned Contract. The Contract will then be deemed void. In some states you may have more than 10 days, and/or receive a different refund amount.

ANNUITY VALUE

You should expect your annuity value to change from valuation period to valuation period to reflect the investment performance of the portfolios, the interest credited to your value in the fixed account, and the fees and charges we deduct. A valuation period begins at the close of business on each business day and ends at the close of business on the next succeeding valuation date. A valuation date is any day the NYSE is open. Our business day closes when the NYSE closes, usually 4:00 p.m. Eastern time. We observe the same holidays as the NYSE.


ACCUMULATION UNITS


We measure the value of your Contract during the accumulation period by using a measurement called an accumulation unit. During the income phase, we use a measurement called an annuity unit. When you direct money into a subaccount, we credit your Contract with accumulation units for that subaccount. We determine how many accumulation units to credit by dividing the dollar amount you direct to the subaccount by the subaccount's accumulation unit value as of the end of that valuation date. If you withdraw or transfer out of a subaccount, or if we assess a transfer charge, annual Contract charge or any withdrawal charge, we subtract accumulation units from the subaccounts using the same method.


Each subaccount's accumulation unit value was set at $10 when the subaccount started. We recalculate the accumulation unit value for each subaccount at the close of each valuation date. The new value reflects the investment performance of the underlying portfolio and the daily deduction of the mortality and expense risk charge and the administrative charge. For a detailed discussion of how we determine accumulation unit values, see the SAI.

4. INVESTMENT CHOICES

THE SEPARATE ACCOUNT


The separate account currently consists of 29 subaccounts.

The Funds. Each subaccount invests exclusively in one portfolio of a fund. The portfolios and their advisers or sub-advisers are listed below.

------------------------------------------------------------------- ---------------------------------------------
PORTFOLIO                                                           ADVISER OR SUB-ADVISER
------------------------------------------------------------------- ---------------------------------------------
WRL VKAM Emerging Growth                                            Van Kampen Asset Management Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL T. Rowe Price Small Cap                                         T. Rowe Price Associates, Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL Goldman Sachs Small Cap                                         Goldman Sachs Asset Management
------------------------------------------------------------------- ---------------------------------------------
WRL Pilgrim Baxter Mid Cap Growth                                   Pilgrim Baxter & Associates, Ltd.
------------------------------------------------------------------- ---------------------------------------------
WRL Alger Aggressive Growth                                         Fred Alger Management, Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL Third Avenue Value                                              EQSF Advisers, Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL Value Line Aggressive Growth                                    Value Line, Inc.
------------------------------------------------------------------- ---------------------------------------------
WLR GE International Equity                                         GE Asset Management Incorporated*
------------------------------------------------------------------- ---------------------------------------------
WRL Janus Global                                                    Janus Capital Corporation
WRL Great Companies - TechnologySM Great Companies, L.L.C.
------------------------------------------------------------------- ---------------------------------------------
WRL Janus Growth                                                    Janus Capital Corporation
------------------------------------------------------------------- ---------------------------------------------
WRL Goldman Sachs Growth                                            Goldman Sachs Asset Management
------------------------------------------------------------------- ---------------------------------------------
WRL GE U.S. Equity                                                  GE Asset Management Incorporated
------------------------------------------------------------------- ---------------------------------------------
WRL Great Companies - America SM                                    Great Companies, L.L.C.
------------------------------------------------------------------- ---------------------------------------------
------------------------------------------------------------------- ---------------------------------------------
WRL Salomon All Cap                                                 Salomon Brothers Asset Management Inc
------------------------------------------------------------------- ---------------------------------------------
WRL C.A.S.E. Growth                                                 C.A.S.E. Management, Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL Dreyfus Mid Cap                                                 The Dreyfus Corporation
------------------------------------------------------------------- ---------------------------------------------
WRL NWQ Value Equity                                                NWQ Investment Management Company, Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL T. Rowe Price Dividend Growth                                   T. Rowe Price Associates, Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL Dean Asset Allocation                                           Dean Investment Associates
------------------------------------------------------------------- ---------------------------------------------
WRL LKCM Strategic Total Return                                     Luther King Capital Management Corporation
------------------------------------------------------------------- ---------------------------------------------
WRL J.P. Morgan Real Estate Securities                              J.P. Morgan Investment Management Inc.
------------------------------------------------------------------- ---------------------------------------------
WRL Federated Growth & Income                                       Federated Investment Counseling
------------------------------------------------------------------- ---------------------------------------------
WRL AEGON Balanced                                                  AEGON USA Investment Management, Inc.
WRL AEGON Bond
------------------------------------------------------------------- ---------------------------------------------
WRL J.P. Morgan Money Market                                        J.P. Morgan Investment Management Inc.
------------------------------------------------------------------- ---------------------------------------------
Fidelity VIP Equity-Income Portfolio - Service Class 2              Fidelity Management & Research Company
Fidelity VIP II Contrafund(R)Portfolio - Service Class 2
Fidelity VIP III Growth Opportunities Portfolio - Service Class 2
------------------------------------------------------------------- ---------------------------------------------



* Effective May 1, 2000, GE Asset Management Incorporated is the sole sub-adviser.

The general public may not purchase these portfolios. Their investment objectives and policies may be similar to other portfolios and mutual funds managed by the same investment adviser or sub-adviser that are sold directly to the public. You should not expect that the investment results of the other portfolios and mutual funds would be similar to those portfolios offered by this prospectus.

There is no assurance that a portfolio will achieve its stated objective(s). More detailed information, including an explanation of each portfolio's investment objective, may be found in the fund's current prospectus, which is attached to this prospectus. You should read the fund prospectus carefully before you invest.


THE FIXED ACCOUNT


Purchase payments you allocate to and amounts you transfer to the fixed account become part of the general account of Western Reserve. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 Act or 1940 Act. Western Reserve has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus which relate to the fixed account.


We guarantee that the interest credited to the fixed account will not be less than 4% per year. We have no formula for determining fixed account interest rates. We establish the interest rate, at our sole discretion, for each purchase payment or transfer into the fixed account. Rates are guaranteed for at least one year.


If you select the fixed account, your money will be placed with the other general assets of Western Reserve. All assets in our general account are subject to the general liabilities of our business operations. The amount of money you are able to accumulate in the fixed account during the accumulation period depends upon the total interest credited. The amount of annuity payments you receive during the income phase under a fixed annuity option will remain level for the entire income phase. You may not transfer money between the fixed account and the subaccounts during the income phase.

When you request a transfer or partial withdrawal from the fixed account, we will account for it on a first-in, first-out ("FIFO") basis, for purposes of crediting your interest. This means that we will take the deduction from oldest you have put in the fixed account. You may not make partial withdrawals from the fixed account unless we consent.

The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


TRANSFERS


During the accumulation period, you or your agent/registered representative of record may make transfers from any subaccount. However, if you elect the asset rebalancing program, you may not make any transfers if you want to continue in the program. A transfer would automatically cancel your participation in the asset rebalancing program. We may also limit "substantive" transfers as discussed below.

Transfers from the fixed account are allowed once each Contract year. We must receive written notice within 30 days after a Contract anniversary. Currently, there is no limit on the amount you may transfer out of the fixed account.

During the income phase of your Contract, you may transfer values from one subaccount to another. No transfers may be made to or from the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the variable annuity units in the subaccount from which the transfer is being made. We may limit subaccount transfers to one per Contract year.

The fixed account is not available in all states. Residents of New Jersey and Washington may not transfer any of their Contract value to the fixed account.

Transfers may be made by telephone or fax, subject to limitations described below under Telephone or Fax Transactions on page 18.

If you make more than 12 transfers from the subaccounts in any Contract year, we will charge you $10 for each additional transfer you make during that year. Currently, there is no charge for transfers from the fixed account.

Transfers to and from the subaccounts will be processed based on the accumulation unit values determined at the end of the business day on which we receive your written, telephoned, or faxed request at our administrative office, provided we receive your request at our administrative office before the close of our business day (usually 4:00 p.m. Eastern Time). If we receive your request after the close of our business day, we will process the transfer request using the accumulation unit value for the next business day.

The Contract's transfer privilege is not intended to afford owners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can potentially disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations, or a series of movements between portfolios. We will not limit non-substantive transfers.

We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.


DOLLAR COST AVERAGING PROGRAM


Dollar cost averaging allows you to transfer systematically a specific amount each month from the fixed account, the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, or any combination of these accounts to a different subaccount. You may specify the dollar amount to be transferred monthly; however, you must transfer a total of $1,000 monthly ($500 for New Jersey residents). To qualify, a minimum of $10,000 must be in each subaccount from which we make transfers. There is no charge for this program. These transfers do count towards the 12 free transfers allowed during each Contract year.


If you make dollar cost averaging transfers from the fixed account, each month you may transfer no more than 1/10th of the dollar amount in the fixed account on the date you start dollar cost averaging.

By transferring a set amount on a regular schedule instead of transferring the total amount at one particular time, you may reduce the risk of investing in the portfolios only when the price is high. Dollar cost averaging does not guarantee a profit and it does not protect you from loss if market prices decline.

We reserve the right to discontinue offering dollar cost averaging 30 days after we send notice to you. Dollar cost averaging is not available if you have elected the asset rebalancing program or if you elect to participate in any asset allocation service provided by a third party.


ASSET REBALANCING PROGRAM


During the accumulation period you can instruct us to rebalance automatically the amounts in your subaccounts to maintain your desired asset allocation. This feature is called asset rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the dollar cost averaging program or if you elect to participate in any asset allocation service provided by a third party. Asset rebalancing ignores amounts in the fixed account. You can choose to rebalance quarterly, semi-annually, or annually.


To qualify for asset rebalancing, a minimum annuity value of $10,000 is required. Asset rebalancing does not guarantee gains, nor does it assure that any subaccount will not have losses.


There is no charge for this program. Each reallocation which occurs under asset rebalancing will be counted towards the 12 free transfers allowed during each Contract year.


We reserve the right to discontinue, modify or suspend the asset rebalancing program at any time.

TELEPHONE OR FAX TRANSACTIONS


You may make transfers, request partial withdrawals and change the allocation of additional purchase payments by telephone. Telephone withdrawals are not allowed in the following situations:


o    for qualified Contracts (except IRAs);
o    if the amount you want to withdraw is greater than $50,000; or
o    if the address of record has been changed within the past 10 days.

Upon instructions from you, the registered representative/agent of record for your Contract may also make telephone transfers or withdrawals for you. If you do not want the ability to make transfers by telephone, you should notify us in writing.


You may make telephone transfers or withdrawals by calling our toll-free number, 1-800-851-9777 You will be required to provide certain information for identification purposes when you request a transaction by telephone. We may also require written confirmation of your request. We will not be liable for following telephone requests that we believe are genuine.

Please use the following fax numbers for the following types of transactions:

o To request a transfer, please fax your request to us at 727-299-1620. WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF YOU FAX YOUR TRANSFER REQUEST TO A NUMBER OTHER THAN THIS FAX NUMBER; and
o To request a partial withdrawal, please fax your request to us at 727-299-1620.


We will not be responsible for transmittal problems which are not reported to us within five business days. Any reports must be accompanied by proof of the faxed transmittal.


Telephone or fax requests must be received before 4:00 p.m. Eastern time to assure same-day pricing of the transaction. We may discontinue this option at any time.


THIRD PARTY INVESTMENT SERVICES

Western Reserve or an affiliate may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. Such independent third parties may or may not be appointed Western Reserve agents for the sale of Contracts.

WESTERN RESERVE DOES NOT ENGAGE ANY THIRD PARTIES TO OFFER INVESTMENT ALLOCATION SERVICES OF ANY TYPE, SO THAT PERSONS OR FIRMS OFFERING SUCH SERVICES DO SO INDEPENDENT FROM ANY AGENCY RELATIONSHIP THEY MAY HAVE WITH WESTERN RESERVE FOR THE SALE OF CONTRACTS. WESTERN RESERVE THEREFORE TAKES NO RESPONSIBILITY FOR THE INVESTMENT ALLOCATIONS AND TRANSFERS TRANSACTED ON YOUR BEHALF BY SUCH THIRD PARTIES OR ANY INVESTMENT ALLOCATION RECOMMENDATIONS MADE BY SUCH PARTIES.

Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

5. EXPENSES


There are charges and expenses associated with your Contract that reduce the return on your investment in the Contract. Unless we indicate otherwise, the expenses described below apply only during the accumulation period.


MORTALITY AND EXPENSE RISK CHARGE


We charge a fee as a compensation for bearing certain mortality and expense risks under the Contract. Examples include a guarantee of annuity rates, the death benefits, certain Contract expenses, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the Contract. The mortality and expense risk charge is equal, on an annual basis, to 1.25% of the average daily net assets that you have invested in each subaccount. This charge is deducted daily from the subaccounts during both the accumulation period and the income phase.

If this charge does not cover our actual mortality and expense risk costs, we absorb the loss. Conversely, if the charge covers more than actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.


ANNUAL CONTRACT CHARGE


We deduct an annual Contract charge of $30 from your annuity value on each Contract anniversary during the accumulation period and at surrender. We deduct this charge from the fixed account and each subaccount in proportion to the amount of annuity value in each account. We deduct the charge to cover our costs of administering the Contract.


TRANSFER CHARGE

You are allowed to make 12 free transfers per Contract year. If you make more than 12 transfers per Contract year, we charge $10 for each additional transfer. We deduct the charge from the amount transferred. Dollar cost averaging transfers and asset rebalancing are considered transfers. All transfer requests made on the same day are treated as a single request. We deduct the charge to compensate us for the cost of processing the transfer.

LOAN PROCESSING FEE


If you take a Contract loan, we will impose a $30 loan processing fee. You have the option either to send us a $30 check for this fee or to have us deduct the $30 from the loan amount. This fee is not applicable for all states. This fee covers loan processing and other expenses associated with establishing and administering the loan reserve. Only qualified Contracts can take Contract loans.


PREMIUM TAXES


Some states assess premium taxes on the purchase payments you make. A premium tax is a regulatory tax that some states assess on the purchase payments made into a contract. If we should have to pay any premium tax, we may deduct the tax from each purchase payment or from the accumulation unit value as we incur the tax. We may deduct the total amount of premium taxes, if any, from the annuity value when:

o  you elect to begin receiving annuity payments;
o  you surrender the Contract;
o  you request a partial withdrawal; or
o  a death benefit is paid.

As of the date of this prospectus, the following states assess a premium tax on all initial and subsequent purchase payments:

   -------------------- ------------------------  -----------------------
             STATE        QUALIFIED CONTRACTS     NONQUALIFIED CONTRACTS
   -------------------- ------------------------ ------------------------
   South Dakota                 0.00%                     1.25%
   -------------------- ------------------------ ------------------------
   Wyoming                      0.00%                     1.00%
   -------------------- ------------------------ ------------------------

As of the date of this prospectus, the following states assess a premium tax against the accumulation unit value if you choose an annuity payment option instead of receiving a lump sum distribution:

   ------------------- ---------------------- -------------------------
          STATE         QUALIFIED CONTRACTS    NONQUALIFIED CONTRACTS
   ------------------- ---------------------- -------------------------
   California                  0.50%                    2.35%
   ------------------- ---------------------- -------------------------
   Kentucky                    2.00%                    2.00%
   ------------------- ---------------------- -------------------------
   Maine                       0.00%                    2.00%
   ------------------- ---------------------- -------------------------
   Nevada                      0.00%                    3.50%
   ------------------- ---------------------- -------------------------
   West Virginia               1.00%                    1.00%
   ------------------- ---------------------- -------------------------


FEDERAL, STATE AND LOCAL TAXES

We may in the future deduct charges from the Contract for any taxes we incur because of the Contract. However, no deductions are being made at the present time.

WITHDRAWAL CHARGE


During the accumulation period, you may withdraw part or all of the Contract's annuity value. We impose a withdrawal charge to help us recover sales expenses, including broker/dealer compensation and printing, sales literature and advertising costs. We expect to profit from this charge. We deduct this charge from your annuity value at the time you request the withdrawal.

If you take a partial withdrawal or if you surrender your Contract completely, we will deduct a withdrawal charge of 5.0% of purchase payments withdrawn within five years after we receive a purchase payment. We calculate the withdrawal charge on the full amount that must be withdrawn from your annuity value in order to pay the withdrawal amount, including the withdrawal charge. To calculate withdrawal charges, we treat withdrawals as coming first from the oldest purchase payment, then the next oldest and so forth.


For the first withdrawal you make in any Contract year, we waive that portion of the withdrawal charge that is based on the first 10% of your Contract's annuity value at the time of the withdrawal. Amounts of the first withdrawal in excess of the first 10% of your Contract's annuity value and all subsequent withdrawals you make during the Contract year will be subject to a withdrawal charge. We will deduct the full withdrawal charge if you surrender your Contract completely. We do not assess withdrawal charges when you annuitize. We waive the withdrawal charge under certain circumstances (see below).

The following schedule shows the withdrawal charges that apply during the five years following each purchase payment:

=============================== =======================
       NUMBER OF YEARS
FROM RECEIPT OF EACH PURCHASE         WITHDRAWAL
           PAYMENT                      CHARGE
=============================== =======================
            0 - 5                         5%
------------------------------- -----------------------
            Over 5                        0%
------------------------------- -----------------------

For example, assume your Contract's annuity value is $100,000 at the end of the second year since your initial purchase payment and you withdraw $30,000 as your first withdrawal of the Contract year. Because the $30,000 is more than 10% of your Contract's annuity value ($10,000), you would pay a withdrawal charge of $1,052.63 on the remaining $20,000 (5% of $21,052.63, which is $20,000 plus the
$1,052.63 withdrawal charge).

Keep in mind that withdrawals may be taxable, and if made before age 59-1/2, may be subject to a 10% federal penalty tax. For tax purposes, withdrawals are considered to come from earnings first.


Systematic Partial Withdrawals. During any Contract year, you may make systematic partial withdrawals on a monthly, quarterly, semi-annual or annual basis without paying withdrawal charges. Systematic partial withdrawals must be at least $200 ($50 if by direct deposit). The amount of the systematic partial withdrawals may not exceed 10% of the annuity value at the time the withdrawal is made, divided by the number of withdrawals made per calendar year. We reserve the right to discontinue systematic partial withdrawals if any surrender would reduce your annuity value below $10,000.

You may elect to begin or discontinue systematic partial withdrawals at any time. However, we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. (See Systematic Partial Withdrawals on page 25.)

Nursing Care Facility Waiver. If your Contract contains a nursing care facility waiver, we will waive the withdrawal charge, provided:


o you have been confined to a nursing care facility for 30 consecutive days or longer;
o    your confinement began after the Contract date; and
o you provide us with written evidence of your confinement within two months after your confinement ends.


We will waive the withdrawal charge under the endorsement only for partial withdrawals and complete surrenders made during your confinement or within two months after your confinement ends. This waiver is not available in all states.


PORTFOLIO MANAGEMENT FEES


The value of the assets in each subaccount is reduced by the management fees and expenses paid by the portfolios. Some portfolios also deduct 12b-1 fees from portfolio assets. A description of these fees and expenses is found in the Annuity Contract Fee Table section on page 8 of this prospectus and in the fund prospectuses.

Our affiliate, AFSG, the principal underwriter for the Contracts, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Contracts, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.


REDUCED OR WAIVED CHARGES AND EXPENSES TO EMPLOYEES


We may reduce or waive the withdrawal charge and annual Contract charge for Contracts sold to large groups of full-time employees of the same employer, including directors, officers and full-time employees of Western Reserve or its affiliates, or other groups where sales to the group reduce our administrative expenses.


6. TAXES


NOTE: Western Reserve has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax advisor about your own circumstances. We believe that the Contract qualifies as an annuity contract for federal income tax purposes and the following discussion assumes it so qualifies. We have included an additional discussion regarding taxes in the SAI.


ANNUITY CONTRACTS IN GENERAL

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Code for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings, if any, on the money held in your annuity Contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of Contract -- qualified or nonqualified (discussed below).


You will generally not be taxed on increases in the value of your Contract until a distribution occurs - either as a partial withdrawal, complete surrender or as annuity payments.


When a non-natural person (e.g., corporations or certain other entities other than tax-qualified trusts) owns a nonqualified Contract, the Contract will generally not be treated as an annuity for tax purposes.


QUALIFIED AND NONQUALIFIED CONTRACTS


If you purchase the Contract under an individual retirement annuity, a 403(b) plan, 457 plan, or pension or profit sharing plan, your Contract is referred to as a qualified Contract.

If you purchase the Contract as an individual and not under a qualified Contract, your Contract is referred to as a nonqualified Contract.


Because variable annuity contracts provide tax deferral whether purchased as a qualified Contract or nonqualified Contract, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a qualified Contract.


A qualified Contract may be used in connection with the following plans:


o Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the Contract. A Roth IRA also allows individuals to make contributions to the Contract, but it does not allow a deduction for contributions. Roth IRA distributions may be tax-free if the owner meets certain rules.

o Tax-Sheltered Annuity (403(b) Plan): A 403(b) plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the Contract on a pre-tax basis.

o Corporate Pension and Profit-Sharing and H.R. 10 Plans: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the Contract on a pre-tax basis.

o Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the Contract.


There are limits on the amount of annual contributions you can make to these plans. Other restrictions may apply. The terms of the plan may limit your rights under a qualified Contract. You should consult your legal counsel or tax advisor if you are considering purchasing a Contract for use with any retirement plan. We have provided more detailed information on these plans and the tax consequences associated with them in the SAI.


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- NONQUALIFIED CONTRACTS

In general, if you make a withdrawal (partial or systematic) from your Contract, the Code treats that withdrawal as first coming from earnings and then from your purchase payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. When you make a complete surrender you are generally taxed on the amount that your surrender proceeds exceed your total purchase payments. Loans, pledges and assignments are taxed in the same manner as partial withdrawals and complete surrenders. Different rules apply for annuity payments.

In the event of a partial withdrawal or systematic partial withdrawal from, or complete surrender of, a nonqualified Contract, we will withhold for tax purposes the minimum amount required by law, unless the owner affirmatively elects, before payments begin, to have either nothing withheld or a different amount withheld.


The Code also provides that withdrawn earnings may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

o    paid on or after the taxpayer reaches age 59-1/2;

o    paid after the owner dies;

o paid if the taxpayer becomes totally disabled (as that term is defined in the Code);
o paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity; o paid under an immediate annuity; or
     o which come from purchase payments made prior to August 14, 1982.

MULTIPLE CONTRACTS


All nonqualified, deferred annuity contracts entered into after October 21, 1988 that we issue (or our affiliates issue) to the same owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includable in an individual's gross income. There may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. You should consult a competent tax advisor before purchasing more than one Contract or other annuity contracts.


DIVERSIFICATION AND DISTRIBUTION REQUIREMENTS


The Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Qualified and nonqualified Contracts must meet certain distribution requirements upon an owner's death in order to be treated as an annuity contract. A qualified Contract (except a Roth IRA) must also meet certain distribution requirements during the owner's life. These diversification and distribution requirements are discussed in the SAI. Western Reserve may modify the Contract to attempt to maintain favorable tax treatment.

PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS -- QUALIFIED CONTRACTS

The above information describing the taxation of nonqualified Contracts does not apply to qualified Contracts. There are special rules that govern qualified Contracts, including rules restricting when amounts can be paid from the Contracts and providing that a penalty tax may be assessed on amounts distributed from the Contract prior to the date you reach age 59-1/2, unless you meet one of the exceptions to this rule. We have provided more information in the SAI.

In the case of a partial withdrawal, systematic partial withdrawal, or complete surrender distributed to a participant or beneficiary under a qualifed Contract (other than a Roth IRA or a qualified Contract under Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the Contract to the total annuity value. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of an individual under a Contract which is not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.

The Code limits the distribution of purchase payments from certain 403(b) Contracts. Distributions generally can only be made when an owner:

o    reaches age 59-1/2;
o    leaves his/her job;
o    dies;
o    becomes disabled (as that term is defined in the Code); or
o in the case of hardship. However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Loans, pledges and assignments of qualified Contracts are taxed in the same manner as withdrawals from such Contracts.


TAXATION OF DEATH BENEFIT PROCEEDS

We may distribute amounts from the Contract because of the death of an owner or the annuitant. Generally, such amounts are includable in the income of the recipient:


o if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or
o if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

For these purposes, the "investment in the contract" is not affected by the owner's or annuitant's death. That is, the "investment in the contract" remains generally the total purchase payments, less amounts received which were not includable in gross income.


ANNUITY PAYMENTS


Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified Contracts (other than a Roth IRA as to which there are special rules) , only a portion of the annuity payments you receive will be includable in your gross income.


The excludable portion of each annuity payment you receive generally will be determined by dividing the "investment in the contract" on the maturity date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the "investment in the contract" has been fully recovered, the full amount of any additional annuity payments is includable in gross income.


If we permit you to select more than one annuity payment option, special rules govern the allocation of the Contract's entire "investment in the contract" to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax advisor as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the maturity date, annuity payments stop because of an annuitant's death, the excess (if any) of the "investment in the contract" as of the maturity date over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for your last tax return.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF CONTRACTS

If you transfer your ownership or assign a Contract, designate an annuitant or other beneficiary who is not also the owner, select certain maturity dates, or change annuitants, you may trigger certain income or gift tax consequences that are beyond the scope of this discussion. If you contemplate any such transfer, assignment, selection, or change, you should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Contract.

7. ACCESS TO YOUR MONEY


PARTIAL WITHDRAWALS AND COMPLETE SURRENDERS

You can have access to the money in your Contract in several ways:

o    by making a withdrawal (either a partial withdrawal or complete surrender);
     or
o    by taking annuity payments.


 If you want to surrender your Contract completely, you will receive your cash value, which equals the annuity value of your Contract minus:


o    any withdrawal charges;
o    any premium taxes;
o    any loans; and
o    the annual Contract charge.

The cash value will be determined at the accumulation unit value next determined as of the end of the business day (usually 4:00 p.m. Eastern Time) on which we receive your request for partial withdrawal or complete surrender at our administrative office, unless you specify a later date in your request.

No partial withdrawal is permitted if the withdrawal would reduce the cash value below $10,000. You may not make partial withdrawals from the fixed account unless we consent. Unless you tell us otherwise, we will take the withdrawal from each of the investment choices in proportion to the cash value.

Remember that any withdrawal you take will reduce the annuity value. Under some circumstances, a partial withdrawal will reduce the death benefit by more than the dollar amount of the withdrawal. See Section 9, Death Benefit, for more details.

Income taxes, federal tax penalties and certain restrictions may apply to any partial withdrawals or any complete surrender you make.

We must receive a properly completed surrender request which must contain your original signature. If you live in a community property state, your spouse must also sign the surrender request. We will accept fax or telephone requests for partial withdrawals as long as the withdrawal proceeds are being sent to the address of record. The maximum withdrawal amount you may request by fax or telephone is $50,000.


When we incur extraordinary expenses, such as overnight mail expenses, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery).

For your protection, we will require a signature guarantee for:


o    all requests for partial withdrawals or surrenders over $500,000; or
o where the partial withdrawal or surrender proceeds will be sent to an address other than the addre ss of record.

All signature guarantees must be made by:

o    a national or state bank;
o    a member firm of a national stock exchange; or
o any institution that is an eligible guarantor under SEC rules and regulations.

Notarization is not an acceptable form of signature guarantee.


If the Contract's owner is not an individual, additional information may be required. If you own a qualified Contract, the Code may require your spouse to consent to any withdrawal. Other restrictions will apply to Section 403(b) qualified Contracts and Texas Optional Retirement Program Contracts. For more information, call us at 1-800-851-9777.


PARTIAL ANNUITIZATION

After your first Contract anniversary and before the maturity date, you may partially annuitize your Contract without surrendering it completely. You may request that a portion of your Contract's annuity value be applied to purchase a periodic annuity under a supplemental contract with us. Any subsequent partial annuitizations must be at least five years after the immediately preceding one. We will not process a request for partial annuitization if it will:

o     reduce the cash value below $10,000;
o     exceed 50% of the cash value; or
o     purchase a monthly income of less than $100.

You must specify in your written request the subaccounts from which the amounts are to be partially withdrawn. You cannot use any cash value from the fixed account for partial annuitization. We will deduct premium taxes, if any, from the amount partially withdrawn.

You may have to pay federal income tax and a penalty tax on any money you withdraw.

DELAY OF PAYMENT AND TRANSFERS


Payment of any amount due from the separate account for a partial withdrawal, a complete surrender, a death benefit, or the death of the owner of a nonqualified Contract, will generally occur within seven days from the date all required information is received by us. We may be permitted to defer such payment from the separate account if:

o the NYSE is closed for other than usual weekends or holidays or trading on the NYSE is otherwise restricted; or

o an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or
o    the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of transfers, partial withdrawals, surrenders and loan amounts from the fixed account for up to six months.

SYSTEMATIC PARTIAL WITHDRAWALS


You can elect to receive regular payments from your Contract without paying withdrawal charges by using systematic partial withdrawals. You can withdraw up to 10% of your cash value annually in equal monthly, quarterly, semi-annual or annual payments of at least $200 ($50 if by direct deposit). Your cash value must equal at least $25,000. We will not process a systematic partial withdrawal if the cash value for the entire Contract would be reduced below $10,000. No systematic partial withdrawals are permitted from the fixed account. We will impose a withdrawal charge for payments made under systematic partial withdrawals.

You may stop systematic partial withdrawals at any time, but we must receive written notice at least 30 days prior to the date systematic partial withdrawals are to be discontinued. We reserve the right to discontinue offering systematic partial withdrawals 30 days after we send you written notice. Systematic partial withdrawals are not available if you have elected the dollar cost averaging or asset rebalancing program.


Income taxes, federal tax penalties and other restrictions may apply to any systematic partial withdrawal you receive.

CONTRACT LOANS FOR QUALIFIED CONTRACTS

You can take Contract loans during the accumulation period when the Contract:


o is used in connection with a tax-sheltered annuity plan under Section 403(b) of the Code (limit of one Contract loan per calendar year);
o is purchased by a pension, profit-sharing, or other similar plan qualified under section 401(a) of the Code (including Section 401(k) plans - please contact your plan administrator); and
o    has been in force for at least 10 days.


The maximum amount you may borrow against the Contract is the lesser of:


o    50% of the annuity value; or
o $50,000 reduced by the highest outstanding loan balance during the one-year period immediately prior to the loan date. However, if the annuity value is less than $20,000, the maximum you may borrow against the Contract is the lesser of 80% of the annuity value or $10,000.


The minimum loan amount is $1,000 (unless otherwise required by state law). You are responsible for requesting and repaying loans that comply with applicable tax requirements, and other laws, such as the Employment Retirement Income Security Act of 1974 ("ERISA"). Accordingly, you should consult a competent tax advisor before requesting a Contract loan.

The loan amount will be withdrawn from your investment choices and transferred to the loan reserve. The loan reserve is part of the fixed account and is used as collateral for all Contract loans. We reserve the right to postpone distributing the loan amount from the fixed account for up to six months, if required.

On each Contract anniversary we will compare the amount of the Contract loan to the amount in the loan reserve. If all Contract loans and unpaid interest due on the loan exceed the amount in the loan reserve, we will withdraw the difference from the subaccounts and transfer it to the loan reserve. If the amount of the loan reserve exceeds the amount of the outstanding Contract loan, we will withdraw the difference and transfer it in accordance with your current purchase payment allocation. We reserve the right to transfer the excess to the fixed account if the amount used to establish the loan reserve was transferred from the fixed account.

If all Contract loans and unpaid interest due on the loan exceed the cash value, we will mail to your last known address and to any assignee of record a notice stating the amount due in order to reduce the loan amount so that the loan amount no longer exceeds the cash value. If the excess amount is not paid within 31 days after we mail the notice, the Contract will terminate without value.

You can repay any Contract loan in full:

o    while the Contract is in force; and
o    during the accumulation period.


NOTE CAREFULLY: If you do not repay your Contract loan, we will subtract the amount of the unpaid loan plus interest from:


o     the amount of any death benefit proceeds; or

o     the amount we pay upon a partial withdrawal or complete surrender; or

o     the amount we apply on the maturity date to provide annuity payments.

You must pay interest on the loan at the rate of 6% per year. We deduct interest in arrears. Amounts in the loan reserve will earn interest at a minimum guaranteed effective annual interest rate of 4%. Principal and interest must be repaid:


o    in level quarterly or monthly payments over a 5-year period; or

o over a 10, 15 or 20-year period, if the loan is used to buy your principal residence.

An extended repayment period cannot go beyond the year you turn 70-1/2.

If:
o    a repayment is not received within 31 days from the original due date;


Then:
o a distribution of all Contract loans and unpaid accrued interest, and any applicable charges, including any withdrawal charge, will take place.

This distribution will be reported as taxable to the Internal Revenue Service, may be subject to income and penalty tax, and may cause the Contract to not qualify under Section 403(b) of the Code.

You may fax your loan request to us at 727-299-1620.

The loan date is the date we process the loan request. We impose a $30 fee to cover loan processing and expenses associated with establishing and administering the loan reserve (not applicable in all states). We reserve the right to limit the number of Contract loans made per Contract year.

Contract loans may not be available in all states.

8. PERFORMANCE

We periodically advertise performance of the subaccounts and investment portfolios. We may disclose at least four different kinds of performance.

First, we may disclose standardized total return figures for the subaccounts that reflect the deduction of all charges assessed during the accumulation period under the Contract, including the mortality and expense charge, the administrative charge, the annual Contract charge and the withdrawal charge. THESE FIGURES ARE BASED ON THE ACTUAL HISTORICAL PERFORMANCE OF THE SUBACCOUNTS INVESTING IN THE UNDERLYING PORTFOLIOS SINCE THEIR INCEPTION, ADJUSTED TO REFLECT CURRENT CONTRACT CHARGES.


Second, we may disclose total return figures on a non-standardized basis. This means that the data may be presented for different time periods and different dollar amounts. The data will not be reduced by the withdrawal charge currently assessed under the Contract. We will only disclose non-standardized performance data if it is accompanied by standardized total return data.


Third, we may present historic performance data for the portfolios since their inception reduced by some or all fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts, but is designed to show the performance that would have resulted if the Contract had been available during that time.


Fourth, we may include in our advertising and sales materials, tax-deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets.

The WRL Fund prospectus presents the total return of certain existing SEC-registered funds that are managed by sub-advisers to the WRL portfolios. These funds have investment objectives, policies and strategies that are substantially similar to those of certain portfolios. We call the funds the "Similar Sub-Adviser Funds." None of the fees and charges under the Contract has been deducted from the performance data of the Similar Sub-Adviser Funds. If Contract fees and charges were deducted, the investment returns would be lower. The similar Sub-Adviser Funds are not available for investment under the Contract.


Appendix B contains performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and future results will not be the same as the results shown.

9. DEATH BENEFIT


We will pay a death benefit to the beneficiary, under certain circumstances. The beneficiary may choose an annuity payment option or may choose to receive a lump sum.

WHEN WE PAY A DEATH BENEFIT


Before the Maturity Date. We will pay a death benefit to your beneficiary upon the earlier of:

o   the death of any owner; or
o   the death of the annuitant if no contingent annuitant is named.

If the only beneficiary is your surviving spouse, then he or she may elect to continue the Contract as the new annuitant and owner, instead of receiving the death benefit.

If the beneficiary is alive and is not the owner's spouse, the beneficiary will become the new owner and the death benefit will become the annuity value. This new owner generally must surrender the Contract for the annuity value within five years of the former owner's death.

If the owner does not name a beneficiary or no beneficiary is alive, the owner's estate will become the new owner and the death benefit must generally be distributed within 5 years of the beneficiary's death.

Federally prescribed mandatory distribution requirements apply to the annuity value upon the death of any owner or annuitant. These restrictions are detailed in the SAI.

After the Maturity Date. The death benefit payable, if any, on or after the maturity date depends on the annuity payment option selected. See Annuity Payment Options Under the Contract on page 13 for a description of the annuity payment options. Please note that not all payment options provide for a death benefit.

NOTE CAREFULLY. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, unless Western Reserve receives written notice of the trust as a contingent owner signed prior to the owner's death, that trust may not exercise ownership rights to the Contract. It may be necessary to open a probate estate in order to exercise ownership rights to the Contract if no contingent owner is named in a written notice received by Western Reserve.

AMOUNT OF DEATH BENEFIT DURING THE ACCUMULATION PERIOD


Death benefit provisions may differ from state to state. The death benefit may be paid as a lump sum or as annuity payments, but in all events will be paid in accordance with any applicable federal and state laws, rules and regulations.


If the annuitant dies during the accumulation period and if a death benefit is payable, the death benefit will be the greatest of the following:


If the annuitant or any owner dies during the accumulation period and before the sixth Contract year, the death benefit will be the greater of:

o    the annuity value of your Contract on the date of death; or
o the total purchase payments you make to the Contract, less partial withdrawals and partial annuitization amounts withdrawn from the Contract.


If the annuitant dies during the accumulation period and after the fifth Contract year, the death benefit will be the greatest of:

o    the death benefits described above; or

o    the highest annuity value as of any Contract anniversary occurring between
     (a) the later of May 1, 2000 and the fifth Contract anniversary and (b) the earlier of:

      o    the annuitant's date of death; or
      o    the Contract anniversary nearest the annuitant's 80th birthday.


     The highest annuity value will be increased by purchase payments made and decreased by adjusted partial withdrawals taken since the Contract anniversary date with the highest annuity value. The adjusted partial withdrawal is equal to (a) times (b) where:
     o (a) is the ratio of the death benefit to the annuity value, calculated on the date the partial withdrawal is processed, but prior to the processing; and
     o    (b) is the amount of the partial withdrawal.

ALTERNATE PAYMENT ELECTIONS BEFORE THE MATURITY DATE

The beneficiary may elect to receive the death benefit in a lump sum payment. If the beneficiary is not the spouse of the deceased owner, the beneficiary may elect to receive payment:

1.   within 5 years of the date of the owner's death;
2. over a specific number of years, not to exceed the beneficiary's life expectancy, with payments starting within one year of the owner's death; or
3. under a life annuity payout option, with payments starting within one year of the owner's death.

Multiple beneficiaries may choose individually among any of the three options.

If the beneficiary chooses 1 or 2 above, this Contract remains in effect and remains in the accumulation period until it terminates at the end of the elected period. The death benefit becomes the new annuity value. If the beneficiary chooses 3 above, the Contract remains in effect, but moves into the annuity phase with the beneficiary receiving payments under a life annuity payout option. Special restrictions apply to 1 above. See the SAI for more details.

10. OTHER INFORMATION

OWNERSHIP


You, as owner of the Contract, exercise all rights under the Contract, including the right to transfer ownership (subject to any assignee or irrevocable beneficiary's consent). You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.


ANNUITANT


The annuitant is the person named in the application to receive annuity payments. If no person is named, the owner will be the annuitant. As of the maturity date, and upon our agreement, the owner may change the annuitant or, if either annuity Option C or Option E has been selected, add a joint annuitant. On the maturity date, the annuitant(s) will become the payee(s) and receive the annuity payments.


BENEFICIARY


The beneficiary is the person who receives the death benefit. You may change the beneficiary during the lifetime of the annuitant, subject to the rights of any irrevocable beneficiary. Any change must be made in writing and received by us at our administrative office and, if accepted, will be effective as of the date on which the request was signed by the owner. Prior to the maturity date, if no beneficiary survives the decedent, the owner's estate will be the beneficiary. In the case of certain qualified Contracts, the Treasury Regulations prescribe certain limitations on the designation of a beneficiary. See the SAI for more details on the beneficiary.


ASSIGNMENT


You can also assign the Contract any time prior to the maturity date. Western Reserve will not be bound by the assignment until we receive written notice of the assignment. Western Reserve will not be liable for any payment or other action we take in accordance with the Contract before we receive notice of the assignment. An assignment may be a taxable event. There may be limitations on your ability to assign a qualified Contract and such assignments may be subject to tax penalties and taxed as distributions under the Code.


WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


Western Reserve was incorporated under the laws of Ohio on October 1, 1957. It is engaged in the business of writing life insurance policies and annuity contracts. Western Reserve is wholly-owned by First AUSA Life Insurance Company, a stock life insurance company which is wholly-owned indirectly by AEGON USA, Inc. ("AEGON USA"), which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA is indirectly owned by AEGON N.V. of the Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Western Reserve is licensed in the District of Columbia, Guam, Puerto Rico and in all states except New York.


THE SEPARATE ACCOUNT


Western Reserve established a separate account, called the WRL Series Annuity Account, under the laws of the State of Ohio on April 12, 1988. The separate account is divided into subaccounts, each of which invests exclusively in shares of a mutual fund portfolio. Currently, there are 29 subaccounts offered through this Contract. Western Reserve may add, delete or substitute subaccounts or investments held by the subaccounts, and reserves the right to change the investment objective of any subaccount, subject to applicable law as described in the SAI. In addition, the separate account may be used for other variable annuity contracts issued by Western Reserve.


The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the Contracts of the separate account or Western Reserve.


The assets of the separate account are held in Western Reserve's name on behalf of the separate account and belong to Western Reserve. However, the assets underlying the Contracts are not chargeable with liabilities arising out of any other business Western

Reserve may conduct. The income, gains and losses, realized and unrealized, from the assets allocated to each subaccount are credited to and charged against that subaccount without regard to the income, gains and losses from any other of our accounts or subaccounts.

Information about the separate account can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. In addition, the SEC maintains a web site (WWW.SEC.GOV) that contains other information regarding the separate account.


VOTING RIGHTS

Western Reserve will vote all shares of the portfolios in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in accordance with those instructions. We will vote shares for which no timely instructions were received in the same proportion as the voting instructions we received. However, if we determine that we are permitted to vote the shares in our own right, we may do so. Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio. More information on voting rights is provided in the SAI.

DISTRIBUTION OF THE CONTRACTS


AFSG is the principal underwriter of the Contracts. Like Western Reserve, it is an indirect wholly-owned subsidiary of AEGON USA. It is located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001. AFSG is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG, including InterSecurities, Inc., AEGON Distributors, Inc. and Transamerica Financial Resources, Inc., all affiliates of Western Reserve. Western Reserve will generally pay broker/dealers first-year sales commissions in an amount up to 0.75% of purchase payments. In addition, broker/dealers may receive trail commissions of up to 0.75% of the annuity value in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.


NON-PARTICIPATING CONTRACT

The Contract does not participate or share in the profits or surplus earnings of Western Reserve. No dividends are payable on the Contract.

VARIATIONS IN CONTRACT PROVISIONS

Certain provisions of the Contracts may vary from the descriptions in this prospectus in order to comply with different state laws. See your Contract for variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract.


The fixed account is not available in all states. Residents of New Jersey and Washington may not direct or transfer any money to the fixed account.


IMSA


We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

LEGAL PROCEEDINGS


Western Reserve, like other life insurance companies, is involved in lawsuits. We are not aware of any class lawsuits naming us as a defendant or involving the separate account. In some lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, we believe that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account, AFSG, or Western Reserve.


FINANCIAL STATEMENTS

The financial statements of Western Reserve and the separate account are included in the SAI.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Definitions of Special Terms
The Contract - General Provisions
Certain Federal Income Tax Consequences
Investment Experience
Historical Performance Data
Published Ratings
Administration
Records and Reports
Distribution of the Contracts
Other Products
Custody of Assets
 Legal Matters
Independent Accountants
Other Information
Financial Statements

Inquiries and requests for a SAI should be directed to:


Western Reserve Life
Administrative Office
Attention: Annuity Department
P.O. Box 9051
Clearwater, Florida 33758-9051
1-800-851-9777

                                   APPENDIX A
                         CONDENSED FINANCIAL INFORMATION

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables. The number of accumulation units combines the units outstanding for two variable annuity contracts issued by Western Reserve through the subaccounts.

-------------------------------------------------------------------------------
                   WRL J.P. MORGAN MONEY MARKET SUBACCOUNT(1)
-------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD              PERIOD       END OF PERIOD

-------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989      $10.000              $10.579           279,180
-------------------------------------------------------------------------------
12/31/1990                      $10.579              $11.235         1,774,514
-------------------------------------------------------------------------------
12/31/1991                      $11.235              $11.681         2,482,842
-------------------------------------------------------------------------------
12/31/1992                      $11.681              $11.888         3,459,934
-------------------------------------------------------------------------------
12/31/1993                      $11.888              $12.026         2,739,178
-------------------------------------------------------------------------------
12/31/1994                      $12.026              $12.294         4,499,778
-------------------------------------------------------------------------------
12/31/1995                      $12.294              $12.799         3,249,712
-------------------------------------------------------------------------------
12/31/1996                      $12.799              $13.287         3,848,980
-------------------------------------------------------------------------------
12/31/1997                      $13.287              $13.818         2,860,806
-------------------------------------------------------------------------------
12/31/1998                      $13.818              $14.369         3,395,945
-------------------------------------------------------------------------------
12/31/1999                      $14.369              $14.879         6,518,077
-------------------------------------------------------------------------------

 --------------------------------------------------------------------------
                          WRL AEGON BOND SUBACCOUNT(1)

 -------------------------------------------------------------------------
                                                               NUMBER OF
                             ACCUMULATION   ACCUMULATION      ACCUMULATION
                             UNIT VALUE AT  UNIT VALUE AT        UNITS
                              BEGINNING OF  END OF PERIOD    OUTSTANDING AT
                                 PERIOD                     AT END OF PERIOD
-------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989      $10.000         $11.272          339,412
-------------------------------------------------------------------------
12/31/1990                      $11.272         $11.831          598,466
-------------------------------------------------------------------------
12/31/1991                      $11.831         $13.894        1,389,932
-------------------------------------------------------------------------
12/31/1992                      $13.894         $14.650        3,565,475
-------------------------------------------------------------------------
12/31/1993                      $14.650         $16.404        4,052,875
-------------------------------------------------------------------------
12/31/1994                      $16.404         $15.076        3,130,365
-------------------------------------------------------------------------
12/31/1995                      $15.076         $18.312        2,954,875
-------------------------------------------------------------------------
12/31/1996                      $18.312         $18.110        2,513,342
-------------------------------------------------------------------------
12/31/1997                      $18.110         $19.522        2,360,470
-------------------------------------------------------------------------
12/31/1998                      $19.522         $21.076        2,414,683
-------------------------------------------------------------------------
12/31/1999                      $21.076         $20.203        1,843,337
-------------------------------------------------------------------------






-------------------------------------------------------------------------------
                         WRL JANUS GROWTH SUBACCOUNT(1)
-------------------------------------------------------------------------------
                                                                  NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD              PERIOD       END OF PERIOD

-------------------------------------------------------------------------------
02/24/1989(2) - 12/31/1989     $10.000              $13.399          2,127,009
-------------------------------------------------------------------------------
12/31/1990                     $13.399              $13.210          5,538,622
-------------------------------------------------------------------------------
12/31/1991                     $13.210              $20.848         13,667,137
-------------------------------------------------------------------------------
12/31/1992                     $20.848              $21.072         26,351,578
-------------------------------------------------------------------------------
12/31/1993                     $21.072              $21.639         26,573,194
-------------------------------------------------------------------------------
12/31/1994                     $21.639              $19.595         20,917,559
-------------------------------------------------------------------------------
12/31/1995                     $19.595              $28.471         18,708,618
-------------------------------------------------------------------------------
12/31/1996                     $28.471              $33.168         17,369,775
-------------------------------------------------------------------------------
12/31/1997                     $33.168              $38.503         14,841,891
-------------------------------------------------------------------------------
12/31/1998                     $38.503              $62.542         13,063,412
-------------------------------------------------------------------------------
12/31/1999                     $62.542              $98.623         11,831,098
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                           WRL JANUS GLOBAL SUBACCOUNT
--------------------------------------------------------------------------------
                                                                  NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT     UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD            PERIOD         END OF PERIOD

------------------------------------------------------------------------------
12/03/1992(3) - 12/31/1992      $10.000            $10.152             25,000
------------------------------------------------------------------------------
12/31/1993                      $10.152            $13.537          5,121,285
------------------------------------------------------------------------------
12/31/1994                      $13.537            $13.403         10,796,779
------------------------------------------------------------------------------
12/31/1995                      $13.403            $16.289          8,682,451
------------------------------------------------------------------------------
12/31/1996                      $16.289            $20.548         10,764,227
------------------------------------------------------------------------------
12/31/1997                      $20.548            $24.098         10,843,759
------------------------------------------------------------------------------
12/31/1998                      $24.098            $30.943          9,639,964
------------------------------------------------------------------------------
12/31/1999                      $30.943            $52.288          8,766,540
------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                   WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
--------------------------------------------------------------------------------
                                                                   NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD              PERIOD       END OF PERIOD
-------------------------------------------------------------------------------
03/01/1993(3) - 12/31/1993     $10.000              $11.254          4,340,344
-------------------------------------------------------------------------------
12/31/1994                     $11.254              $11.055          8,015,123
-------------------------------------------------------------------------------
12/31/1995                     $11.055              $13.610          8,550,697
-------------------------------------------------------------------------------
12/31/1996                     $13.610              $15.457          8,849,836
-------------------------------------------------------------------------------
12/31/1997                     $15.457              $18.601          8,830,827
-------------------------------------------------------------------------------
12/31/1998                     $18.601              $20.140          7,983,192
-------------------------------------------------------------------------------
12/31/1999                     $20.140              $22.291          7,040,002
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                       WRL VKAM EMERGING GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
                                                                   NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD            PERIOD         END OF PERIOD
-------------------------------------------------------------------------------
03/01/1993(3) - 12/31/1993       $10.000           $12.367           4,719,227
-------------------------------------------------------------------------------
12/31/1994                       $12.367           $11.315           7,378,138
-------------------------------------------------------------------------------
12/31/1995                       $11.315           $16.403           7,059,547
-------------------------------------------------------------------------------
12/31/1996                       $16.403           $19.258           7,440,062
-------------------------------------------------------------------------------
12/31/1997                       $19.258           $23.099           7,179,790
-------------------------------------------------------------------------------
12/31/1998                       $23.099           $31.329           6,442,520
-------------------------------------------------------------------------------
12/31/1999                       $31.329           $63.478           6,153,697
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                            WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
-------------------------------------------------------------------------------
03/01/1994(3) - 12/31/1994      $10.000            $9.792            1,869,106
-------------------------------------------------------------------------------
12/31/1995                      $9.792             $13.347           4,919,998
-------------------------------------------------------------------------------
12/31/1996                      $13.347            $14.558           4,385,416
-------------------------------------------------------------------------------
12/31/1997                      $14.558            $17.864           4,172,912
-------------------------------------------------------------------------------
12/31/1998                      $17.864            $26.232           4,069,236
-------------------------------------------------------------------------------
12/31/1999                      $26.232            $43.787           3,898,221
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         WRL AEGON BALANCED SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
------------------------------------------------------------------------------
03/01/1994(3) - 12/31/1994      $10.000            $9.348             983,274
------------------------------------------------------------------------------
12/31/1995                      $9.348             $11.060          1,005,549
------------------------------------------------------------------------------
12/31/1996                      $11.060            $12.094          1,124,365
------------------------------------------------------------------------------
12/31/1997                      $12.094            $13.986          1,238,709
------------------------------------------------------------------------------
12/31/1998                      $13.986            $14.770          1,335,853
------------------------------------------------------------------------------
12/31/1999                      $14.770            $15.027          1,452,658
------------------------------------------------------------------------------


-------------------------------------------------------------------------------
                    WRL FEDERATED GROWTH & INCOME SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
------------------------------------------------------------------------------
03/01/1994(3) - 12/31/1994      $10.000            $9.463             561,868
------------------------------------------------------------------------------
12/31/1995                      $9.463             $11.705            995,803
------------------------------------------------------------------------------
12/31/1996                      $11.705            $12.905            960,652
------------------------------------------------------------------------------
12/31/1997                      $12.905            $15.887            884,769
------------------------------------------------------------------------------
12/31/1998                      $15.887            $16.168          1,020,628
------------------------------------------------------------------------------
12/31/1999                      $16.168            $15.256            741,824
------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                      WRL DEAN ASSET ALLOCATION SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
-------------------------------------------------------------------------------
01/03/1995(3) - 12/31/1995    $10.000              $11.861          2,943,255
-------------------------------------------------------------------------------
12/31/1996                    $11.861              $13.403          4,640,509
-------------------------------------------------------------------------------
12/31/1997                    $13.403              $15.432          5,049,374
-------------------------------------------------------------------------------
12/31/1998                    $15.432              $16.509          5,174,480
-------------------------------------------------------------------------------
12/31/1999                    $16.509              $15.385          3,845,498
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                         WRL C.A.S.E. GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
-------------------------------------------------------------------------------
05/01/1995(3) - 12/31/1995      $10.000           $11.964            165,502
-------------------------------------------------------------------------------
12/31/1996                      $11.964           $13.883            634,664
-------------------------------------------------------------------------------
12/31/1997                      $13.883           $15.771          1,120,896
-------------------------------------------------------------------------------
12/31/1998                      $15.771           $15.960            887,289
-------------------------------------------------------------------------------
12/31/1999                      $15.960           $21.096            683,768
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         WRL NWQ VALUE EQUITY SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
-------------------------------------------------------------------------------
05/01/1996(3) - 12/31/1996     $10.000              $11.225        1,485,890
-------------------------------------------------------------------------------
12/31/1997                     $11.225              $13.861        3,562,149
-------------------------------------------------------------------------------
12/31/1998                     $13.861              $13.035        2,964,277
-------------------------------------------------------------------------------
12/31/1999                     $13.035              $13.896        2,370,920
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     WRL GE INTERNATIONAL EQUITY SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
01/02/1997(3) - 12/31/1997    $10.000              $10.617           600,633
--------------------------------------------------------------------------------
12/31/1998                    $10.617              $11.832           573,292
--------------------------------------------------------------------------------
12/31/1999                    $11.832              $14.601           402,792
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                          WRL GE U.S. EQUITY SUBACCOUNT
-------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
-------------------------------------------------------------------------------
01/02/1997(3) - 12/31/1997     $10.000              $12.544           986,655
-------------------------------------------------------------------------------
12/31/1998                     $12.544              $15.222         1,538,482
-------------------------------------------------------------------------------
12/31/1999                     $15.222              $17.801         1,823,459
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                        WRL THIRD AVENUE VALUE SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
1/02/1998(3) - 12/31/1998      $10.000              $9.201            643,581
--------------------------------------------------------------------------------
12/31/1999                     $9.201               $10.515           504,953
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                WRL J.P. MORGAN REAL ESTATE SECURITIES SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/01/1998(3) - 12/31/1998     $10.000              $8.435            67,648
--------------------------------------------------------------------------------
12/31/1999                    $8.435               $8.016            50,784
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       WRL GOLDMAN SACHS GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/03/1999(3) - 12/31/1999      $10.000              $11.652           113,020
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                     WRL GOLDMAN SACHS SMALL CAP SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/03/1999(3) - 12/31/1999      $10.000              $11.642           36,799
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  WRL T. ROWE PRICE DIVIDEND GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/03/1999(3) - 12/31/1999      $10.000              $9.183           197,282
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                     WRL T. ROWE PRICE SMALL CAP SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/03/1999(3) - 12/31/1999      $10.000             $13.733           284,595
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         WRL SALOMON ALL CAP SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/03/1999(3) - 12/31/1999      $10.000              $11.460         119,851
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                  WRL PILGRIM BAXTER MID CAP GROWTH SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------

5/03/1999(3) - 12/31/1999      $10.000              $17.651          377,306
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                         WRL DREYFUS MID CAP SUBACCOUNT
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                                                                  ACCUMULATION
                          ACCUMULATION UNIT    ACCUMULATION UNIT      UNITS
                          VALUE AT BEGINNING    VALUE AT END OF   OUTSTANDING AT
                              OF PERIOD             PERIOD        END OF PERIOD
--------------------------------------------------------------------------------
5/03/1999(3) - 12/31/1999      $10.000             $10.630           75,244
--------------------------------------------------------------------------------


(1) The commencement of operations of these subaccounts was February 24, 1989.
(2) Initial date these subaccounts were offered for investment under the Contract.
(3) Commencement of operations of these subaccounts.

Because the WRL Value Line Aggressive Growth, WRL Great Companies--America (SM) and WRL Great Companies-- Technology SM portfolios did not commence operations until May 1, 2000, and because the Fidelity VIP Equity-Income Portfolio - Service Class 2, Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 were not offered under this prospectus until May 1, 2000, there is no condensed financial information for these subaccounts for the year ended December 31, 1999.

                                   APPENDIX B
                           HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

Western Reserve may advertise historical yields and total returns for the subaccounts of the separate account. These figures are based on historical earnings and will be calculated according to guidelines from the SEC. They do not indicate future performance.


WRL J.P. MORGAN MONEY MARKET SUBACCOUNT. The yield of the WRL J. P. Morgan Money Market subaccount is the annualized income generated by an investment in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period, not including capital changes or income other than investment income, is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but we assume that the income earned is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.88%, and the effective yield was 3.95%.

OTHER SUBACCOUNTS. The YIELD of a subaccount, other than the WRL J.P. Morgan Money Market subaccount, refers to the annualized income generated by an investment in the subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

The TOTAL RETURN of a subaccount assumes that an investment has been held in a subaccount for various periods of time including a period measured from the date the first subaccount investing in the underlying portfolios began operations. When the first subaccount investing in the underlying portfolios has been in operation for 1, 5, and 10 years, the total return for these periods will be provided, adjusted to reflect current subaccount charges. The total return quotations will represent the average annual compounded rates of return of investment of $1,000 in the subaccount as of the last day of each period.

The yield and total return calculations for a subaccount are not reduced by any premium taxes. For additional information regarding yields and total returns, please refer to the SAI.

Based on the method of calculation described in the SAI, the standard average annual total returns of the subaccounts for periods from inception of the subaccounts investing in the underlying portolios to December 31, 1999, and for the one, five and ten-year periods ended December 31, 1999 are shown in Table 1 below. Total returns shown in Table 1 reflect deductions of 1.25% for the mortality and expense risk charge and $30 for the annual Contract charge. (Based on an average Contract size of $87,858, the annual Contract charge translates into a charge of 0.03%.) Total returns also assume a complete surrender of the Contract at the end of the period; therefore, the withdrawal charge is deducted.


  ---------------------------------------------------------------------------------------------------------------------------------
                                     TABLE 1
          STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                               (ASSUMES SURRENDER)
  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                   10 YE
                                                                    5 YEARS          ENDED         INCEPTION OF THE   SUBACCOUNT
  SUBACCOUNT                                         YEAR ENDED     ENDED          12/31/99        SUBACCOUNT TO       INCEPTION
                                                     12/31/99      12/31/99                           12/31/99**         Date**
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL J.P Morgan Money Market*                         -1.49%         3.01%           3.47%             3.73%          02/24/1989
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Bond                                       -9.18%         5.22%           6.00%             6.69%          02/24/1989
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Growth                                    52.64%        37.87%           22.09%             23.48%         02/24/1989
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Global                                    63.93%        30.95%            N/A               26.31%         12/03/1992
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Strategic Total Return                       5.64%       14.47%            N/A               12.43%         03/01/1993
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL VKAM Emerging Growth                            97.55%        40.93%            N/A               31.02%         03/01/1993
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Alger Aggressive Growth                         61.87%        34.61%            N/A               28.76%         03/01/1994
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Balanced                                   -3.29%         9.26%           N/A                7.22%         03/01/1994
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Federated Growth & Income                       -10.67%         9.32%           N/A                7.49%         03/01/1994
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Dean Asset Allocation                           -11.85%         N/A             N/A                8.29%         01/03/1995
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL C.A.S.E. Growth                                  27.13%         N/A             N/A               16.72%         05/01/1995
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL NWQ Value Equity                                  1.57%         N/A             N/A                8.28%         05/01/1996
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL GE International Equity                         18.36%          N/A             N/A               12.17%         01/02/1997
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL GE U.S. Equity                                  11.90%          N/A             N/A               20.11%         01/02/1997
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Third Avenue Value                                9.24%         N/A             N/A                0.06%         01/02/1998
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL J.P. Morgan Real Estate Securities              -10.00%         N/A             N/A              -15.73%         05/01/1998
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth                              N/A           N/A             N/A               11.49%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Small Cap                           N/A           N/A             N/A               11.40%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth                     N/A           N/A             N/A              -13.20%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                           N/A           N/A             N/A               32.30%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Salomon All Cap                                   N/A           N/A             N/A                9.58%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap Growth                     N/A           N/A             N/A               71.47%         05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Dreyfus Mid Cap                                   N/A           N/A             N/A                 1.28%        05/03/1999
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Value Line Aggressive Growth                      N/A           N/A             N/A                N/A           05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - America(SM)                     N/A           N/A             N/A                N/A           05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Technology(SM)                  N/A           N/A             N/A                N/A           05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio - Service                      N/A             N/A
  Class 2                                               N/A                                              N/A           05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund(R)Portfolio - Service
  Class 2                                               N/A           N/A             N/A                N/A           05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth Opportunities Portfolio -
  Service Class 2                                       N/A           N/A             N/A                N/A           05/01/2000
  ----------------------------------------------------------------------------------------------------------------------------------



* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.


NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, similar performance data for other periods may also be shown.

We may from time to time also disclose average annual total return or other performance data in non-standardized formats for the subaccounts. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial withdrawals or annuity payments.

All non-standardized performance data will be advertised only if the standardized performance data as shown in Table 1 is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.


Based on the method of calculation described in the SAI, the non-standardized average annual total returns for periods from inception of the subaccounts to December 31, 1999, and for the one, five and ten-year periods ended December 31, 1999 are shown in Table 2 below. Total returns shown in Table 2 reflect deductions of 1.25% for the mortality and expense risk charge and $30 for the annual Contract charge. (Based on an average Contract size of $87,858 the annual Contract charge translates into a charge of 0.03%.) Total returns assume that the Contract is not surrendered and therefore the withdrawal charge is not deducted.

  ---------------------------------------------------------------------------------------------------------------------------------
                                     TABLE 2
        NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS OF THE SUBACCOUNTS
                             (ASSUMES NO SURRENDER)
  ---------------------------------------------------------------------------------------------------------------------------------
                                                                                   10 YEARS
                                                                   5 YEARS          ENDED         INCEPTION OF THE    SUBACCOUNT
  SUBACCOUNT                                        YEAR ENDED      ENDED          12/31/99        SUBACCOUNT TO      INCEPTION
                                                    12/31/99      12/31/99                           12/31/99**         Date**
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL J.P Morgan Money Market*                         3.51%        3.88%            3.47%              3.73%         02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Bond                                      -4.18%        6.02%            6.00%              6.69%         02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Growth                                   57.64%        38.15%           22.09%             23.48%         02/24/1989
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Janus Global                                   68.93%        31.28%            N/A               26.31%         12/03/1992
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL LKCM Strategic Total Return                    10.64%        15.05%            N/A               12.43%         03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL VKAM Emerging Growth                            102.55%      41.18%            N/A               31.02%         03/01/1993
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Alger Aggressive Growth                        66.87%        34.92%            N/A               28.76%         03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL AEGON Balanced                                   1.71%         9.95%           N/A                7.22%         03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Federated Growth & Income                       -5.67%        10.02%           N/A                7.49%         03/01/1994
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Dean Asset Allocation                           -6.85%         N/A             N/A                9.01%         01/03/1995
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL C.A.S.E. Growth                                32.13%          N/A             N/A               17.32%         05/01/1995
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL NWQ Value Equity                                 6.57%         N/A             N/A                9.37%         05/01/1996
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL GE International Equity                        23.36%          N/A             N/A               13.48%         01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL GE U.S. Equity                                 16.90%          N/A             N/A               21.26%         01/02/1997
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Third Avenue Value                             14.24%          N/A             N/A                2.54%         01/02/1998
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL J.P. Morgan Real Estate Securities             -5.00%          N/A             N/A              -12.42%         05/01/1998
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Growth                             N/A           N/A             N/A               16.49%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Goldman Sachs Small Cap                          N/A           N/A             N/A               16.40%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Dividend Growth                    N/A           N/A             N/A                -8.20%        05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL T. Rowe Price Small Cap                          N/A           N/A             N/A               37.30%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Salomon All Cap                                  N/A           N/A             N/A               14.58%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Pilgrim Baxter Mid Cap Growth                    N/A           N/A             N/A               76.47%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Dreyfus Mid Cap                                  N/A           N/A             N/A                6.28%         05/03/1999
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Value Line Aggressive Growth                     N/A           N/A             N/A                N/A           05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - America(SM)                    N/A           N/A             N/A                N/A           05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  WRL Great Companies - Technology(SM)                 N/A           N/A             N/A                N/A           05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income Portfolio - Service                     N/A             N/A
  Class 2                                              N/A                                              N/A           05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP II Contrafund(R)Portfolio - Service                    N/A             N/A
  Class 2                                              N/A                                              N/A           05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP III Growth Opportunities Portfolio -
  Service Class 2                                      N/A           N/A             N/A                N/A           05/01/2000
  ---------------------------------------------------------------------------------------------------------------------------------



* Yield more closely reflects the current earnings of the WRL J.P. Morgan Money Market subaccount than its total return.
** Refers to the date when the separate account first invested in the underlying portfolios.

ADJUSTED HISTORICAL PERFORMANCE DATA. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance would include data that precedes the inception dates of the subaccounts investing in the underlying portfolios. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time, based on the portfolio's performance. This data assumes that the subaccounts available under the Contract were in existence for the same period as the portfolio with a level of charges equal to those currently assessed under the Contract. This data is not intended to indicate future performance.

Because the separate account has been invested in portfolio shares since the inception of the class of portfolio shares held by the separate account, the adjusted historic portfolio data for the Contract corresponds to the performance data displayed in Tables 1 and 2 of Appendix B.

                                     PART B

                     INFORMATION REQUIRED IN A STATEMENT OF

                             ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                          WRL FREEDOM VARIABLE ANNUITY

                                 Issued through
                           WRL SERIES ANNUITY ACCOUNT

                                   Offered by
                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716


This Statement of Additional Information expands upon subjects discussed in the current prospectus for the WRL Freedom Variable Annuity offered by Western Reserve Life Assurance Co. of Ohio. You may obtain a copy of the prospectus dated May 1, 2000, by calling 1-800-851-9777, or by writing to the administrative office, Western Reserve Life, 570 Carillon Parkway, St. Petersburg, Florida 33716. The prospectus sets forth information that a prospective investor should know before investing in a Contract. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION ("SAI") IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT AND THE WRL SERIES ANNUITY ACCOUNT.

                               DATED: MAY 1, 2000


WRL00007-5/2000

                                TABLE OF CONTENTS



DEFINITIONS OF SPECIAL TERMS ....................................................................        1


THE CONTRACT--GENERAL PROVISIONS ................................................................        3
  Owner .........................................................................................        3
  Entire Contract ...............................................................................        3
  Misstatement of Age or Gender .................................................................        3
  Addition, Deletion or Substitution of Investments .............................................        3
  Annuity Payment Options........................................................................        4
  Death Benefit..................................................................................        4
  Assignment ....................................................................................        5
  Proof of Age, Gender and Survival .............................................................        5
  Non-Participating .............................................................................        5
  Employee and Agent Purchases...................................................................        5


CERTAIN FEDERAL INCOME TAX CONSEQUENCES..........................................................        5
  Tax Status of the Contract.....................................................................        6
  Taxation of Western Reserve ...................................................................        8


INVESTMENT EXPERIENCE............................................................................        8
  Accumulation Units.............................................................................        8
  Accumulation Unit Value........................................................................        8


HISTORICAL PERFORMANCE DATA .....................................................................        9
  Money Market Yields ...........................................................................        9
  Other Subaccount Yields .......................................................................        9
  Total Returns .................................................................................       10
  Other Performance Data ........................................................................       10
  Advertising and Sales Literature ..............................................................       11

PUBLISHED RATINGS. ..............................................................................       11

ADMINISTRATION ..................................................................................       11

RECORDS AND REPORTS .............................................................................       12

DISTRIBUTION OF THE CONTRACTS ...................................................................       12

OTHER PRODUCTS ..................................................................................       12

CUSTODY OF ASSETS ...............................................................................       12

LEGAL MATTERS ...................................................................................       13

INDEPENDENT ACCOUNTANTS .........................................................................       13

OTHER INFORMATION ...............................................................................       13

FINANCIAL STATEMENTS ............................................................................       13

                          DEFINITIONS OF SPECIAL TERMS


------------------------------ ------------------------------------------------
accumulation period            The period between the Contract date and the
                               maturity date while the Contract is in force.
------------------------------ ------------------------------------------------
accumulation unit value        An accounting unit of measure we use to calculate
                               subaccount values during the accumulation period.
------------------------------ ------------------------------------------------
administrative office          Our administrative office and mailing address is
                               P.O. Box 5068, Clearwater, Florida 33758-5068.
                               Our street address is 570 Carillon Parkway, St.
                               Petersburg, Florida 33716. Our phone number is
                               1-800-851-9777.
------------------------------ ------------------------------------------------
age                            The issue age, which is annuitant's age on the
                               birthday nearest the Contract date, plus the
                               number of completed Contract years. When we use
                               the term "age" in this prospectus, it has the
                               same meaning as "attained age" in the Contract.
------------------------------ ------------------------------------------------
annuitant                      The person you named in the application (or later
                               changed), to receive annuity payments. The
                               annuitant may be changed as provided in the
                               Contract's death benefit provisions and annuity
                               provision.
------------------------------ ------------------------------------------------
annuity unit value             An accounting unit of measure we use to calculate
                               annuity payments from the subaccounts after the
                               maturity date.
------------------------------ ------------------------------------------------
annuity value                  The sum of the separate account value and the
                               fixed account value.
------------------------------ ------------------------------------------------
beneficiary(ies)               The person(s) you elect to receive the death
                               benefit proceeds under the Contract.
------------------------------ ------------------------------------------------
cash value                     The annuity value less any applicable premium
                               taxes and any withdrawal charge.
------------------------------ ------------------------------------------------
Code                           The Internal Revenue Code of 1986, as amended.
------------------------------ ------------------------------------------------
Contract date                  The later of the date on which the initial
                               purchase payment is received or the date that the
                               properly completed application is received at
                               Western Reserve's administrative office. We
                               measure Contract years, Contract months, and
                               Contract anniversaries from the Contract date.
------------------------------ ------------------------------------------------
fixed account                  An option to which you can direct your money
                               under the Contract, other than the separate
                               account. It provides a guarantee of principal and
                               interest. The assets supporting the fixed account
                               are held in the general account. The fixed
                               account is not available in all states.
------------------------------ ------------------------------------------------
fixed account value            During the accumulation period, your Contract's
                               value in the fixed account.
------------------------------ ------------------------------------------------
funds                          Investment companies which are registered with
                               the U.S. Securities and Exchange Commission. The
                               Contract allows you to invest in the portfolios
                               of the funds through our subaccounts. We reserve
                               the right to add other registered investment
                               companies to the Contract in the future.
------------------------------ ------------------------------------------------
in force                       Condition under which the Contract is active and
                               the owner is entitled to exercise all rights
                               under the Contract.
------------------------------ ------------------------------------------------
maturity date                  The date on which the accumulation period ends
                               and annuity payments begin. The latest maturity
                               date is the annuitant's 90th birthday.
------------------------------ ------------------------------------------------
NYSE                           New York Stock Exchange.
------------------------------ ------------------------------------------------
nonqualified contract          Contracts issued other than in connection with
                               retirement plants. Nonqualified Contracts do not
                               qualify for special federal
                               income tax treatment under the Code.
------------------------------ ------------------------------------------------
owner                          The person(s) entitled to exercise all rights
(you, your)                    under the Contract. The annuitant is the owner
                               unless the application states otherwise, or
                               unless a change of ownership is made at a later
                               time.
------------------------------ ------------------------------------------------
portfolio                      A separate investment portfolio of a fund.
------------------------------ ------------------------------------------------
purchase payments              Amounts paid by an owner or on the owner's behalf
                               to Western Reserve as consideration for the
                               benefits provided by the Contract. When we use
                               the term "purchase payment" in this prospectus,
                               it has the same meaning as "net payment" in the
                               Contract, which means the purchase payment less
                               any applicable premium taxes.
------------------------------ ------------------------------------------------
qualified Contracts            Contracts issued in connection with retirement
                               plans that qualify for special federal income tax
                               treatment under the Code.
------------------------------ ------------------------------------------------
separate account               WRL Series Annuity Account, a separate
                               account composed of several subaccounts
                               established to receive and invest purchase
                               payments not allocated to the fixed account.
------------------------------ ------------------------------------------------
separate account value         During the accumulation period, your Contract's
                               value in the separate account, which equals the
                               total value in each subaccount.
------------------------------ ------------------------------------------------

------------------------------ ------------------------------------------------
subaccount                     A subdivision of the separate account that
                               invests exclusively in the shares of a specified
                               portfolio and supports the Contracts. Subaccounts
                               corresponding to each portfolio hold assets under
                               the Contract during the accumulation period.
------------------------------ ------------------------------------------------
surrender                      The termination of a Contract at the option of
                               the owner.
------------------------------ ------------------------------------------------
valuation date/                Each day on which the NYSE is open for trading,
business day                   except when a subaccount's corresponding
                               portfolio does not value its shares. Western
                               Reserve is open for business on each day that the
                               NYSE is open. When we use the term "business
                               day," it has the same meaning as valuation date.
------------------------------ ------------------------------------------------
valuation period               The period of time over which we determine the
                               change in the value of the subaccounts in order
                               to price accumulation units and annuity units.
                               Each valuation period begins at the close of
                               normal trading on the NYSE (currently 4:00 p.m.
                               Eastern time on each valuation date) and ends at
                               the close of normal trading of the NYSE on the
                               next valuation date.
------------------------------ ------------------------------------------------
Western Reserve                Western Reserve Life Assurance Co. of Ohio.
(we, us, our)
------------------------------ ------------------------------------------------

In order to supplement the description in the prospectus, the following provides additional information about Western Reserve and the Contract, which may be of interest to a prospective purchaser.

                        THE CONTRACT--GENERAL PROVISIONS

OWNER

The Contract shall belong to the owner upon issuance of the Contract after completion of an application and delivery of the initial purchase payment. While the annuitant is living, the owner may: (1) assign the Contract; (2) surrender the Contract; (3) amend or modify the Contract with Western Reserve's consent;
(4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary; and of the owner's spouse in a community or marital property state.


A beneficiary may be named in the Contract application or in a written notice. The beneficiary will receive the death benefit upon the owner's or annuitant's death. If no beneficiary survives the decedent, the owner's estate will receive the death benefit.


The owner may change the ownership of the Contract in a written notice. When this change takes effect, all rights of ownership in the Contract will pass to the new owner. A change of ownership may have tax consequences.

When there is a change of owner, the change will take effect as of the date Western Reserve accepts the written notice. We assume no liability for any payments made, or actions taken before a change is accepted, and shall not be responsible for the validity or effect of any change of ownership.

ENTIRE CONTRACT

The Contract and any endorsements thereon and the Contract application constitute the entire contract between Western Reserve and the owner. All statements in the application are representations and not warranties. No statement will cause the Contract to be void or to be used in defense of a claim unless contained in the application.

MISSTATEMENT OF AGE OR GENDER

If the age or gender of the annuitant has been misstated, Western Reserve will change the annuity benefit payable to that which the purchase payments would have purchased for the correct age or gender. The dollar amount of any underpayment Western Reserve makes shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment Western Reserve makes due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof Western Reserve finds satisfactory.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


We reserve the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for the shares that are held by the separate account or that the separate account may purchase. We reserve the right to eliminate the shares of any portfolios of a fund and to substitute shares of another portfolio of a fund (or of another open-end registered investment company) if the shares of a portfolio are no longer available for investment or, if in our judgment further investment in any portfolio should become inappropriate in view of the purposes of the separate account. We will not, however, substitute shares attributable to an owner's interest in a subaccount without notice to, and prior approval of, the Securities and Exchange Commission (the "SEC") to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act"), or other applicable law.

We also reserve the right to establish additional subaccounts, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with a specified investment objective. New subaccounts may be established when, in the sole discretion of Western Reserve, marketing, tax, investment or other conditions warrant, and any new subaccounts will be made available to existing owners on a basis to be determined by Western Reserve. We may also eliminate one or more subaccounts if, in our sole discretion, marketing, tax, investment or other conditions warrant.

In the event of any such substitution or change, we may make such changes in the Contracts and other annuity contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by us to be in the best interests of persons having voting rights under the Contracts, the separate account may be operated as a management company under the 1940 Act, or subject to any required approval, it may be deregistered under the 1940 Act in the event such registration is no longer required.

We reserve the right to change the investment objective of any subaccount. Additionally, if required by law or regulation, we will not materially change an investment objective of the separate account or of a portfolio designated for a subaccount unless a statement of change is filed with and approved by the appropriate insurance official of the state of Western Reserve's domicile, or deemed approved in accordance with such law or regulation.


ANNUITY PAYMENT OPTIONS

During the lifetime of the annuitant and prior to the maturity date, the owner may choose an annuity payment option or change the election. If no election is made prior to the maturity date, annuity payments will be made under payment Option B, with 120 payments guaranteed.


Thirty days prior to the maturity date, we will mail to the owner a notice and a form upon which the owner can select allocation options for the annuity proceeds as of the maturity date, which cannot be changed thereafter and will remain in effect until the Contract terminates. The owner may also, prior to the maturity date, select or change the frequency of annuity payments, which may be monthly, quarterly, semi-annually or annually, provided that the annuity option and payment frequency provides for payments of at least $20 per period. If none of these is possible, a lump sum payment will be made.


DEATH BENEFIT


DEATH OF OWNER. Federal tax law requires that if any owner dies before the maturity date, then the entire value of the Contract must generally be distributed within five years of the date of death of such owner. Special rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) an owner is not a natural person and the primary annuitant dies or is changed, or
(3) any owner dies after the maturity date. See Certain Federal Income Tax Consequences on page 5 for a detailed description of these rules. Other rules may apply to qualified Contracts.

If an owner is not the annuitant and dies before the annuitant:

o if no beneficiary is named and alive, the owner's estate will become the new owner. The death benefit must be distributed within five years of the former owner's death;
o if the beneficiary is alive and is the owner's spouse, the Contract will continue with the spouse as the new owner; or
o if the beneficiary is alive and is not the owner's spouse, the beneficiary will become the new owner. The death benefit must be distributed either:
         o        within five years of the former owner's death; or
         o over the lifetime of the new owner, if a natural person, with payments beginning within one year of the former owner's death; or
         o over a period that does not exceed the life expectancy (as defined by the Code and regulations adopted under the Code) of the new owner, if a natural person, with payments beginning within one year of the former owner's death.

DEATH OF ANNUITANT. Due proof of death of the annuitant is proof that the annuitant who is an owner died prior to the commencement of annuity payments. Upon receipt of this proof and an election of a method of settlement and return of the Contract, the death benefit generally will be paid within seven days, or as soon thereafter as we have sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options unless a settlement agreement is effective at the owner's death preventing such election.

If the annuitant who is not an owner dies during the accumulation period and no contingent annuitant is named, then the death benefit proceeds are payable to the beneficiary. The new owner generally must surrender the Contract for the annuity value within five years of death.

If the annuitant was an owner, and the beneficiary was not the deceased annuitant's spouse, (1) the death benefit must be distributed within five years of the date of the annuitant/deceased owner's death, or (2) payments must begin no later than one year after the annuitant/deceased owner's death and must be made for the beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the beneficiary's life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the annuitant/deceased owner's death. If the sole beneficiary is the annuitant/deceased owner's surviving spouse, such spouse may elect to continue the Contract as the new annuitant and owner instead of receiving the death benefit. (See Certain Federal Income Tax Consequences on page 5.)

If the beneficiary elects to receive the death benefit proceeds under option
(1), then: (a) we will allow the beneficiary to make only ONE partial withdrawal during the five-year period. That partial withdrawal must be made at the time option (1) is elected. No withdrawal charge will apply to this withdrawal; (b) we will allow the beneficiary to make ONE transfer to and from the subaccounts and the fixed account during the five-year period. That transfer must be made at the time option (1) is elected; (c) we will deduct the annual Contract charge each year during the five-year period; (d) we will not apply any withdrawal charge to the total distribution of the Contract; (e) we will not permit annuitization at the end of the five-year period; and (f) if the beneficiary dies during the five-year period, we will pay the remaining value of the Contract first to the contingent beneficiary named by the owner. If no contingent beneficiary is named, then we will make payments to the beneficiary's estate. The beneficiary is not permitted to name his or her own beneficiary.

BENEFICIARY. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary during the annuitant's lifetime by sending written notice to us. The beneficiary's consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary.) The change will take effect as of the date the owner signs the written notice. We will not be liable for any payment made before the written notice is received. Unless we receive written notice from the owner to the contrary, no beneficiary may assign any payments under the Contract before such payments are due. To the extent permitted by law, no payments under the Contract will be subject to the claims of any beneficiary's creditors.


ASSIGNMENT


During the annuitant's lifetime and prior to the maturity date (subject to any irrevocable beneficiary's rights) the owner may assign any rights or benefits provided by a nonqualified Contract. The assignment of a Contract will be treated as a distribution of the annuity value for federal tax purposes. Any assignment must be made in writing and accepted by us. An assignment will be effective as of the date the request is received at our administrative office and is accepted by us. We assume no liability for any payments made or actions taken before a change is accepted and shall not be responsible for the validity or effect of any assignment.


With regard to qualified Contracts, ownership of the Contract generally may be assigned, but any assignment may be subject to restrictions, penalties, taxation as a distribution, or even prohibition under the Code, and must be permitted under the terms of the underlying retirement plan.

PROOF OF AGE, GENDER AND SURVIVAL


We may require proper proof of age and gender of any annuitant or co-annuitant prior to making the first annuity payment. Prior to making any payment, we may require proper proof that the annuitant or co-annuitant is alive and legally qualified to receive such payment. If required by law to ignore differences in gender of any payee, annuity payments will be determined using unisex rates.


NON-PARTICIPATING

The Contract will not share in Western Reserve's surplus earnings; no dividends will be paid.


EMPLOYEE AND AGENT PURCHASES

The Contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Contract or by their spouse or minor children, or by an officer, director, trustee or bona fide full-time employee of Western Reserve or its affiliated companies or their spouse or minor children. In such a case, we may credit an amount equal to a percentage of each purchase payment to the Contract due to lower acquisition costs we experience on those purchases. The credit will be reported to the Internal Revenue Service ("IRS") as taxable income to the employee or registered representative. We may offer, in our discretion, certain employer sponsored savings plans, reduced or waived fees and charges including, but not limited to, the withdrawal charge and the annual Contract charge, for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which we are not presently aware which could result in reduced sales or distribution expenses. Credits to the Contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.


                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES


THE FOLLOWING SUMMARY DOES NOT CONSTITUTE TAX ADVICE. IT IS A GENERAL DISCUSSION OF CERTAIN OF THE EXPECTED FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN AND DISTRIBUTIONS WITH RESPECT TO A CONTRACT, BASED ON THE INTERNAL REVENUE CODE OF 1986, AS AMENDED, PROPOSED AND FINAL TREASURY REGULATIONS THEREUNDER, JUDICIAL AUTHORITY, AND CURRENT ADMINISTRATIVE RULINGS AND PRACTICE. THIS SUMMARY DISCUSSES ONLY CERTAIN FEDERAL INCOME TAX CONSEQUENCES TO "UNITED STATES PERSONS," AND DOES NOT DISCUSS STATE, LOCAL, OR FOREIGN TAX CONSEQUENCES. UNITED STATES PERSONS MEANS CITIZENS OR RESIDENTS OF THE UNITED STATES, DOMESTIC CORPORATIONS, DOMESTIC PARTNERSHIPS AND TRUSTS OR ESTATES THAT ARE SUBJECT TO UNITED STATES FEDERAL INCOME TAX REGARDLESS OF THE SOURCE OF THEIR INCOME.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.


DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. (ss.) 1.817-5) apply a diversification requirement to each of the subaccounts of the separate account. The separate account, through the funds and their portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Western Reserve's qualified contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has the choice of one or more subaccounts in which to allocate purchase payments and annuity values and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in owners being treated as the owners of the assets of the separate account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners from being considered the owners of a pro rata share of the assets of the separate account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), and for IRAs under section 408(a), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) the total purchase payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. If your Contract is used in connection with an IRA, only rollover or transfer contributions are permitted. No regular contributions may be made. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an IRA, including a Roth IRA, may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The Contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Contract as an IRA under section 408 of the Code. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Contract, comports with IRA qualification requirements.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is $2,000. As with the traditional IRA, only rollover or transfer contributions are permitted. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(B) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor. Additionally, in accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION AND PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments. The Contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the annuity value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in a pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax advisor.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable and are subject to federal income tax withholding as wages.

TAXATION OF WESTERN RESERVE

Western Reserve at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make a charge to the separate account.


                              INVESTMENT EXPERIENCE

ACCUMULATION UNITS


Allocations of a purchase payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the purchase payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of a fund less any applicable charges or fees.


Upon allocation to the selected subaccount of the separate account, purchase payments are converted into accumulation units of the subaccount. At the end of any valuation period, a subaccount's value is equal to the number of units that your Contract has in the subaccount, multiplied by the accumulation unit value of the subaccount.

The number of units that your Contract has in each subaccount is equal to:

1.   The initial units purchased on the Contract date; plus
2. Units purchased at the time additional purchase payments are allocated to the subaccount; plus
3. Units purchased through transfers from another subaccount or the fixed account; minus
4.   Any units that are redeemed to pay for partial annuitizations; minus
5.   Any units that are redeemed to pay for partial withdrawals; minus
6. Any units that are redeemed as part of a transfer to another subaccount or the fixed account; minus
7. Any units that are redeemed to pay the annual Contract charge, any premium taxes and any transfer charge.


The value of an accumulation unit was arbitrarily established at $10 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of the regular session of business on the NYSE, on each day the NYSE is open.


ACCUMULATION UNIT VALUE

The accumulation unit value will vary from one valuation period to the next depending on the investment results experienced by each subaccount. The accumulation unit value for each subaccount at the end of a valuation period is the result of:

1. The total value of the assets held in the subaccount. This value is determined by multiplying the number of shares of the designated fund portfolio owned by the subaccount times the portfolio's net asset value per share; minus

2. The accrued daily percentage for the mortality and expense risk charge multiplied by the net assets of the subaccount; minus
3. The accrued amount of reserve for any taxes that are determined by us to have resulted from the investment operations of the subaccount; divided by
     4. The number of outstanding units in the subaccount. The mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.


During the accumulation period, the mortality and expense risk charge is deducted at an annual rate of 1.25% of net assets for each day in the valuation period and compensates us for certain mortality and expense risks. The accumulation unit value may increase, decrease, or remain the same from valuation period to valuation period.


                           HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS


YIELD - The yield quotation set forth in the prospectus for the WRL J.P. Morgan Money Market subaccount is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement, and is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7) with the resulting figure carried to at least the nearest hundredth of one percent.

EFFECTIVE YIELD - The effective yield quotation for the WRL J.P. Morgan Money Market subaccount set forth in the prospectus is for the seven days ended on the date of the most recent balance sheet of the separate account included in the registration statement. The effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing subaccount having a balance of one unit in the WRL J.P. Morgan Money Market subaccount at the beginning of the period. A hypothetical charge, reflecting deductions from owner accounts, is subtracted from the balance. The difference is divided by the value of the subaccount at the beginning of the base period to obtain the base period return, which is then compounded by adding 1. Next, the sum is raised to a power equal to 365 divided by 7, and 1 is subtracted from the result. The following formula describes the computation:


             EFFECTIVE YIELD = ({BASE PERIOD RETURN + 1}365/7) - 1

The effective yield is shown at least to the nearest hundredth of one percent.


HYPOTHETICAL CHARGE - For purposes of the yield and effective yield computations, the hypothetical charge reflects all fees and charges that are charged to all owner accounts in proportion to the length of the base period. Such fees and charges include the $30 annual Contract charge, calculated on the basis of an average Contract size of $87,858, which translates into a charge of 0.03%. The yield and effective yield quotations do not reflect any deduction for premium taxes or transfer charges that may be applicable to a particular Contract, nor do they reflect the withdrawal charge that may be assessed at the time of withdrawal in an amount ranging up to 5% of the requested withdrawal amount. The specific withdrawal charge percentage applicable to a particular withdrawal depends on the length of time purchase payments have been held under the Contract and whether withdrawals have been made previously during that Contract year. (See Expenses -- Withdrawal Charge on page 23 of the prospectus.) No fees or sales charges are assessed upon annuitization under the Contracts, except premium taxes. Realized gains and losses from the sale of securities, and unrealized appreciation and depreciation of assets held by the WRL J.P. Morgan Money Market subaccount and the fund are excluded from the calculation of yield.

The yield on amounts held in the WRL J.P. Morgan Money Market subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The WRL J.P. Morgan Money Market subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of WRL J.P. Morgan Money Market, the types and quality of portfolio securities held by WRL J.P. Morgan Money Market and its operating expenses. For the seven days ended December 31, 1999, the yield of the WRL J.P. Morgan Money Market subaccount was 3.88%, and the effective yield was 3.95%, assuming no surrender.


OTHER SUBACCOUNT YIELDS


The yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, representing the accumulation period set forth in the prospectus is based on the 30-day period ended on the date of the most recent balance sheet of the separate account and are computed by dividing the net investment income per unit earned during the period by the maximum offering price per unit on the last date of the period, according to the following formula:

             YIELD = 2[( a-b + 1)(6)-1]
                        -----
                          cd

Where:   a = net investment income earned during the period by the corresponding portfolio of the fund attributable to shares owned by the subaccount.
         b = expenses accrued for the period (net of reimbursement).
         c = the average daily number of units outstanding during the period.
         d = the maximum offering price per unit on the last day of the period.


For purposes of the yield quotations for all of the subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all fees that are charged to all owner accounts during the accumulation period. Such fees include the $30 annual Contract charge, calculated on the basis of an average Contract size of $87,858, which translates into a charge of 0.03%. The calculations do not take into account any premium taxes or any transfer or withdrawal charges.

Premium taxes currently range from 0% to 3.5% of purchase payments depending upon the jurisdiction in which the Contract is delivered. A withdrawal charge may be assessed at the time of withdrawal in an amount ranging up to 5% of the requested withdrawal amount, with the specific percentage applicable to a particular withdrawal depending on the length of time purchase payments were held under the Contract, and whether withdrawals had been made previously during that Contract year. (See Expenses--Withdrawal Charge on page 23 of the prospectus.)

The yield on amounts held in the subaccounts of the separate account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yield is affected by the types and quality of its investments and its operating expenses. For the 30 days ended December 31, 1999, the yield for the WRL AEGON Bond subaccount was 4.59%, assuming no surrender.


TOTAL RETURNS


The total return quotations set forth in the prospectus for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, holding assets for the Contracts during the accumulation period are average annual total return quotations for the one, five, and ten-year periods, (or, while a subaccount has been in existence for a period of less than one, five or ten years, for such lesser period) ended on the date of the most recent balance sheet of the separate account, and for the period from the first date any subaccount investing in an underlying portfolio commenced operations until the aforesaid date. The quotations are computed by determining the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, adjusted to reflect current subaccount charges, according to the following formula:

                                 P(1 + T)(n) = ERV

Where:   P                 =   a hypothetical initial payment of $1,000
         T                 =   average annual total return
         N                 =   number of years
         ERV               =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of each period at the end of each period.

For purposes of the total return quotations for all of these subaccounts, except the WRL J.P. Morgan Money Market subaccount, the calculations take into account all current fees that are charged under the Contract to all owner accounts during the accumulation period. Such fees include the mortality and expense risk charge of 1.25% and the $30 annual Contract charge, calculated on the basis of an average Contract size of $87,858, which translates into a charge 0.03%. The calculations also assume a complete surrender as of the end of the particular period. The calculations do not reflect any deduction for premium taxes or any transfer or withdrawal charges that may be applicable to a particular Contract.


OTHER PERFORMANCE DATA


We may present the total return data stated in the prospectus on a non-standardized basis. This means that the data will not be reduced by the withdrawal charge under the Contract and that the data may be presented for different time periods and for different purchase payment amounts. NON-STANDARDIZED PERFORMANCE DATA WILL ONLY BE DISCLOSED IF STANDARDIZED PERFORMANCE DATA FOR THE REQUIRED PERIODS IS ALSO DISCLOSED.

We may also disclose cumulative total returns and average annual compound rates of return (T) for the subaccounts based on the inception date of the subaccounts investing in the underlying portfolios. We calculate cumulative total returns according to the following formula:

                                    (1 + T)(n) - 1

Where: T and N are the same values as above

In addition, we may present historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts. This data is designed to show the performance that would have resulted if the Contract had been in existence during that time.

For instance, we may disclose average annual total returns for the portfolios reduced by all fees and charges under the Contract, as if the Contract had been in existence. Such fees and charges include the mortality and expense risk charge of 1.25% and the $30 annual Contract charge (based on average Contract size of $87,858, which translates into a charge of 0.03%). Such data assumes a complete surrender of the Contract at the end of the period.


ADVERTISING AND SALES LITERATURE

From time to time we may refer to the diversifying process of asset allocation based on the Modern Portfolio Theory developed by Nobel Prize winning economist Harry Markowitz. The basic assumptions of Modern Portfolio Theory are: (1) the selection of individual investments has little impact on portfolio performance,
(2) market timing strategies seldom work, (3) markets are efficient, and (4) portfolio selection should be made among asset classes. Modern Portfolio Theory allows an investor to determine an efficient portfolio selection that may provide a higher return with the same risk or the same return with lower risk.

When presenting the asset allocation process we may outline the process of personal and investment risk analysis including determining individual risk tolerances and a discussion of the different types of investment risk. We may classify investors into four categories based on their risk tolerance and will quote various industry experts on which types of investments are best suited to each of the four risk categories. The industry experts quoted may include Ibbotson Associates, CDA Investment Technologies, Lipper Analytical Services and any other expert which has been deemed by us to be appropriate. We may also provide an historical overview of the performance of a variety of investment market indices, the performance of these indices over time, and the performance of different asset classes, such as stocks, bonds, cash equivalents, etc. Western Reserve may also discuss investment volatility including the range of returns for different asset classes and over different time horizons, and the correlation between the returns of different asset classes. We may also discuss the basis of portfolio optimization including the required inputs and the construction of efficient portfolios using sophisticated computer-based techniques. Finally, we may describe various investment strategies and methods of implementation, the periodic rebalancing of diversified portfolios, the use of dollar cost averaging techniques, a comparison of the tax impact of purchase payments made on a "before tax" basis through a tax-qualified plan with those made on an "after tax" basis outside of a tax-qualified plan, and a comparison of tax-deferred versus non tax-deferred accumulation of purchase payments.

As described in the prospectus, in general, an owner is not taxed on increases in value under a Contract until a distribution is made under the Contract. As a result, the Contract will benefit from tax deferral during the accumulation period, as the annuity value may grow more rapidly than under a comparable investment where certain increases in value are taxed on a current basis. From time to time, we may use narrative, numerical or graphic examples to show hypothetical benefits of tax deferral in advertising and sales literature.

                                PUBLISHED RATINGS


We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Duff & Phelps Credit Rating Co. A.M. Best's and Moody's ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Standard & Poor's and Duff & Phelps provide ratings which measure the claims-paying ability of insurance companies. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance contracts in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-contract obligations such as debt or commercial paper obligations. These ratings do not apply to the separate account, its subaccounts, the funds or their portfolios, or to their performance.


                                 ADMINISTRATION

Western Reserve performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of records concerning the Contracts, and certain valuation services.

                               RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by WRL Investment Services, Inc. As presently required by the 1940 Act and regulations promulgated thereunder, Western Reserve will mail to all Contract owners at their last known address of record, at least annually, reports containing such information as may be required under the 1940 Act or by any other applicable law or regulation. Contract owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                          DISTRIBUTION OF THE CONTRACTS


AFSG Securities Corporation ("AFSG") is the principal underwriter of the Contracts. AFSG is located at 4333 Edgewood Rd., N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AFSG will not be compensated for its services as principal underwriter of the Contracts.

AFSG will receive the 12b-1 fees assessed against the Fidelity VIP Funds' shares held for the Contracts as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Contracts as compensation for providing certain recordkeeping services.

The Contracts are offered to the public through broker/dealers licensed under the federal securities laws and state insurance laws and who have entered into written sales agreements with AFSG. Western Reserve will generally pay broker/dealers first year sales commissions in an amount no greater than 0.75% of purchase payments. In addition, broker/dealers may receive trail commissions of 0.75% of the annuity value (excluding the fixed account) in each Contract year, starting at the end of the first quarter of the second Contract year, provided the Contract has an annuity value of $5,000 or more in the subaccounts. These commissions are not deducted from purchase payments. Certain production, persistency and managerial bonuses may also be paid. Subject to applicable federal and state laws and regulations, Western Reserve may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Contracts. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Contracts. The offering of the Contracts is continuous and Western Reserve does not anticipate discontinuing the offering of the Contracts. However, Western Reserve reserves the right to do so.


                                 OTHER PRODUCTS

Western Reserve makes other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment choices or charges.

                                CUSTODY OF ASSETS


The assets of the separate account are held by Western Reserve. The assets of the separate account are kept physically segregated and held apart from our general account and any other separate account. WRL Investment Services, Inc. maintains records of all purchases and redemptions of shares of the funds. Additional protection for the assets of the separate account is provided by a blanket bond issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. provides additional fidelity coverage to a limit of $10 million.


                                  LEGAL MATTERS


Sutherland Asbill & Brennan LLP has provided advice on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts. All matters of Ohio law pertaining to the Contracts, including the validity of the Contracts and Western Reserve's right to issue the Contracts under Ohio insurance law, have been passed upon by Thomas E. Pierpan, Esq., Senior Vice President, General Counsel and Assistant Secretary of Western Reserve.


                             INDEPENDENT ACCOUNTANTS


The accounting firm of PricewaterhouseCoopers LLP, independent certified public accountants, provided audit services to the separate account for the year ended December 31, 1999. The principal business address of PricewaterhouseCoopers LLP is 400 North Ashley Street, Suite 2800, Tampa, Florida 33602-4319. The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to Western Reserve for the year ended December 31, 1999. The principal business address of Ernst & Young LLP is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.

                                OTHER INFORMATION


A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.


                              FINANCIAL STATEMENTS


The values of an owner's interest in the separate account will be affected solely by the investment results of the selected subaccount(s). Western Reserve's financial statements which are included in this SAI, should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

Financial statements for Western Reserve as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 have been prepared on the basis of statutory accounting principles, rather than generally accepted accounting principles.

              REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS


To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the WRL Series Annuity Account


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the WRL Series Annuity Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) at December 31, 1999, the results of each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS

                                                                 WRL             WRL             WRL              WRL
                                                             J.P. MORGAN        AEGON           JANUS            JANUS
                                                            MONEY MARKET        BOND           GROWTH           GLOBAL
                                                             SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................       367,330          11,747           34,589           38,303
                                                               =======          ======           ======           ======
  Cost .................................................     $ 367,330       $ 135,532      $ 1,620,829      $   837,123
                                                             =========       =========      ===========      ===========
 Investment, at net asset value ........................     $ 367,330       $ 124,601      $ 2,697,769      $ 1,434,873
 Transfers receivable from depositor ...................           866               0              982              820
                                                             ---------       ---------      -----------      -----------
  Total assets .........................................       368,196         124,601        2,698,751        1,435,693
                                                             ---------       ---------      -----------      -----------
LIABILITIES:
 Accrued expenses ......................................             0               0                0                0
 Transfers payable to depositor ........................        (1,878)           (435)          (1,415)            (500)
                                                             ---------       ---------      -----------      -----------
  Total liabilities ....................................        (1,878)           (435)          (1,415)            (500)
                                                             ---------       ---------      -----------      -----------
  Net assets ...........................................     $ 366,318       $ 124,166      $ 2,697,336      $ 1,435,193
                                                             =========       =========      ===========      ===========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $  96,984       $  37,241      $ 1,166,818      $   458,385
   Class B .............................................       269,284          86,875        1,530,405          976,752
   Class C .............................................             0               0                0                0
   Class D .............................................             0               0                0                0
  Depositor's equity:
   Class A .............................................             0               0                0                0
   Class B .............................................             0               0               59                0
   Class C .............................................            25              25               27               28
   Class D .............................................            25              25               27               28
                                                             ---------       ---------      -----------      -----------
    Net assets applicable to units outstanding .........     $ 366,318       $ 124,166      $ 2,697,336      $ 1,435,193
                                                             =========       =========      ===========      ===========
  Contract Owners' units:
   Class A .............................................         6,518           1,843           11,831            8,767
   Class B .............................................        21,724           6,281           32,274           18,875
   Class C .............................................             0               0                0                0
   Class D .............................................             0               0                0                0
  Depositor's units:
   Class A .............................................             0               0                0                0
   Class B .............................................             0               0                1                0
   Class C .............................................             3               3                3                3
   Class D .............................................             3               3                3                3
                                                             ---------       ---------      -----------      -----------
    Units outstanding ..................................        28,248           8,130           44,112           27,648
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class A ...................     $   14.88       $   20.20      $     98.62      $     52.29
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class B ...................     $   12.40       $   13.83      $     47.42      $     51.75
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class C ...................     $   10.05       $    9.98      $     10.87      $     11.39
                                                             =========       =========      ===========      ===========
   Accumulation unit value - Class D ...................     $   10.05       $    9.98      $     10.87      $     11.39
                                                             =========       =========      ===========      ===========


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS

                                                                 WRL              WRL             WRL
                                                                LKCM             VKAM            ALGER          WRL
                                                              STRATEGIC        EMERGING       AGGRESSIVE       AEGON
                                                            TOTAL RETURN        GROWTH          GROWTH        BALANCED
                                                             SUBACCOUNT       SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investments in WRL Series Fund, Inc.:
  Shares ...............................................        30,439            27,834         22,415         6,993
                                                                ======            ======         ======         =====
  Cost .................................................     $ 444,233       $   742,889      $ 464,568      $ 85,165
                                                             =========       ===========      =========      ========
 Investment, at net asset value ........................     $ 512,796       $ 1,280,534      $ 745,871      $ 88,532
 Transfers receivable from depositor ...................           353             1,389            277             0
                                                             ---------       -----------      ---------      --------
  Total assets .........................................       513,149         1,281,923        746,148        88,532
                                                             ---------       -----------      ---------      --------
LIABILITIES:
 Accrued expenses ......................................             0                 0              0             0
 Transfers payable to depositor ........................           (48)             (148)           (32)          (94)
                                                             ---------       -----------      ---------      --------
  Total liabilities ....................................           (48)             (148)           (32)          (94)
                                                             ---------       -----------      ---------      --------
  Net assets ...........................................     $ 513,101       $ 1,281,775      $ 746,116      $ 88,438
                                                             =========       ===========      =========      ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $ 156,928       $   390,626      $ 170,691      $ 21,830
   Class B .............................................       356,072           891,089        575,367        66,558
   Class C .............................................             0                 0              0             0
   Class D .............................................             0                 0              0             0
  Depositor's equity:
   Class A .............................................             0                 0              0             0
   Class B .............................................            49                 0              0             0
   Class C .............................................            26                30             29            25
   Class D .............................................            26                30             29            25
                                                             ---------       -----------      ---------      --------
    Net assets applicable to units outstanding .........     $ 513,101       $ 1,281,775      $ 746,116      $ 88,438
                                                             =========       ===========      =========      ========
  Contract Owners' units:
   Class A .............................................         7,040             6,154          3,898         1,453
   Class B .............................................        16,135            14,179         13,252         4,467
   Class C .............................................             0                 0              0             0
   Class D .............................................             0                 0              0             0
  Depositor's units:
   Class A .............................................             0                 0              0             0
   Class B .............................................             2                 0              0             0
   Class C .............................................             3                 3              3             3
   Class D .............................................             3                 3              3             3
                                                             ---------       -----------      ---------      --------
    Units outstanding ..................................        23,183            20,339         17,156         5,926
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class A ...................     $   22.29       $     63.48      $   43.79      $  15.03
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class B ...................     $   22.07       $     62.85      $   43.42      $  14.90
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class C ...................     $   10.32       $     12.11      $   11.70      $  10.00
                                                             =========       ===========      =========      ========
   Accumulation unit value - Class D ...................     $   10.32       $     12.11      $   11.70      $  10.00
                                                             =========       ===========      =========      ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS

                                                                WRL
                                                             FEDERATED         WRL            WRL            WRL
                                                             GROWTH &      DEAN ASSET      C.A.S.E.          NWQ
                                                              INCOME       ALLOCATION       GROWTH       VALUE EQUITY
                                                            SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................        5,239         18,679          4,183           8,647
                                                                =====         ======          =====           =====
  Cost .................................................     $ 64,802      $ 250,586       $ 61,945       $ 117,027
                                                             ========      =========       ========       =========
 Investment, at net asset value ........................     $ 57,131      $ 226,587       $ 65,682       $ 110,415
 Transfers receivable from depositor ...................            1              0              0               0
                                                             --------      ---------       --------       ---------
  Total assets .........................................       57,132        226,587         65,682         110,415
                                                             --------      ---------       --------       ---------
LIABILITIES:
 Accrued expenses ......................................            0              0              0               0
 Transfers payable to depositor ........................          (25)          (342)           (83)           (314)
                                                             --------      ---------       --------       ---------
  Total liabilities ....................................          (25)          (342)           (83)           (314)
                                                             --------      ---------       --------       ---------
  Net assets ...........................................     $ 57,107      $ 226,245       $ 65,599       $ 110,101
                                                             ========      =========       ========       =========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $ 11,318      $  59,161       $ 14,425       $  32,947
   Class B .............................................       45,739        167,034         51,124          77,102
   Class C .............................................            0              0              0               0
   Class D .............................................            0              0              0               0
  Depositor's equity:
   Class A .............................................            0              0              0               0
   Class B .............................................            0              0              0               0
   Class C .............................................           25             25             25              26
   Class D .............................................           25             25             25              26
                                                             --------      ---------       --------       ---------
    Net assets applicable to units outstanding .........     $ 57,107      $ 226,245       $ 65,599       $ 110,101
                                                             ========      =========       ========       =========
  Contract Owners' units:
   Class A .............................................          742          3,845            684           2,371
   Class B .............................................        3,024         10,939          3,137           5,579
   Class C .............................................            0              0              0               0
   Class D .............................................            0              0              0               0
  Depositor's units:
   Class A .............................................            0              0              0               0
   Class B .............................................            0              0              0               0
   Class C .............................................            3              3              3               3
   Class D .............................................            3              3              3               3
                                                             --------      ---------       --------       ---------
    Units outstanding ..................................        3,772         14,790          3,827           7,956
                                                             ========      =========       ========       =========
   Accumulation unit value - Class A ...................     $  15.26      $   15.38       $  21.10       $   13.90
                                                             ========      =========       ========       =========
   Accumulation unit value - Class B ...................     $  15.13      $   15.27       $  16.30       $   13.82
                                                             ========      =========       ========       =========
   Accumulation unit value - Class C ...................     $  10.07      $    9.91       $  10.05       $   10.42
                                                             ========      =========       ========       =========
   Accumulation unit value - Class D ...................     $  10.07      $    9.91       $  10.05       $   10.42
                                                             ========      =========       ========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS

                                                                 WRL
                                                             GE/SCOTTISH                          WRL            WRL
                                                              EQUITABLE           WRL            THIRD       J.P. MORGAN
                                                            INTERNATIONAL          GE           AVENUE       REAL ESTATE
                                                                EQUITY        U.S. EQUITY        VALUE       SECURITIES
                                                              SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................         1,850             9,657          1,495            243
                                                                 =====             =====          =====            ===
  Cost .................................................      $ 23,929         $ 142,695       $ 13,720       $  2,057
                                                              ========         =========       ========       ========
 Investment, at net asset value ........................      $ 26,415         $ 152,501       $ 15,626       $  1,955
 Transfers receivable from depositor ...................             0               195              0            130
                                                              --------         ---------       --------       --------
  Total assets .........................................        26,415           152,696         15,626          2,085
                                                              --------         ---------       --------       --------
LIABILITIES:
 Accrued expenses ......................................             0                 0              0              0
 Transfers payable to depositor ........................           (14)              (19)          (115)             0
                                                              --------         ---------       --------       --------
  Total liabilities ....................................           (14)              (19)          (115)             0
                                                              --------         ---------       --------       --------
  Net assets ...........................................      $ 26,401         $ 152,677       $ 15,511       $  2,085
                                                              ========         =========       ========       ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................      $  5,881         $  32,459       $  5,309       $    207
   Class B .............................................        20,464           120,166         10,148          1,386
   Class C .............................................             0                 0              0              0
   Class D .............................................             0                 0              0              0
  Depositor's equity:
   Class A .............................................             0                 0              0            200
   Class B .............................................             0                 0              0            240
   Class C .............................................            28                26             27             26
   Class D .............................................            28                26             27             26
                                                              --------         ---------       --------       --------
    Net assets applicable to units outstanding .........      $ 26,401         $ 152,677       $ 15,511       $  2,085
                                                              ========         =========       ========       ========
  Contract Owners' units:
   Class A .............................................           403             1,823            505             26
   Class B .............................................         1,408             6,781            968            173
   Class C .............................................             0                 0              0              0
   Class D .............................................             0                 0              0              0
  Depositor's units:
   Class A .............................................             0                 0              0             25
   Class B .............................................             0                 0              0             30
   Class C .............................................             3                 3              3              3
   Class D .............................................             3                 3              3              3
                                                              --------         ---------       --------       --------
    Units outstanding ..................................         1,817             8,610          1,479            260
                                                              ========         =========       ========       ========
   Accumulation unit value - Class A ...................      $  14.60         $   17.80       $  10.51       $   8.02
                                                              ========         =========       ========       ========
   Accumulation unit value - Class B ...................      $  14.54         $   17.72       $  10.48       $   8.00
                                                              ========         =========       ========       ========
   Accumulation unit value - Class C ...................      $  11.12         $   10.42       $  10.66       $  10.40
                                                              ========         =========       ========       ========
   Accumulation unit value - Class D ...................      $  11.12         $   10.42       $  10.66       $  10.40
                                                              ========         =========       ========       ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS

                                                               WRL             WRL              WRL              WRL
                                                          GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE    T. ROWE PRICE
                                                              GROWTH        SMALL CAP     DIVIDEND GROWTH     SMALL CAP
                                                            SUBACCOUNT      SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................         612             214              886              660
                                                                 ===             ===              ===              ===
  Cost .................................................    $  6,229        $  2,267         $  8,474         $  7,269
                                                            ========        ========         ========         ========
 Investment, at net asset value ........................    $  7,196        $  2,395         $  8,207         $  8,850
 Transfers receivable from depositor ...................          40              23                1               45
                                                            --------        --------         --------         --------
  Total assets .........................................       7,236           2,418            8,208            8,895
                                                            --------        --------         --------         --------
LIABILITIES:
 Accrued expenses ......................................           0               0                0                0
 Transfers payable to depositor ........................           0               0                0                0
                                                            --------        --------         --------         --------
  Total liabilities ....................................           0               0                0                0
                                                            --------        --------         --------         --------
  Net assets ...........................................    $  7,236        $  2,418         $  8,208         $  8,895
                                                            ========        ========         ========         ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................    $  1,055        $    167         $  1,605         $  3,669
   Class B .............................................       5,574           1,644            6,117            4,587
   Class C .............................................           0               0                0                0
   Class D .............................................           0               0                0                0
  Depositor's equity:
   Class A .............................................         262             262              207              240
   Class B .............................................         291             291              229              343
   Class C .............................................          27              27               25               28
   Class D .............................................          27              27               25               28
                                                            --------        --------         --------         --------
    Net assets applicable to units outstanding .........    $  7,236        $  2,418         $  8,208         $  8,895
                                                            ========        ========         ========         ========
  Contract Owners' units:
   Class A .............................................          91              14              175              267
   Class B .............................................         479             141              667              334
   Class C .............................................           0               0                0                0
   Class D .............................................           0               0                0                0
  Depositor's units:
   Class A .............................................          23              23               23               18
   Class B .............................................          25              25               25               25
   Class C .............................................           3               3                3                3
   Class D .............................................           3               3                3                3
                                                            --------        --------         --------         --------
    Units outstanding ..................................         624             209              896              650
                                                            ========        ========         ========         ========
   Accumulation unit value - Class A ...................    $  11.65        $  11.64         $   9.18         $  13.73
                                                            ========        ========         ========         ========
   Accumulation unit value - Class B ...................    $  11.64        $  11.63         $   9.17         $  13.72
                                                            ========        ========         ========         ========
   Accumulation unit value - Class C ...................    $  10.73        $  10.89         $   9.87         $  11.40
                                                            ========        ========         ========         ========
   Accumulation unit value - Class D ...................    $  10.73        $  10.89         $   9.87         $  11.40
                                                            ========        ========         ========         ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 1999
ALL AMOUNTS (EXCEPT PER UNIT AMOUNTS) IN THOUSANDS

                                                                WRL              WRL             WRL
                                                              SALOMON      PILGRIM BAXTER      DREYFUS
                                                              ALL CAP      MID CAP GROWTH      MID CAP
                                                            SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
ASSETS:
 Investment in WRL Series Fund, Inc.:
  Shares ...............................................          561            1,809             283
                                                                  ===            =====             ===
  Cost .................................................     $  6,031        $  22,992        $  2,891
                                                             ========        =========        ========
 Investment, at net asset value ........................     $  6,271        $  32,102        $  3,029
 Transfers receivable from depositor ...................           22              222              50
                                                             --------        ---------        --------
  Total assets .........................................        6,293           32,324           3,079
                                                             --------        ---------        --------
LIABILITIES:
 Accrued expenses ......................................            0                0               0
 Transfers payable to depositor ........................            0                0               0
                                                             --------        ---------        --------
  Total liabilities ....................................            0                0               0
                                                             --------        ---------        --------
  Net assets ...........................................     $  6,293        $  32,324        $  3,079
                                                             ========        =========        ========
NET ASSETS CONSISTS OF:
  Contract Owners' equity:
   Class A .............................................     $  1,116        $   6,660        $    561
   Class B .............................................        4,581           25,604           1,962
   Class C .............................................            0                0               0
   Class D .............................................            0                0               0
  Depositor's equity:
   Class A .............................................          258                0             239
   Class B .............................................          286                0             265
   Class C .............................................           26               30              26
   Class D .............................................           26               30              26
                                                             --------        ---------        --------
    Net assets applicable to units outstanding .........     $  6,293        $  32,324        $  3,079
                                                             ========        =========        ========
  Contract Owners' units:
   Class A .............................................           97              377              53
   Class B .............................................          400            1,452             185
   Class C .............................................            0                0               0
   Class D .............................................            0                0               0
  Depositor's units:
   Class A .............................................           23                0              23
   Class B .............................................           25                0              25
   Class C .............................................            3                3               3
   Class D .............................................            3                3               3
                                                             --------        ---------        --------
    Units outstanding ..................................          551            1,835             292
                                                             ========        =========        ========
   Accumulation unit value - Class A ...................     $  11.46        $   17.65        $  10.63
                                                             ========        =========        ========
   Accumulation unit value - Class B ...................     $  11.45        $   17.63        $  10.62
                                                             ========        =========        ========
   Accumulation unit value - Class C ...................     $  10.46        $   12.09        $  10.51
                                                             ========        =========        ========
   Accumulation unit value - Class D ...................     $  10.46        $   12.09        $  10.51
                                                             ========        =========        ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS

                                                                   WRL             WRL             WRL             WRL
                                                               J.P. MORGAN        AEGON           JANUS           JANUS
                                                               MONEY MARKET        BOND           GROWTH         GLOBAL
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................     $ 11,065       $   7,190       $  39,761       $       0
 Capital gain distributions ................................            0               0         431,307          93,912
                                                                 --------       ---------       ---------       ---------
  Total investment income ..................................       11,065           7,190         471,068          93,912
                                                                 --------       ---------       ---------       ---------
EXPENSES:
  Mortality and expense risk:
   Class A .................................................          885             546          11,640           4,131
   Class B .................................................        2,243           1,266          15,310           9,006
   Class C .................................................            0               0               0               0
   Class D .................................................            0               0               0               0
                                                                 --------       ---------       ---------       ---------
    Total expenses .........................................        3,128           1,812          26,950          13,137
                                                                 --------       ---------       ---------       ---------
  Net investment income (loss) .............................        7,937           5,378         444,118          80,775
                                                                 --------       ---------       ---------       ---------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........            0           1,119         159,503          75,281
 Change in unrealized appreciation (depreciation) ..........            0         (12,394)        370,303         425,741
                                                                 --------       ---------       ---------       ---------
  Net gain (loss) on investment securities .................            0         (11,275)        529,806         501,022
                                                                 --------       ---------       ---------       ---------
   Net increase (decrease) in net assets resulting
     from operations .......................................     $  7,937       $  (5,897)      $ 973,924       $ 581,797
                                                                 ========       =========       =========       =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS

                                                                   WRL             WRL             WRL
                                                                   LKCM            VKAM           ALGER            WRL
                                                                STRATEGIC        EMERGING      AGGGRESSIVE        AEGON
                                                               TOTAL RETURN       GROWTH          GROWTH        BALANCED
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................    $  10,373       $   5,955       $  32,212       $  1,817
 Capital gain distributions ................................       32,562         174,041          48,122              0
                                                                ---------       ---------       ---------       --------
  Total investment income ..................................       42,935         179,996          80,334          1,817
                                                                ---------       ---------       ---------       --------
EXPENSES:
  Mortality and expense risk:
   Class A .................................................        1,949           3,036           1,538            272
   Class B .................................................        4,673           7,170           5,178            914
   Class C .................................................            0               0               0              0
   Class D .................................................            0               0               0              0
                                                                ---------       ---------       ---------       --------
    Total expenses .........................................        6,622          10,206           6,716          1,186
                                                                ---------       ---------       ---------       --------
  Net investment income (loss) .............................       36,313         169,790          73,618            631
                                                                ---------       ---------       ---------       --------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........       25,051          98,709          38,716          2,671
 Change in unrealized appreciation (depreciation) ..........      (11,686)        366,224         174,915         (2,221)
                                                                ---------       ---------       ---------       --------
  Net gain (loss) on investment securities .................       13,365         464,933         213,631            450
                                                                ---------       ---------       ---------       --------
   Net increase (decrease) in net assets resulting
     from operations .......................................    $  49,678       $ 634,723       $ 287,249       $  1,081
                                                                =========       =========       =========       ========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS

                                                               WRL
                                                            FEDERATED          WRL             WRL             WRL
                                                             GROWTH &       DEAN ASSET       C.A.S.E.          NWQ
                                                              INCOME        ALLOCATION        GROWTH      VALUE EQUITY
                                                          SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .......................................    $   3,843      $    7,767        $  6,318       $   987
 Capital gain distributions ............................          500           1,374               0         1,702
                                                            ---------      ----------        --------       -------
  Total investment income ..............................        4,343           9,141           6,318         2,689
                                                            ---------      ----------        --------       -------
EXPENSES:
  Mortality and expense risk:
   Class A .............................................          170             929             177           456
   Class B .............................................          697           2,982             642         1,237
   Class C .............................................            0               0               0             0
   Class D .............................................            0               0               0             0
                                                            ---------      ----------        --------       -------
    Total expenses .....................................          867           3,911             819         1,693
                                                            ---------      ----------        --------       -------
  Net investment income (loss) .........................        3,476           5,230           5,499           996
                                                            ---------      ----------        --------       -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....         (221)          8,077           1,994          (949)
 Change in unrealized appreciation (depreciation) ......       (7,068)        (33,009)          8,116         6,231
                                                            ---------      ----------        --------       -------
  Net gain (loss) on investment securities .............       (7,289)        (24,932)         10,110         5,282
                                                            ---------      ----------        --------       -------
   Net increase (decrease) in net assets resulting
     from operations ...................................    $  (3,813)     $  (19,702)       $ 15,609       $ 6,278
                                                            =========      ==========        ========       =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS

                                                               WRL
                                                           GE/SCOTTISH                         WRL             WRL
                                                            EQUITABLE          WRL            THIRD        J.P. MORGAN
                                                          INTERNATIONAL         GE            AVENUE       REAL ESTATE
                                                              EQUITY       U.S. EQUITY        VALUE        SECURITIES
                                                          SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income .......................................     $    95         $  4,587        $   436             49
 Capital gain distributions ............................       1,234            6,500              0              0
                                                             -------         --------        -------             --
  Total investment income ..............................       1,329           11,087            436             49
                                                             -------         --------        -------             --
EXPENSE:
  Mortality and expense risk:
   Class A .............................................          73              344             71              6
   Class B .............................................         288            1,385            131             24
   Class C .............................................           0                0              0              0
   Class D .............................................           0                0              0              0
                                                             -------         --------        -------             --
    Total expenses .....................................         361            1,729            202             30
                                                             -------         --------        -------             --
  Net investment income (loss) .........................         968            9,358            234             19
                                                             -------         --------        -------             --
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .....       3,571            7,340           (823)          (165)
 Change in unrealized appreciation (depreciation) ......       1,811            2,118          2,530            (34)
                                                             -------         --------        -------           ----
  Net gain (loss) on investment securities .............       5,382            9,458          1,707           (199)
                                                             -------         --------        -------           ----
   Net increase (decrease) in net assets resulting
     from operations ...................................     $ 6,350         $ 18,816        $ 1,941        $  (180)
                                                             =======         ========        =======        =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS

                                                                   WRL             WRL              WRL              WRL
                                                              GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE    T. ROWE PRICE
                                                                  GROWTH        SMALL CAP     DIVIDEND GROWTH     SMALL CAP
                                                              SUBACCOUNT(1)   SUBACCOUNT(1)    SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................     $    0           $  83           $     0          $   270
 Capital gain distributions ................................          0               0                 0                0
                                                                 ------           -----           -------          -------
  Total investment income ..................................          0              83                 0              270
                                                                 ------           -----           -------          -------
EXPENSES:
  Mortality and expense risk:
   Class A .................................................          7               5                 9               20
   Class B .................................................         30              11                36               33
   Class C .................................................          0               0                 0                0
   Class D .................................................          0               0                 0                0
                                                                 ------           -----           -------          -------
    Total expenses .........................................         37              16                45               53
                                                                 ------           -----           -------          -------
  Net investment income (loss) .............................        (37)             67               (45)             217
                                                                 ------           -----           -------          -------
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........         38             206              (100)             404
 Change in unrealized appreciation (depreciation) ..........        967             128              (267)           1,581
                                                                 ------           -----           -------          -------
  Net gain (loss) on investment securities .................      1,005             334              (367)           1,985
                                                                 ------           -----           -------          -------
   Net increase (decrease) in net assets resulting
     from operations .......................................     $  968           $ 401           $  (412)         $ 2,202
                                                                 ======           =====           =======          =======

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1999
ALL AMOUNTS IN THOUSANDS

                                                                     WRL                WRL               WRL
                                                                   SALOMON        PILGRIM BAXTER        DREYFUS
                                                                   ALL CAP        MID CAP GROWTH        MID CAP
                                                                SUBACCOUNT(1)      SUBACCOUNT(1)     SUBACCOUNT(1)
INVESTMENT INCOME:
 Dividend income ...........................................        $ 187            $     87           $   0
 Capital gain distributions ................................            0                   0               0
                                                                    -----            --------           -----
  Total investment income ..................................          187                  87               0
                                                                    -----            --------           -----
EXPENSES:
  Mortality and expense risk:
   Class A .................................................            9                  21               3
   Class B .................................................           28                  84               8
   Class C .................................................            0                   0               0
   Class D .................................................            0                   0               0
                                                                    -----            --------           -----
    Total expenses .........................................           37                 105              11
                                                                    -----            --------           -----
  Net investment income (loss) .............................          150                 (18)            (11)
                                                                    -----            --------           -----
REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on investment securities .........          224               1,363               8
 Change in unrealized appreciation (depreciation) ..........          240               9,110             138
                                                                    -----            --------           -----
  Net gain (loss) on investment securities .................          464              10,473             146
                                                                    -----            --------           -----
   Net increase (decrease) in net assets resulting
     from operations .......................................        $ 614            $ 10,455           $ 135
                                                                    =====            ========           =====

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS

                                                               WRL                       WRL
                                                           J.P. MORGAN                  AEGON
                                                          MONEY MARKET                  BOND
                                                           SUBACCOUNT                SUBACCOUNT
                                                    ------------------------- -------------------------
                                                          DECEMBER 31,              DECEMBER 31,
                                                    ------------------------- -------------------------
                                                       1999(1)       1998        1999(1)       1998
                                                    ------------ ------------ ------------ ------------
OPERATIONS:
 Net investment income (loss) .....................  $   7,937    $   5,242    $   5,378    $   5,213
 Net gain (loss) on investment securities .........          0            0      (11,275)       3,752
                                                     ---------    ---------    ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      7,937        5,242       (5,897)       8,965
                                                     ---------    ---------    ---------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    291,332       89,466        6,238       39,699
                                                     ---------    ---------    ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................         87           67           67           74
  Policy loans ....................................        151           10            1            9
  Surrender benefits ..............................     73,392       51,046       18,318       15,360
  Death benefits ..................................      2,150        2,489          516        1,002
                                                     ---------    ---------    ---------    ---------
                                                        75,780       53,612       18,902       16,445
                                                     ---------    ---------    ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................    215,552       35,854      (12,664)      23,254
                                                     ---------    ---------    ---------    ---------
  Net increase (decrease) in net assets ...........    223,489       41,096      (18,561)      32,219
 Depositor's equity contribution
  (net redemption) ................................         50            0           50            0
NET ASSETS:
 Beginning of year ................................    142,779      101,683      142,677      110,458
                                                     ---------    ---------    ---------    ---------
 End of year ......................................  $ 366,318    $ 142,779    $ 124,166    $ 142,677
                                                     =========    =========    =========    =========

                                                                 WRL
                                                                JANUS
                                                                GROWTH
                                                              SUBACCOUNT
                                                    ------------------------------
                                                             DECEMBER 31,
                                                    ------------------------------
                                                        1999(1)          1998
                                                    -------------- ---------------
OPERATIONS:
 Net investment income (loss) .....................  $   444,118     $    (3,071)
 Net gain (loss) on investment securities .........      529,806         619,001
                                                     -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations .......................      973,924         615,930
                                                     -----------     -----------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      283,212         176,685
                                                     -----------     -----------
 Less cost of units redeemed:
  Administrative charges ..........................        1,134             924
  Policy loans ....................................        1,099             276
  Surrender benefits ..............................      192,295         145,324
  Death benefits ..................................        8,618           6,422
                                                     -----------     -----------
                                                         203,146         152,946
                                                     -----------     -----------
  Increase (decrease) in net assets from
   capital unit transactions ......................       80,066          23,739
                                                     -----------     -----------
  Net increase (decrease) in net assets ...........    1,053,990         639,669
 Depositor's equity contribution
  (net redemption) ................................           96               0
NET ASSETS:
 Beginning of year ................................    1,643,250       1,003,581
                                                     -----------     -----------
 End of year ......................................  $ 2,697,336     $ 1,643,250
                                                     ===========     ===========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS

                                                                WRL
                                                               JANUS
                                                              GLOBAL
                                                            SUBACCOUNT
                                                    ---------------------------
                                                           DECEMBER 31,
                                                    ---------------------------
                                                        1999(1)        1998
                                                    -------------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $    80,775    $  22,977
 Net gain (loss) on investment securities .........      501,022      153,591
                                                     -----------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      581,797      176,568
                                                     -----------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      123,780       84,146
                                                     -----------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................          566          531
  Policy loans ....................................          596          169
  Surrender benefits ..............................       88,761       67,089
  Death benefits ..................................        3,381        2,884
                                                     -----------    ---------
                                                          93,304       70,673
                                                     -----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................       30,476       13,473
                                                     -----------    ---------
  Net increase (decrease) in net assets ...........      612,273      190,041
 Depositor's equity contribution
  (net redemption) ................................           50            0
NET ASSETS:
 Beginning of year ................................      822,870      632,829
                                                     -----------    ---------
 End of year ......................................  $ 1,435,193    $ 822,870
                                                     ===========    =========

                                                               WRL
                                                              LKCM                        WRL
                                                            STRATEGIC                    VKAM
                                                          TOTAL RETURN              EMERGING GROWTH
                                                           SUBACCOUNT                 SUBACCOUNT
                                                    ------------------------- ---------------------------
                                                          DECEMBER 31,               DECEMBER 31,
                                                    ------------------------- ---------------------------
                                                       1999(1)       1998         1999(1)        1998
                                                    ------------ ------------ -------------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $  36,313    $  14,285    $   169,790    $  13,033
 Net gain (loss) on investment securities .........     13,365       22,007        464,933      135,100
                                                     ---------    ---------    -----------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................     49,678       36,292        634,723      148,133
                                                     ---------    ---------    -----------    ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........     22,908       53,733        132,553       52,394
                                                     ---------    ---------    -----------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................        235          257            456          370
  Policy loans ....................................        130           75            425           81
  Surrender benefits ..............................     46,748       41,421         65,473       39,571
  Death benefits ..................................      1,980        2,375          2,456        1,824
                                                     ---------    ---------    -----------    ---------
                                                        49,093       44,128         68,810       41,846
                                                     ---------    ---------    -----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (26,185)       9,605         63,743       10,548
                                                     ---------    ---------    -----------    ---------
  Net increase (decrease) in net assets ...........     23,493       45,897        698,466      158,681
 Depositor's equity contribution
  (net redemption) ................................         97            0             50            0
NET ASSETS:
 Beginning of year ................................    489,511      443,614        583,259      424,578
                                                     ---------    ---------    -----------    ---------
 End of year ......................................  $ 513,101    $ 489,511    $ 1,281,775    $ 583,259
                                                     =========    =========    ===========    =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS

                                                               WRL                      WRL                     WRL
                                                              ALGER                    AEGON                 FEDERATED
                                                        AGGRESSIVE GROWTH            BALANCED             GROWTH & INCOME
                                                           SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
                                                    ------------------------- ----------------------- -----------------------
                                                          DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                                                    ------------------------- ----------------------- -----------------------
                                                       1999(1)       1998       1999(1)       1998      1999(1)       1998
                                                    ------------ ------------ ----------- ----------- ----------- -----------
OPERATIONS:
 Net investment income (loss) .....................  $  73,618    $  15,953    $    631    $    848    $   3,476   $  2,617
 Net gain (loss) on investment securities .........    213,631       99,018         450       2,982       (7,289)    (1,401)
                                                     ---------    ---------    --------    --------    ---------   --------
 Net increase (decrease) in net assets
  resulting from operations .......................    287,249      114,971       1,081       3,830       (3,813)     1,216
                                                     ---------    ---------    --------    --------    ---------   --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    112,487       61,019      16,567      21,611       (1,114)    22,549
                                                     ---------    ---------    --------    --------    ---------   --------
 Less costs of units redeemed:
  Administrative charges ..........................        330          253          48          47           38         37
  Policy loans ....................................        277          191          24          34            5         15
  Surrender benefits ..............................     39,958       23,320       7,558       7,504        6,215      5,368
  Death benefits ..................................      1,354          922         378         334          408        342
                                                     ---------    ---------    --------    --------    ---------   --------
                                                        41,919       24,686       8,008       7,919        6,666      5,762
                                                     ---------    ---------    --------    --------    ---------   --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     70,568       36,333       8,559      13,692       (7,780)    16,787
                                                     ---------    ---------    --------    --------    ---------   --------
  Net increase (decrease) in net assets ...........    357,817      151,304       9,640      17,522      (11,593)    18,003
 Depositor's equity contribution
  (net redemption) ................................         50            0          50           0           50          0
NET ASSETS:
 Beginning of year ................................    388,249      236,945      78,748      61,226       68,650     50,647
                                                     ---------    ---------    --------    --------    ---------   --------
 End of year ......................................  $ 746,116    $ 388,249    $ 88,438    $ 78,748    $  57,107   $ 68,650
                                                     =========    =========    ========    ========    =========   ========


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS


                                                               WRL                       WRL
                                                            DEAN ASSET                 C.A.S.E.
                                                            ALLOCATION                  GROWTH
                                                            SUBACCOUNT                SUBACCOUNT
                                                    -------------------------- ------------------------
                                                           DECEMBER 31,              DECEMBER 31,
                                                    -------------------------- ------------------------
                                                       1999(1)        1998       1999(1)       1998
                                                    ------------ ------------- ----------- ------------
OPERATIONS:
 Net investment income (loss) .....................  $   5,230     $  26,761    $  5,499     $  4,303
 Net gain (loss) on investment securities .........    (24,932)       (7,555)     10,110       (3,980)
                                                     ---------     ---------    --------     --------
 Net increase (decrease) in net asset
  resulting from operations .......................    (19,702)       19,206      15,609          323
                                                     ---------     ---------    --------     --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (48,724)       60,662       3,993        5,436
                                                     ---------     ---------    --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................        141           145          41           33
  Policy loans ....................................         62            61          23           17
  Surrender benefits ..............................     27,289        27,240       5,232        3,062
  Death benefits ..................................      1,211         1,105         498          578
                                                     ---------     ---------    --------     --------
                                                        28,703        28,551       5,794        3,690
                                                     ---------     ---------    --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (77,427)       32,111      (1,801)       1,746
                                                     ---------     ---------    --------     --------
  Net increase (decrease) in net assets ...........    (97,129)       51,317      13,808        2,069
 Depositor's equity contribution
  (net redemption) ................................         50             0          50            0
NET ASSETS:
 Beginning of year ................................    323,324       272,007      51,741       49,672
                                                     ---------     ---------    --------     --------
 End of year ......................................  $ 226,245     $ 323,324    $ 65,599     $ 51,741
                                                     =========     =========    ========     ========

                                                               WRL
                                                               NWQ
                                                           VALUE EQUITY
                                                            SUBACCOUNT
                                                    --------------------------
                                                           DECEMBER 31,
                                                    --------------------------
                                                       1999(1)        1998
                                                    ------------ -------------
OPERATIONS:
 Net investment income (loss) .....................  $     996     $  10,027
 Net gain (loss) on investment securities .........      5,282       (22,340)
                                                     ---------     ---------
 Net increase (decrease) in net asset
  resulting from operations .......................      6,278       (12,313)
                                                     ---------     ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (15,351)       11,585
                                                     ---------     ---------
 Less cost of units redeemed:
  Administrative charges ..........................         73            84
  Policy loans ....................................         32            64
  Surrender benefits ..............................     11,160        14,233
  Death benefits ..................................        468           682
                                                     ---------     ---------
                                                        11,733        15,063
                                                     ---------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (27,084)       (3,478)
                                                     ---------     ---------
  Net increase (decrease) in net assets ...........    (20,806)      (15,791)
 Depositor's equity contribution
  (net redemption) ................................         50             0
NET ASSETS:
 Beginning of year ................................    130,857       146,648
                                                     ---------     ---------
 End of year ......................................  $ 110,101     $ 130,857
                                                     =========     =========

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNT IN THOUSANDS

                                                               WRL
                                                      GE/SCOTTISH EQUITABLE
                                                      INTERNATIONAL EQUITY
                                                           SUBACCOUNT
                                                    -------------------------
                                                          DECEMBER 31,
                                                    -------------------------
                                                         1999(1)       1998
                                                         ------        ----
OPERATIONS:
 Net investment income (loss) .....................   $   968      $   (299)
 Net gain (loss) on investment securities .........     5,382         2,052
                                                      ---------    --------
 Net increase (decrease) in net assets
  resulting from operations .......................     6,350         1,753
                                                      ---------    --------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........    (4,546)        9,266
                                                      ---------    --------
 Less cost of units redeemed:
  Administrative charges ..........................        14            13
  Policy loans ....................................         9            26
  Surrender benefits ..............................     1,520         1,407
  Death benefits ..................................        69           207
                                                      ---------    --------
                                                        1,612         1,653
                                                      ---------    --------
  Increase (decrease) in net assets from
   capital unit transactions ......................    (6,158)        7,613
                                                      ---------    --------
  Net increase (decrease) in net assets ...........       192         9,366
 Depositor's equity contribution
  (net redemption) ................................        50          (725)
NET ASSETS:
 Beginning of year ................................    26,159        17,518
                                                      ---------    --------
 End of year ......................................   $ 26,401     $ 26,159
                                                      =========    ========

                                                                WRL                          WRL
                                                                 GE                     THIRD AVENUE
                                                            U.S. EQUITY                     VALUE
                                                             SUBACCOUNT                  SUBACCOUNT
                                                    ---------------------------- ---------------------------
                                                            DECEMBER 31,                DECEMBER 31,
                                                    ---------------------------- ---------------------------
                                                           1999(1)        1998        1999(1)       1998(1)
                                                           ------         ----        ------        ------
OPERATIONS:
 Net investment income (loss) .....................    $  9,358       $  2,698     $   234       $  (118)
 Net gain (loss) on investment securities .........       9,458         10,725       1,707          (991)
                                                       ----------     --------     ---------     ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      18,816         13,423       1,941        (1,109)
                                                       ----------     --------     ---------     ---------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........      47,958         52,247        (406)       16,606
                                                       ----------     --------     ---------     ---------
 Less cost of units redeemed:
  Administrative charges ..........................          54             25           5             4
  Policy loans ....................................          29             22           2             0
  Surrender benefits ..............................      10,589          7,153         978           453
  Death benefits ..................................         350            386         133             0
                                                       ----------     --------     ---------     ---------
                                                         11,022          7,586       1,118           457
                                                       ----------     --------     ---------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................      36,936         44,661      (1,524)       16,149
                                                       ----------     --------     ---------     ---------
  Net increase (decrease) in net assets ...........      55,752         58,084         417        15,040
 Depositor's equity contribution
  (net redemption) ................................          50           (408)       (246)          300
NET ASSETS:
 Beginning of year ................................      96,875         39,199      15,340             0
                                                       ----------     --------     ---------     ---------
 End of year ......................................    $ 152,677      $ 96,875     $ 15,511      $ 15,340
                                                       ==========     ========     =========     =========


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS

                                                              WRL                 WRL             WRL              WRL
                                                          J.P. MORGAN        GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE
                                                    REAL ESTATE SECURITIES       GROWTH        SMALL CAP     DIVIDEND GROWTH
                                                          SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                    ----------------------- --------------- --------------- ----------------
                                                         DECEMBER 31,         DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    ----------------------- --------------- --------------- ----------------
                                                      1999(1)     1998(1)       1999(1)         1999(1)          1999(1)
                                                    ----------- ----------- --------------- --------------- ----------------
OPERATIONS:
 Net investment income (loss) .....................   $    19     $   (10)      $   (37)        $    67         $   (45)
 Net gain (loss) on investment securities .........      (199)       (165)        1,005             334            (367)
                                                      -------     -------       -------         -------         -------
 Net increase (decrease) in net assets
  resulting from operations .......................      (180)       (175)          968             401            (412)
                                                      -------     -------       -------         -------         -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........       430       1,484         5,819           1,512           8,269
                                                      -------     -------       -------         -------         -------
 Less cost of units redeemed:
  Administrative charges ..........................         1           0             0               0               0
  Policy loans ....................................         0           0             0               0               0
  Surrender benefits ..............................        70          14            75              18             174
  Death benefits ..................................         0           0             0               0               0
                                                      -------     -------       -------         -------         -------
                                                           71          14            75              18             174
                                                      -------     -------       -------         -------         -------
  Increase (decrease) in net assets from
   capital unit transactions ......................       359       1,470         5,744           1,494           8,095
                                                      -------     -------       -------         -------         -------
  Net increase (decrease) in net assets ...........       179       1,295         6,712           1,895           7,683
 Depositor's equity contribution
  (net redemption) ................................        11         600           524             523             525
NET ASSETS:
 Beginning of year ................................     1,895           0             0               0               0
                                                      -------     -------       -------         -------         -------
 End of year ......................................   $ 2,085     $ 1,895       $ 7,236         $ 2,418         $ 8,208
                                                      =======     =======       =======         =======         =======


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
ALL AMOUNTS IN THOUSANDS


                                                            WRL               WRL               WRL              WRL
                                                       T. ROWE PRICE        SALOMON       PILGRIM BAXTER       DREYFUS
                                                         SMALL CAP          ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                      ---------------   --------------   ----------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                      ---------------   --------------   ----------------   -------------
                                                          1999(1)           1999(1)           1999(1)          1999(1)
                                                      ---------------   --------------   ----------------   -------------
OPERATIONS:
 Net investment income (loss) .....................       $   217           $   150          $    (18)         $   (11)
 Net gain (loss) on investment securities .........         1,985               464            10,473              146
                                                          -------           -------          --------          -------
 Net increase (decrease) in net assets
  resulting from operations .......................         2,202               614            10,455              135
                                                          -------           -------          --------          -------
CAPITAL UNIT TRANSACTIONS:
 Proceeds from units sold (transferred) ...........         6,412             5,251            22,426            2,434
                                                          -------           -------          --------          -------
 Less cost of units redeemed:
  Administrative charges ..........................             1                 1                 2                0
  Policy loans ....................................             0                 0                 0                0
  Surrender benefits ..............................           180                94               384               14
  Death benefits ..................................             0                 0                 0                0
                                                          -------           -------          --------          -------
                                                              181                95               386               14
                                                          -------           -------          --------          -------
  Increase (decrease) in net assets from
   capital unit transactions ......................         6,231             5,156            22,040            2,420
                                                          -------           -------          --------          -------
  Net increase (decrease) in net assets ...........         8,433             5,770            32,495            2,555
 Depositor's equity contribution
  (net redemption) ................................           462               523              (171)             524
NET ASSETS:
 Beginning of year ................................             0                 0                 0                0
                                                          -------           -------          --------          -------
 End of year ......................................       $ 8,895           $ 6,293          $ 32,324          $ 3,079
                                                          =======           =======          ========          =======


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                       WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                       ------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                       ------------------------------------------------------------------------
                                                           1999           1998           1997           1996           1995
                                                       ------------   ------------   ------------   ------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $  14.37       $  13.82       $  13.29       $  12.80       $  12.29
 Income from operations:
  Net investment income (loss) .....................         0.51           0.55           0.53           0.49           0.51
  Net realized and unrealized gain (loss) on
   investment ......................................         0.00           0.00           0.00           0.00           0.00
                                                         --------       --------       --------       --------       --------
   Net income (loss) from operations ...............         0.51           0.55           0.53           0.49           0.51
                                                         --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............     $  14.88       $  14.37       $  13.82       $  13.29       $  12.80
                                                         ========       ========       ========       ========       ========
Total return .......................................         3.55 %         3.99 %         4.00 %         3.81 %         4.12 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 96,984       $ 48,797       $ 39,531       $ 51,141       $ 41,596
 Ratio of net investment income (loss) to average
  net assets .......................................         3.52 %         3.89 %         3.92 %         3.72 %         4.03 %

                                                                          WRL AEGON BOND SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          1999          1998          1997          1996         1995
                                                     ------------- ------------- ------------- ------------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........   $  21.08      $  19.52      $  18.11      $  18.31      $  15.08
 Income from operations:
  Net investment income (loss) .....................       0.76          0.82          0.73          0.77          0.83
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.64)         0.74          0.68       (  0.97)         2.40
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  0.88)         1.56          1.41       (  0.20)         3.23
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  20.20      $  21.08      $  19.52      $  18.11      $  18.31
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  4.14)%        7.96 %        7.80 %     (  1.10)%       21.46 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 37,241      $ 50,893      $ 46,082      $ 45,516      $ 54,109
 Ratio of net investment income (loss) to average
  net assets .......................................       3.69 %        4.02 %        3.95 %        4.34 %        4.94 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                             WRL JANUS GROWTH SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $    62.54       $  38.50       $  33.17       $  28.47       $  19.60
 Income from operations:
  Net investment income (loss) .....................         15.61        (  0.08)          3.42           1.64           2.35
  Net realized and unrealized gain (loss) on
   investment ......................................         20.47          24.12           1.91           3.06           6.52
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         36.08          24.04           5.33           4.70           8.87
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $    98.62       $  62.54       $  38.50       $  33.17       $  28.47
                                                        ==========       ========       ========       ========       ========
Total return .......................................         57.69 %        62.43 %        16.09 %        16.50 %        45.29 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 1,166,818      $ 817,014      $ 571,456      $ 576,115      $ 532,646
 Ratio of net investment income (loss) to average
  net assets .......................................         20.94 %      (  0.18)%         9.36 %         5.22 %         9.81 %

                                                                             WRL JANUS GLOBAL SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $    30.94       $  24.10       $  20.55       $  16.29       $  13.40
 Income from operations:
  Net investment income (loss) .....................          2.84           0.83           2.55           1.62           0.42
  Net realized and unrealized gain (loss) on
   investment ......................................         18.51           6.01           1.00           2.64           2.47
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         21.35           6.84           3.55           4.26           2.89
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $    52.29       $  30.94       $  24.10       $  20.55       $  16.29
                                                        ==========       ========       ========       ========       ========
Total return .......................................         68.98 %        28.40 %        17.28 %        26.15 %        21.53 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   458,385      $ 298,285      $ 261,317      $ 221,185      $ 141,425
 Ratio of net investment income (loss) to average
  net assets .......................................          7.93 %         2.97 %        11.01 %         8.60 %         2.89 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                     WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  20.14       $  18.60       $  15.46       $  13.61       $  11.06
 Income from operations:
  Net investment income (loss) .....................        1.52           0.56           1.34           0.68           0.59
  Net realized and unrealized gain (loss) on
   investment ......................................        0.63           0.98           1.80           1.17           1.96
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............        2.15           1.54           3.14           1.85           2.55
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  22.29       $  20.14       $  18.60       $  15.46       $  13.61
                                                        ========       ========       ========       ========       ========
Total return .......................................       10.68 %         8.28 %        20.34 %        13.57 %        23.11 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 156,928      $ 160,783      $ 164,259      $ 136,789      $ 116,374
 Ratio of net investment income (loss) to average
  net assets .......................................        7.33 %         2.95 %         7.83 %         4.75 %         4.74 %

                                                                        WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  31.33       $  23.10       $  19.26       $  16.40       $  11.31
 Income from operations:
  Net investment income (loss) .....................        8.33           0.69           1.85           0.63           0.51
  Net realized and unrealized gain (loss) on
   investment ......................................       23.82           7.54           1.99           2.23           4.58
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............       32.15           8.23           3.84           2.86           5.09
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  63.48       $  31.33       $  23.10       $  19.26       $  16.40
                                                        ========       ========       ========       ========       ========
Total return .......................................      102.62 %        35.63 %        19.95 %        17.41 %        44.97 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 390,626      $ 201,838      $ 165,848      $ 143,282      $ 115,797
 Ratio of net investment income (loss) to average
  net assets .......................................       21.35 %         2.69 %         8.73 %         3.42 %         3.68 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                     WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                     -----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- -------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  26.23       $  17.86      $  14.56      $  13.35      $   9.79
 Income from operations:
  Net investment income (loss) .....................        4.29           1.13          1.42          0.25          0.29
  Net realized and unrealized gain (loss) on
   investment ......................................       13.27           7.24          1.88          0.96          3.27
                                                        --------       --------      --------      --------      --------
   Net income (loss) from operations ...............       17.56           8.37          3.30          1.21          3.56
                                                        --------       --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  43.79       $  26.23      $  17.86      $  14.56      $  13.35
                                                        ========       ========      ========      ========      ========
Total return .......................................       66.92 %        46.84 %       22.71 %        9.07 %       36.31 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 170,691      $ 106,742     $ 74,544      $ 63,843      $ 65,666
 Ratio of net investment income (loss) to average
  net assets .......................................       13.95 %         5.39 %        8.51 %        1.77 %        2.28 %

                                                                         WRL AEGON BALANCED SUBACCOUNT
                                                     ----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                          1999           1998          1997          1996          1995
                                                     -------------- ------------- ------------- ------------- -------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........    $  14.77      $  13.99      $  12.09      $  11.06      $   9.35
 Income from operations:
  Net investment income (loss) .....................        0.12          0.17          1.32          0.26          0.29
  Net realized and unrealized gain (loss) on
   investment ......................................        0.14          0.61          0.58          0.77          1.42
                                                        --------      --------      --------      --------      --------
   Net income (loss) from operations ...............        0.26          0.78          1.90          1.03          1.71
                                                        --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............    $  15.03      $  14.77      $  13.99      $  12.09      $  11.06
                                                        ========      ========      ========      ========      ========
Total return .......................................        1.75 %        5.60 %       15.65 %        9.34 %       18.31 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  21,830     $ 19,730      $ 17,324      $ 13,598      $ 11,343
 Ratio of net investment income (loss) to average
  net assets .......................................        0.82 %        1.19 %       10.01 %        2.29 %        2.85 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                   WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997          1996          1995
                                                     ------------- ------------- ------------- ------------- -------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........   $  16.17      $  15.89      $  12.91      $  11.71      $   9.46
 Income from operations:
  Net investment income (loss) .....................       0.83          0.66          2.06          0.50          0.45
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.74)      (  0.38)         0.92          0.70          1.80
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  0.91)         0.28          2.98          1.20          2.25
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  15.26      $  16.17      $  15.89      $  12.91      $  11.71
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  5.64)%        1.77 %       23.10 %       10.25 %       23.70 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 11,318      $ 16,502      $ 14,056      $ 12,397      $ 11,890
 Ratio of net investment income (loss) to average
  net assets .......................................       5.27 %        4.17 %       14.87 %        4.17 %        4.26 %

                                                                     WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                     --------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     --------------------------------------------------------------------
                                                          1999          1998          1997          1996        1995(1)
                                                     ------------- ------------- ------------- ------------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........   $  16.51      $  15.43      $  13.40      $  11.86      $  10.00
 Income from operations:
  Net investment income (loss) .....................       0.32          1.40          1.02          0.46          0.58
  Net realized and unrealized gain (loss) on
   investment ......................................    (  1.45)      (  0.32)         1.01          1.08          1.28
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............    (  1.13)         1.08          2.03          1.54          1.86
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  15.38      $  16.51      $  15.43      $  13.40      $  11.86
                                                       ========      ========      ========      ========      ========
Total return .......................................    (  6.81)%        6.98 %       15.14 %       13.00 %       18.61 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 59,161      $ 85,428      $ 77,923      $ 62,195      $ 34,910
 Ratio of net investment income (loss) to average
  net assets .......................................       1.95 %        8.72 %        6.99 %        3.71 %        5.25 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                      WRL C.A.S.E. GROWTH SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $  15.96        $  15.77        $  13.88        $  12.87
 Income from operations:
  Net investment income (loss) .....................         1.62            1.27            3.15            0.39
  Net realized and unrealized gain (loss) on
   investment ......................................         3.52         (  1.08)        (  1.26)           0.62
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         5.14            0.19            1.89            1.01
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  21.10        $  15.96        $  15.77        $  13.88
                                                         ========        ========        ========        ========
Total return .......................................        32.18 %          1.20 %         13.60 %          7.84 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 14,425        $ 14,161        $ 17,677        $  3,612
 Ratio of net investment income (loss) to average
  net assets .......................................         8.55 %          8.11 %         20.61 %          4.43 %

                                                                     WRL NWQ VALUE EQUITY SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $  13.04        $  13.86        $  11.22        $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.13            0.89            0.07            0.02
  Net realized and unrealized gain (loss) on
   investment ......................................         0.73         (  1.71)           2.57            1.20
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         0.86         (  0.82)           2.64            1.22
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  13.90        $  13.04        $  13.86        $  11.22
                                                         ========        ========        ========        ========
Total return .......................................         6.61 %       (  5.96)%         23.49 %         12.25 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 32,947        $ 38,640        $ 49,376        $ 16,679
 Ratio of net investment income (loss) to average
  net assets .......................................         0.92 %          6.44 %          0.55 %          0.30 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                        WRL GE/SCOTTISH EQUITABLE                         WRL GE
                                                     INTERNATIONAL EQUITY SUBACCOUNT              U.S. EQUITY SUBACCOUNT
                                                  -------------------------------------- ----------------------------------------
                                                               DECEMBER 31,                            DECEMBER 31,
                                                  -------------------------------------- ----------------------------------------
                                                      1999         1998        1997(1)        1999          1998        1997(1)
                                                  ------------ ------------ ------------ ------------- ------------- ------------
CLASS A UNITS:
Accumulation unit value, beginning of year ......   $  11.83     $  10.62     $  10.00     $  15.22      $  12.54      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.49      (  0.14)     (  0.05)        1.21          0.54          0.75
  Net realized and unrealized gain (loss) on
    investment ..................................       2.28         1.35         0.67         1.37          2.14          1.79
                                                    --------     --------     --------     --------      --------      --------
   Net income (loss) from operations ............       2.77         1.21         0.62         2.58          2.68          2.54
                                                    --------     --------     --------     --------      --------      --------
Accumulation unit value, end of year ............   $  14.60     $  11.83     $  10.62     $  17.80      $  15.22      $  12.54
                                                    ========     ========     ========     ========      ========      ========
Total return ....................................      23.40 %      11.45 %       6.17 %      16.94 %       21.35 %       25.44 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $  5,881     $  6,783     $  6,377     $ 32,459      $ 23,419      $ 12,377
 Ratio of net investment income (loss) to average
   net assets ...................................       4.08 %    (  1.16)%    (  0.52)%       7.35 %        3.90 %        6.37 %

                                                                                           WRL J.P. MORGAN
                                                             WRL THIRD AVENUE           REAL ESTATE SECURITIES
                                                             VALUE SUBACCOUNT                 SUBACCOUNT
                                                       ----------------------------   --------------------------
                                                               DECEMBER 31,                  DECEMBER 31,
                                                       ----------------------------   --------------------------
                                                            1999          1998(1)         1999         1998(1)
                                                       -------------   ------------   -----------   ------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........     $   9.20        $  10.00       $  8.44       $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.15         (  0.08)         0.03        (  0.07)
  Net realized and unrealized gain (loss)
   oninvestment ....................................         1.16         (  0.72)       ( 0.45)       (  1.49)
                                                         --------        --------       -------       --------
   Net income (loss) from operations ...............         1.31         (  0.80)       ( 0.42)       (  1.56)
                                                         --------        --------       -------       --------
Accumulation unit value, end of year ...............     $  10.51        $   9.20       $  8.02       $   8.44
                                                         ========        ========       =======       ========
Total return .......................................        14.28 %       (  7.99)%      ( 4.97)%      ( 15.65)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $  5,309        $  5,921       $   407       $    571
 Ratio of net investment income (loss) to average
  net assets .......................................         1.58 %       (  0.89)%        0.42 %      (  1.26)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                               WRL                    WRL
                                                          GOLDMAN SACHS          GOLDMAN SACHS
                                                        GROWTH SUBACCOUNT     SMALL CAP SUBACCOUNT
                                                       -------------------   ---------------------
                                                           DECEMBER 31,           DECEMBER 31,
                                                       -------------------   ---------------------
                                                             1999(1)                1999(1)
                                                       -------------------   ---------------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........        $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................         (  0.09)                  0.23
  Net realized and unrealized gain (loss) on
   investment ......................................            1.74                   1.41
                                                            --------               --------
   Net income (loss) from operations ...............            1.65                   1.64
                                                            --------               --------
Accumulation unit value, end of year ...............        $  11.65               $  11.64
                                                            ========               ========
Total return .......................................           16.52 %                16.42 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........        $  1,317               $    429
 Ratio of net investment income (loss) to average
  net assets .......................................         (  1.25)%                 3.36 %

                                                                 WRL                    WRL
                                                       T. ROWE PRICE DIVIDEND      T. ROWE PRICE
                                                          GROWTH SUBACCOUNT     SMALL CAP SUBACCOUNT
                                                      ------------------------ ---------------------
                                                            DECEMBER 31,            DECEMBER 31,
                                                      ------------------------ ---------------------
                                                               1999(1)                1999(1)
                                                      ------------------------ ---------------------
CLASS A UNITS:
Accumulation unit value, beginning of year ..........         $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) ......................          (  0.08)                  0.47
  Net realized and unrealized gain (loss) on
   investment .......................................          (  0.74)                  3.26
                                                              --------               --------
   Net income (loss) from operations ................          (  0.82)                  3.73
                                                              --------               --------
Accumulation unit value, end of year ................         $   9.18               $  13.73
                                                              ========               ========
Total return ........................................          (  8.17)%                37.33 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........         $  1,812               $  3,909
 Ratio of net investment income (loss) to average
  net assets ........................................          (  1.25)%                 6.22 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                              WRL                     WRL                    WRL
                                                        SALOMON ALL CAP     PILGRIM BAXTER MID CAP     DREYFUS MID CAP
                                                           SUBACCOUNT          GROWTH SUBACCOUNT         SUBACCOUNT
                                                       -----------------   ------------------------   ----------------
                                                          DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                       -----------------   ------------------------   ----------------
                                                            1999(1)                 1999(1)                1999(1)
                                                       -----------------   ------------------------   ----------------
CLASS A UNITS:
Accumulation unit value, beginning of year .........       $  10.00                $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.37                 (  0.02)               (  0.08)
  Net realized and unrealized gain (loss) on
   investment ......................................           1.09                    7.67                   0.71
                                                           --------                --------               --------
   Net income (loss) from operations ...............           1.46                    7.65                   0.63
                                                           --------                --------               --------
Accumulation unit value, end of year ...............       $  11.46                $  17.65               $  10.63
                                                           ========                ========               ========
Total return .......................................          14.60 %                 76.51 %                 6.30 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $  1,374                $  6,660               $    800
 Ratio of net investment income (loss) to average
  net assets .......................................           5.20 %               (  0.22)%              (  1.25)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                    WRL J.P. MORGAN MONEY MARKET SUBACCOUNT
                                                     ----------------------------------------------------------------------
                                                                                  DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                          1999           1998          1997          1996          1995
                                                     -------------- ------------- ------------- ------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  11.99       $ 11.55       $ 11.12       $ 10.73       $ 10.32
 Income from operations:
  Net investment income (loss) .....................        0.41          0.44          0.43          0.39          0.41
  Net realized and unrealized gain (loss) on
   investment ......................................        0.00          0.00          0.00          0.00          0.00
                                                        --------       -------       -------       -------       -------
   Net income (loss) from operations ...............        0.41          0.44          0.43          0.39          0.41
                                                        --------       -------       -------       -------       -------
Accumulation unit value, end of year ...............    $  12.40       $ 11.99       $ 11.55       $ 11.12       $ 10.73
                                                        ========       =======       =======       =======       =======
Total return .......................................        3.39 %        3.83 %        3.84 %        3.65 %        3.96 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 269,284      $ 93,982      $ 62,152      $ 58,415      $ 28,524
 Ratio of net investment income (loss) to average
  net assets .......................................        3.37 %        3.72 %        3.78 %        3.57 %        3.89 %

                                                                               WRL AEGON BOND SUBACCOUNT
                                                       -------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                       -------------------------------------------------------------------------
                                                           1999            1998            1997           1996           1995
                                                       ------------   -------------   -------------   ------------   -----------
CLASS B UNITS:
Accumulation unit value, beginning of year .........     $ 14.45         $ 13.41         $ 12.46        $ 12.61        $ 10.40
 Income from operations:
  Net investment income (loss) .....................        0.59            0.60            0.67           0.56           0.64
  Net realized and unrealized gain (loss) on
   investment ......................................      ( 1.21)           0.44            0.28         ( 0.71)          1.57
                                                         -------         -------         -------        -------        -------
   Net income (loss) from operations ...............      ( 0.62)           1.04            0.95         ( 0.15)          2.21
                                                         -------         -------         -------        -------        -------
Accumulation unit value, end of year ...............     $ 13.83         $ 14.45         $ 13.41        $ 12.46        $ 12.61
                                                         =======         =======         =======        =======        =======
Total return .......................................      ( 4.29)%          7.80 %          7.64 %       ( 1.25)%        21.28 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $86,875         $ 91,784        $ 64,376       $38,055        $32,772
 Ratio of net investment income (loss) to average
  net assets .......................................        4.16 %          4.31 %          5.26 %         4.60 %         5.45 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                             WRL JANUS GROWTH SUBACCOUNT
                                                     ----------------------------------------------------------------------------
                                                                                     DECEMBER 31,
                                                     ----------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $    30.12       $  18.57       $  16.02       $  13.77       $   9.49
 Income from operations:
  Net investment income (loss) .....................          8.20         ( 0.08)          1.87           0.95           1.30
  Net realized and unrealized gain (loss) on
   investment ......................................          9.10          11.63           0.68           1.30           2.98
                                                        ----------       --------       --------       --------       --------
   Net income (loss) from operations ...............         17.30          11.55           2.55           2.25           4.28
                                                        ----------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $    47.42       $  30.12       $  18.57       $  16.02       $  13.77
                                                        ==========       ========       ========       ========       ========
Total return .......................................         57.45 %        62.19 %        15.91 %        16.32 %        45.08 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 1,530,464      $ 826,236      $ 432,125      $ 317,705      $ 198,139
 Ratio of net investment income (loss) to average
  net assets .......................................         22.70 %       ( 0.33)%        10.53 %         6.21 %        11.07 %

                                                                            WRL JANUS GLOBAL SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  30.67       $  23.92       $  20.43       $  16.22       $  13.36
 Income from operations:
  Net investment income (loss) .....................        3.02           0.88           2.85           1.79           0.43
  Net realized and unrealized gain (loss) on
   investment ......................................       18.06           5.87           0.64           2.42           2.43
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............       21.08           6.75           3.49           4.21           2.86
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  51.75       $  30.67       $  23.92       $  20.43       $  16.22
                                                        ========       ========       ========       ========       ========
Total return .......................................       68.73 %        28.21 %        17.10 %        25.96 %        21.35 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 976,752      $ 524,585      $ 371,512      $ 227,955      $ 111,958
 Ratio of net investment income (loss) to average
  net assets .......................................        8.45 %         3.16 %        12.33 %         9.45 %         2.96 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                     WRL LKCM STRATEGIC TOTAL RETURN SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  19.97       $  18.47       $  15.37       $  13.56       $  11.03
 Income from operations:
  Net investment income (loss) .....................        1.54           0.59           1.42           0.94           0.59
  Net realized and unrealized gain (loss) on
   investment ......................................        0.56           0.91           1.68           0.87           1.94
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............        2.10           1.50           3.10           1.81           2.53
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  22.07       $  19.97       $  18.47       $  15.37       $  13.56
                                                        ========       ========       ========       ========       ========
Total return .......................................       10.51 %         8.11 %        20.16 %        13.40 %        22.93 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 356,121      $ 328,728      $ 279,355      $ 196,305      $ 101,651
 Ratio of net investment income (loss) to average
  net assets .......................................        7.46 %         3.11 %         8.31 %         6.55 %         4.76 %

                                                                        WRL VKAM EMERGING GROWTH SUBACCOUNT
                                                     --------------------------------------------------------------------------
                                                                                    DECEMBER 31,
                                                     --------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- --------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  31.06       $  22.94       $  19.15       $  16.34       $  11.29
 Income from operations:
  Net investment income (loss) .....................        8.95           0.72           2.00           0.73           0.54
  Net realized and unrealized gain (loss) on
   investment ......................................       22.84           7.40           1.79           2.08           4.51
                                                        --------       --------       --------       --------       --------
   Net income (loss) from operations ...............       31.79           8.12           3.79           2.81           5.05
                                                        --------       --------       --------       --------       --------
Accumulation unit value, end of year ...............    $  62.85       $  31.06       $  22.94       $  19.15       $  16.34
                                                        ========       ========       ========       ========       ========
Total return .......................................      102.31 %        35.42 %        19.77 %        17.23 %        44.75 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 891,089      $ 381,421      $ 258,730      $ 179,589      $ 105,115
 Ratio of net investment income (loss) to average
  net assets .......................................       22.92 %         2.80 %         9.45 %         3.96 %         3.85 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                      WRL ALGER AGGRESSIVE GROWTH SUBACCOUNT
                                                     -------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  26.05       $  17.77       $  14.50       $  13.31      $   9.78
 Income from operations:
  Net investment income (loss) .....................        4.68           1.17           1.60           0.31          0.40
  Net realized and unrealized gain (loss) on
   investment ......................................       12.69           7.11           1.67           0.88          3.13
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............       17.37           8.28           3.27           1.19          3.53
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  43.42       $  26.05       $  17.77       $  14.50      $  13.31
                                                        ========       ========       ========       ========      ========
Total return .......................................       66.67 %        46.62 %        22.52 %         8.91 %       36.10 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 575,367      $ 281,507      $ 162,401      $ 100,832     $ 60,420
 Ratio of net investment income (loss) to average
  net assets .......................................       15.21 %         5.57 %         9.55 %         2.22 %        3.04 %

                                                                         WRL AEGON BALANCED SUBACCOUNT
                                                     ---------------------------------------------------------------------
                                                                                 DECEMBER 31,
                                                     ---------------------------------------------------------------------
                                                          1999          1998          1997          1996          1995
                                                     ------------- ------------- ------------- ------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........   $  14.67      $  13.91      $  12.05      $  11.03      $   9.34
 Income from operations:
  Net investment income (loss) .....................       0.10          0.17          1.40          0.30          0.32
  Net realized and unrealized gain (loss) on
   investment ......................................       0.13          0.59          0.46          0.72          1.37
                                                       --------      --------      --------      --------      --------
   Net income (loss) from operations ...............       0.23          0.76          1.86          1.02          1.69
                                                       --------      --------      --------      --------      --------
Accumulation unit value, end of year ...............   $  14.90      $  14.67      $  13.91      $  12.05      $  11.03
                                                       ========      ========      ========      ========      ========
Total return .......................................       1.59 %        5.45 %       15.47 %        9.18 %       18.13 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 66,558      $ 59,018      $ 43,902      $ 28,734      $ 16,069
 Ratio of net investment income (loss) to average
  net assets .......................................       0.69 %        1.19 %       10.72 %        2.69 %        3.16 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                     WRL FEDERATED GROWTH & INCOME SUBACCOUNT
                                                     -------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  16.06       $  15.80       $  12.85       $  11.68      $   9.45
 Income from operations:
  Net investment income (loss) .....................        0.87           0.66           2.52           0.68          0.47
  Net realized and unrealized gain (loss) on
   investment ......................................     (  1.80)       (  0.40)          0.43           0.49          1.76
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............     (  0.93)          0.26           2.95           1.17          2.23
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  15.13       $  16.06       $  15.80       $  12.85      $  11.68
                                                        ========       ========       ========       ========      ========
Total return .......................................     (  5.78)%         1.62 %        22.92 %        10.08 %       23.52 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  45,739      $  52,148      $  36,591      $  19,972     $ 10,086
 Ratio of net investment income (loss) to average
  net assets .......................................        5.55 %         4.20 %        18.15 %         5.68 %        4.50 %

                                                                       WRL DEAN ASSET ALLOCATION SUBACCOUNT
                                                     ------------------------------------------------------------------------
                                                                                   DECEMBER 31,
                                                     ------------------------------------------------------------------------
                                                          1999           1998           1997           1996         1995(1)
                                                     -------------- -------------- -------------- -------------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........    $  16.41       $  15.36       $  13.36       $  11.84      $  10.00
 Income from operations:
  Net investment income (loss) .....................        0.29           1.43           1.06           0.47          0.82
  Net realized and unrealized gain (loss) on
   investment ......................................     (  1.43)       (  0.38)          0.94           1.05          1.02
                                                        --------       --------       --------       --------      --------
   Net income (loss) from operations ...............     (  1.14)          1.05           2.00           1.52          1.84
                                                        --------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $  15.27       $  16.41       $  15.36       $  13.36      $  11.84
                                                        ========       ========       ========       ========      ========
Total return .......................................     (  6.95)%         6.82 %        14.97 %        12.83 %       18.43 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 167,034      $ 237,896      $ 194,084      $ 125,177     $ 72,300
 Ratio of net investment income (loss) to average
  net assets .......................................        1.78 %         8.92 %         7.30 %         3.72 %        7.29 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                      WRL C.A.S.E. GROWTH SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........     $  12.35        $  12.22        $  10.77        $  10.00
 Income from operations:
  Net investment income (loss) .....................         1.37            1.06            1.34            0.36
  Net realized and unrealized gain (loss) on
   investment ......................................         2.58         (  0.93)           0.11            0.41
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         3.95            0.13            1.45            0.77
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  16.30        $  12.35        $  12.22        $  10.77
                                                         ========        ========        ========        ========
Total return .......................................        31.98 %          1.05 %         13.43 %          7.73 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 51,124        $ 37,580        $ 31,995        $ 12,542
 Ratio of net investment income (loss) to average
  net assets .......................................         9.34 %          8.79 %         11.31 %          5.46 %

                                                                     WRL NWQ VALUE EQUITY SUBACCOUNT
                                                       ------------------------------------------------------------
                                                                               DECEMBER 31,
                                                       ------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   ------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........     $  12.98        $  13.83        $  11.21        $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.10            0.91            0.08            0.02
  Net realized and unrealized gain (loss) on
   investment ......................................         0.74         (  1.76)           2.54            1.19
                                                         --------        --------        --------        --------
   Net income (loss) from operations ...............         0.84         (  0.85)           2.62            1.21
                                                         --------        --------        --------        --------
Accumulation unit value, end of year ...............     $  13.82        $  12.98        $  13.83        $  11.21
                                                         ========        ========        ========        ========
Total return .......................................         6.45 %       (  6.10)%         23.30 %         12.13 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........     $ 77,102        $ 92,217        $ 97,272        $ 23,759
 Ratio of net investment income (loss) to average
  net assets .......................................         0.75 %          6.63 %          0.63 %          0.33 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                          WRL GE/SCOTTISH EQUITABLE
                                                       INTERNATIONAL EQUITY SUBACCOUNT
                                                  -----------------------------------------
                                                                DECEMBER 31,
                                                  -----------------------------------------
                                                       1999          1998        1997(1)
                                                  ------------- ------------- -------------
CLASS B UNITS:
Accumulation unit value, beginning of year ......   $  11.80      $  10.60      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.43       (  0.15)      (  0.06)
  Net realized and unrealized gain (loss) on
   investment ...................................       2.31          1.35          0.66
                                                    --------      --------      --------
   Net income (loss) from operations ............       2.74          1.20          0.60
                                                    --------      --------      --------
Accumulation unit value, end of year ............   $  14.54      $  11.80      $  10.60
                                                    ========      ========      ========
Total return ....................................      23.22 %       11.28 %        6.01 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $ 20,464      $ 19,376      $ 11,141
 Ratio of net investment income (loss) to average
  net assets ....................................       3.54 %     (  1.31)%     (  0.58)%

                                                                   WRL GE
                                                           U.S. EQUITY SUBACCOUNT
                                                  -----------------------------------------
                                                                DECEMBER 31,
                                                  -----------------------------------------
                                                       1999           1998        1997(1)
                                                  -------------- ------------- ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ......    $  15.18      $  12.53      $  10.00
 Income from operations:
  Net investment income (loss) ..................        1.21          0.62          0.95
  Net realized and unrealized gain (loss) on
   investment ...................................        1.33          2.03          1.58
                                                     --------      --------      --------
   Net income (loss) from operations ............        2.54          2.65          2.53
                                                     --------      --------      --------
Accumulation unit value, end of year ............    $  17.72      $  15.18      $  12.53
                                                     ========      ========      ========
Total return ....................................       16.76 %       21.16 %       25.26 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......    $ 120,166     $ 73,456      $ 26,822
 Ratio of net investment income (loss) to average
  net assets ....................................        7.40 %        4.55 %        7.99 %

                                                                                    WRL J.P. MORGAN
                                                       WRL THIRD AVENUE       REAL ESTATE SECURITIES
                                                       VALUE SUBACCOUNT             SUBACCOUNT
                                                  -------------------------- -------------------------
                                                         DECEMBER 31,              DECEMBER 31,
                                                  -------------------------- -------------------------
                                                       1999        1998(1)         1999        1998(1)
                                                  ------------- ------------   ------------ ------------
CLASS B UNITS:
Accumulation unit value, beginning of year ......   $   9.19      $  10.00       $  8.43      $  10.00
 Income from operations:
  Net investment income (loss) ..................       0.14       (  0.09)         0.08       (  0.08)
  Net realized and unrealized gain (loss) on
   investment ...................................       1.15       (  0.72)       ( 0.51)      (  1.49)
                                                    --------      --------       -------      --------
   Net income (loss) from operations ............       1.29       (  0.81)       ( 0.43)      (  1.57)
                                                    --------      --------       -------      --------
Accumulation unit value, end of year ............   $  10.48      $   9.19       $  8.00      $   8.43
                                                    ========      ========       =======      ========
Total return ....................................      14.11 %     (  8.13)%      ( 5.11)%     ( 15.73)%
Ratios and supplemental data:
 Net assets at end of year (in thousands) .......   $ 10,148      $  9,419       $ 1,626      $  1,324
 Ratio of net investment income (loss) to average
  net assets ....................................       1.54 %     (  1.03)%        1.01 %     (  1.41)%

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                               WRL                    WRL
                                                          GOLDMAN SACHS          GOLDMAN SACHS
                                                        GROWTH SUBACCOUNT     SMALL CAP SUBACCOUNT
                                                       -------------------   ---------------------
                                                           DECEMBER 31,           DECEMBER 31,
                                                       -------------------   ---------------------
                                                             1999(1)                1999(1)
                                                       -------------------   ---------------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........        $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................         (  0.10)                  0.44
  Net realized and unrealized gain (loss) on
   investment ......................................            1.74                   1.19
                                                            --------               --------
   Net income (loss) from operations ...............            1.64                   1.63
                                                            --------               --------
Accumulation unit value, end of year ...............        $  11.64               $  11.63
                                                            ========               ========
Total return .......................................           16.40 %                16.31 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........        $  5,865               $  1,935
 Ratio of net investment income (loss) to average
  net assets .......................................         (  1.40)%                 6.35 %

                                                                  WRL                      WRL
                                                        T. ROWE PRICE DIVIDEND        T. ROWE PRICE
                                                           GROWTH SUBACCOUNT       SMALL CAP SUBACCOUNT
                                                       ------------------------   ---------------------
                                                             DECEMBER 31,              DECEMBER 31,
                                                       ------------------------   ---------------------
                                                                1999(1)                  1999(1)
                                                       ------------------------   ---------------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........           $  10.00                 $  10.00
 Income from operations:
  Net investment income (loss) .....................            (  0.09)                    0.36
  Net realized and unrealized gain (loss) on
   investment ......................................            (  0.74)                    3.36
                                                               --------                 --------
   Net income (loss) from operations ...............            (  0.83)                    3.72
                                                               --------                 --------
Accumulation unit value, end of year ...............           $   9.17                 $  13.72
                                                               ========                 ========
Total return .......................................            (  8.27)%                  37.19 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........           $  6,346                 $  4,930
 Ratio of net investment income (loss) to average
  net assets .......................................            (  1.40)%                   4.79 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                              WRL                     WRL                    WRL
                                                        SALOMON ALL CAP     PILGRIM BAXTER MID CAP     DREYFUS MID CAP
                                                           SUBACCOUNT          GROWTH SUBACCOUNT         SUBACCOUNT
                                                       -----------------   ------------------------   ----------------
                                                          DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                                                       -----------------   ------------------------   ----------------
                                                            1999(1)                 1999(1)                1999(1)
                                                       -----------------   ------------------------   ----------------
CLASS B UNITS:
Accumulation unit value, beginning of year .........       $  10.00                $  10.00               $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.40                 (  0.02)               (  0.09)
  Net realized and unrealized gain (loss) on
   investment ......................................           1.05                    7.65                   0.71
                                                           --------                --------               --------
   Net income (loss) from operations ...............           1.45                    7.63                   0.62
                                                           --------                --------               --------
Accumulation unit value, end of year ...............       $  11.45                $  17.63               $  10.62
                                                           ========                ========               ========
Total return .......................................          14.49 %                 76.33 %                 6.20 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $  4,867                $ 25,604               $  2,227
 Ratio of net investment income (loss) to average
  net assets .......................................           5.63 %               (  0.26)%              (  1.40)%


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                             WRL              WRL              WRL             WRL
                                                         J.P. MORGAN         AEGON            JANUS           JANUS
                                                        MONEY MARKET         BOND            GROWTH           GLOBAL
                                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       --------------   --------------   --------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       --------------   --------------   --------------   -------------
                                                           1999(1)          1999(1)          1999(1)         1999(1)
                                                       --------------   --------------   --------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00         $  10.00         $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.05             0.56             1.59            0.64
  Net realized and unrealized gain (loss) on
   investment ......................................          0.00          (  0.58)         (  0.72)           0.75
                                                          --------         --------         --------        --------
   Net income (loss) from operations ...............          0.05          (  0.02)            0.87            1.39
                                                          --------         --------         --------        --------
Accumulation unit value, end of year ...............      $  10.05         $   9.98         $  10.87        $  11.39
                                                          ========         ========         ========        ========
Total return .......................................          0.46 %        (  0.21)%           8.70 %         13.87 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     25         $     25         $     27        $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          5.28 %          64.13 %         173.48 %         70.01 %

                                                             WRL
                                                            LKCM               WRL                  WRL                WRL
                                                          STRATEGIC            VKAM                ALGER              AEGON
                                                        TOTAL RETURN     EMERGING GROWTH     AGGRESSIVE GROWTH       BALANCED
                                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                       --------------   -----------------   -------------------   -------------
                                                        DECEMBER 31,       DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                                                       --------------   -----------------   -------------------   -------------
                                                           1999(1)           1999(1)              1999(1)            1999(1)
                                                       --------------   -----------------   -------------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00             $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.55              1.56                 1.01               0.15
  Net realized and unrealized gain (loss) on
   investment ......................................       (  0.23)             0.55                 0.69            (  0.15)
                                                          --------          --------             --------           --------
   Net income (loss) from operations ...............          0.32              2.11                 1.70               0.00
                                                          --------          --------             --------           --------
Accumulation unit value, end of year ...............      $  10.32          $  12.11             $  11.70           $  10.00
                                                          ========          ========             ========           ========
Total return .......................................          3.16 %           21.08 %              17.05 %             0.01 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30             $     29           $     25
 Ratio of net investment income (loss) to average
  net assets .......................................         61.80 %          163.83 %             106.09 %            16.83 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                              WRL                WRL              WRL             WRL
                                                           FEDERATED         DEAN ASSET        C.A.S.E.           NWQ
                                                        GROWTH & INCOME      ALLOCATION         GROWTH        VALUE EQUITY
                                                           SUBACCOUNT        SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       -----------------   --------------   --------------   -------------
                                                          DECEMBER 31,      DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       -----------------   --------------   --------------   -------------
                                                            1999(1)            1999(1)          1999(1)         1999(1)
                                                       -----------------   --------------   --------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........       $  10.00           $  10.00         $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.47               0.28             0.54            0.20
  Net realized and unrealized gain (loss) on
   investment ......................................        (  0.40)           (  0.37)         (  0.49)           0.22
                                                           --------           --------         --------        --------
   Net income (loss) from operations ...............           0.07            (  0.09)            0.05            0.42
                                                           --------           --------         --------        --------
Accumulation unit value, end of year ...............       $  10.07           $   9.91         $  10.05        $  10.42
                                                           ========           ========         ========        ========
Total return .......................................           0.74 %          (  0.93)%           0.53 %          4.21 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $     25           $     25         $     25        $     26
 Ratio of net investment income (loss) to average
  net assets .......................................          54.01 %            32.57 %          61.53 %         22.95 %

                                                                WRL
                                                       GE/SCOTTISH EQUITABLE
                                                        INTERNATIONAL EQUITY
                                                             SUBACCOUNT
                                                      -----------------------
                                                            DECEMBER 31,
                                                      -----------------------
                                                              1999(1)
                                                      -----------------------
CLASS C UNITS:
Accumulation unit value, beginning of year ..........        $   10.00
 Income from operations:
  Net investment income (loss) ......................             0.53
  Net realized and unrealized gain (loss) on
   investment .......................................             0.59
                                                             ---------
   Net income (loss) from operations ................             1.12
                                                             ---------
Accumulation unit value, end of year ................        $   11.12
                                                             =========
Total return ........................................            11.24 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........        $      28
 Ratio of net investment income (loss) to average
  net assets ........................................            57.96 %

                                                            WRL            WRL                WRL
                                                            GE        THIRD AVENUE        J.P. MORGAN
                                                        U.S. EQUITY       VALUE      REAL ESTATE SECURITIES
                                                        SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                                      -------------- -------------- -----------------------
                                                       DECEMBER 31,   DECEMBER 31,        DECEMBER 31,
                                                      -------------- -------------- -----------------------
                                                          1999(1)        1999(1)            1999(1)
                                                      -------------- -------------- -----------------------
CLASS C UNITS:
Accumulation unit value, beginning of year ..........   $   10.00      $   10.00           $   10.00
 Income from operations:
  Net investment income (loss) ......................        0.62           0.11                0.00
  Net realized and unrealized gain (loss) on
   investment .......................................     (  0.20)          0.55                0.40
                                                        ---------      ---------           ---------
   Net income (loss) from operations ................        0.42           0.66                0.40
                                                        ---------      ---------           ---------
Accumulation unit value, end of year ................   $   10.42      $   10.66           $   10.40
                                                        =========      =========           =========
Total return ........................................        4.24 %         6.60 %              3.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $      26      $      27           $      26
 Ratio of net investment income (loss) to average
  net assets ........................................       69.78 %        12.46 %              0.00 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                             WRL               WRL                WRL                WRL
                                                        GOLDMAN SACHS     GOLDMAN SACHS      T. ROWE PRICE      T. ROWE PRICE
                                                            GROWTH          SMALL CAP       DIVIDEND GROWTH       SMALL CAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       ---------------   ---------------   -----------------   --------------
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                       ---------------   ---------------   -----------------   --------------
                                                           1999(1)           1999(1)            1999(1)            1999(1)
                                                       ---------------   ---------------   -----------------   --------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00           $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.00              0.49               0.00               0.35
  Net realized and unrealized gain (loss) on
   investment ......................................          0.73              0.40            (  0.13)              1.05
                                                          --------          --------           --------           --------
   Net income (loss) from operations ...............          0.73              0.89            (  0.13)              1.40
                                                          --------          --------           --------           --------
Accumulation unit value, end of year ...............      $  10.73          $  10.89           $   9.87           $  11.40
                                                          ========          ========           ========           ========
Total return .......................................          7.31 %            8.91 %          (  1.28)%            13.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     27          $     27           $     25           $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          0.00 %           54.08 %             0.00 %            38.09 %

                                                             WRL               WRL              WRL
                                                           SALOMON       PILGRIM BAXTER       DREYFUS
                                                           ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                       --------------   ----------------   -------------
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                       --------------   ----------------   -------------
                                                           1999(1)           1999(1)          1999(1)
                                                       --------------   ----------------   -------------
CLASS C UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00         $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.34              0.03             0.00
  Net realized and unrealized gain (loss) on
   investment ......................................          0.12              2.06             0.51
                                                          --------          --------         --------
   Net income (loss) from operations ...............          0.46              2.09             0.51
                                                          --------          --------         --------
Accumulation unit value, end of year ...............      $  10.46          $  12.09         $  10.51
                                                          ========          ========         ========
Total return .......................................          4.59 %           20.92 %           5.10 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30         $     26
 Ratio of net investment income (loss) to average
  net assets .......................................         38.27 %            3.47 %           0.00 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                             WRL              WRL              WRL             WRL
                                                         J.P. MORGAN         AEGON            JANUS           JANUS
                                                        MONEY MARKET         BOND            GROWTH           GLOBAL
                                                         SUBACCOUNT       SUBACCOUNT       SUBACCOUNT       SUBACCOUNT
                                                       --------------   --------------   --------------   -------------
                                                        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                       --------------   --------------   --------------   -------------
                                                           1999(1)          1999(1)          1999(1)         1999(1)
                                                       --------------   --------------   --------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00         $  10.00         $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.05             0.56             1.59            0.64
  Net realized and unrealized gain (loss) on
   investment ......................................          0.00          (  0.58)         (  0.72)           0.75
                                                          --------         --------         --------        --------
   Net income (loss) from operations ...............          0.05          (  0.02)            0.87            1.39
                                                          --------         --------         --------        --------
Accumulation unit value, end of year ...............      $  10.05         $   9.98         $  10.87        $  11.39
                                                          ========         ========         ========        ========
Total return .......................................          0.46 %        (  0.21)%           8.70 %         13.87 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     25         $     25         $     27        $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          5.28 %          64.13 %         173.48 %         70.01 %

                                                             WRL
                                                            LKCM               WRL                  WRL                WRL
                                                          STRATEGIC            VKAM                ALGER              AEGON
                                                        TOTAL RETURN     EMERGING GROWTH     AGGRESSIVE GROWTH       BALANCED
                                                         SUBACCOUNT         SUBACCOUNT           SUBACCOUNT         SUBACCOUNT
                                                       --------------   -----------------   -------------------   -------------
                                                        DECEMBER 31,       DECEMBER 31,         DECEMBER 31,       DECEMBER 31,
                                                       --------------   -----------------   -------------------   -------------
                                                           1999(1)           1999(1)              1999(1)            1999(1)
                                                       --------------   -----------------   -------------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00             $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.55              1.56                 1.01               0.15
  Net realized and unrealized gain (loss) on
   investment ......................................       (  0.23)             0.55                 0.69            (  0.15)
                                                          --------          --------             --------           --------
   Net income (loss) from operations ...............          0.32              2.11                 1.70               0.00
                                                          --------          --------             --------           --------
Accumulation unit value, end of year ...............      $  10.32          $  12.11             $  11.70           $  10.00
                                                          ========          ========             ========           ========
Total return .......................................          3.16 %           21.08 %              17.05 %             0.01 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30             $     29           $     25
 Ratio of net investment income (loss) to average
  net assets .......................................         61.80 %          163.83 %             106.09 %            16.83 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                              WRL                  WRL                WRL             WRL
                                                           FEDERATED              DEAN             C.A.S.E.           NWQ
                                                        GROWTH & INCOME     ASSET ALLOCATION        GROWTH        VALUE EQUITY
                                                           SUBACCOUNT          SUBACCOUNT         SUBACCOUNT       SUBACCOUNT
                                                       -----------------   ------------------   --------------   -------------
                                                          DECEMBER 31,        DECEMBER 31,       DECEMBER 31,     DECEMBER 31,
                                                       -----------------   ------------------   --------------   -------------
                                                            1999(1)              1999(1)            1999(1)         1999(1)
                                                       -----------------   ------------------   --------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........       $  10.00             $  10.00           $  10.00        $  10.00
 Income from operations:
  Net investment income (loss) .....................           0.47                 0.28               0.54            0.20
  Net realized and unrealized gain (loss) on
   investment ......................................        (  0.40)             (  0.37)           (  0.49)           0.22
                                                           --------             --------           --------        --------
   Net income (loss) from operations ...............           0.07              (  0.09)              0.05            0.42
                                                           --------             --------           --------        --------
Accumulation unit value, end of year ...............       $  10.07             $   9.91           $  10.05        $  10.42
                                                           ========             ========           ========        ========
Total return .......................................           0.74 %            (  0.93)%             0.53 %          4.21 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........       $     25             $     25           $     25        $     26
 Ratio of net investment income (loss) to average
  net assets .......................................          54.01 %              32.57 %            61.53 %         22.95 %

                                                                WRL
                                                       GE/SCOTTISH EQUITABLE
                                                        INTERNATIONAL EQUITY
                                                             SUBACCOUNT
                                                      -----------------------
                                                            DECEMBER 31,
                                                      -----------------------
                                                              1999(1)
                                                      -----------------------
CLASS D UNITS:
Accumulation unit value, beginning of year ..........        $   10.00
 Income from operations:
  Net investment income (loss) ......................             0.53
  Net realized and unrealized gain (loss) on
   investment .......................................             0.59
                                                             ---------
   Net income (loss) from operations ................             1.12
                                                             ---------
Accumulation unit value, end of year ................        $   11.12
                                                             =========
Total return ........................................            11.24 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........        $      28
 Ratio of net investment income (loss) to average
  net assets ........................................            57.96 %

                                                            WRL            WRL                WRL
                                                            GE        THIRD AVENUE        J.P. MORGAN
                                                        U.S. EQUITY       VALUE      REAL ESTATE SECURITIES
                                                        SUBACCOUNT     SUBACCOUNT          SUBACCOUNT
                                                      -------------- -------------- -----------------------
                                                       DECEMBER 31,   DECEMBER 31,        DECEMBER 31,
                                                      -------------- -------------- -----------------------
                                                          1999(1)        1999(1)            1999(1)
                                                      -------------- -------------- -----------------------
CLASS D UNITS:
Accumulation unit value, beginning of year ..........   $   10.00      $   10.00           $   10.00
 Income from operations:
  Net investment income (loss) ......................        0.62           0.11                0.00
  Net realized and unrealized gain (loss) on
   investment .......................................     (  0.20)          0.55                0.40
                                                        ---------      ---------           ---------
   Net income (loss) from operations ................        0.42           0.66                0.40
                                                        ---------      ---------           ---------
Accumulation unit value, end of year ................   $   10.42      $   10.66           $   10.40
                                                        =========      =========           =========
Total return ........................................        4.24 %         6.60 %              3.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ...........   $      26      $      27           $      26
 Ratio of net investment income (loss) to average
  net assets ........................................       69.78 %        12.46 %              0.00 %

See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                             WRL               WRL                WRL                WRL
                                                        GOLDMAN SACHS     GOLDMAN SACHS      T. ROWE PRICE      T. ROWE PRICE
                                                            GROWTH          SMALL CAP       DIVIDEND GROWTH       SMALL CAP
                                                          SUBACCOUNT        SUBACCOUNT         SUBACCOUNT        SUBACCOUNT
                                                       ---------------   ---------------   -----------------   --------------
                                                         DECEMBER 31,      DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                                                       ---------------   ---------------   -----------------   --------------
                                                           1999(1)           1999(1)            1999(1)            1999(1)
                                                       ---------------   ---------------   -----------------   --------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00           $  10.00           $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.00              0.49               0.00               0.35
  Net realized and unrealized gain (loss) on
   investment ......................................          0.73              0.40            (  0.13)              1.05
                                                          --------          --------           --------           --------
   Net income (loss) from operations ...............          0.73              0.89            (  0.13)              1.40
                                                          --------          --------           --------           --------
Accumulation unit value, end of year ...............      $  10.73          $  10.89           $   9.87           $  11.40
                                                          ========          ========           ========           ========
Total return .......................................          7.31 %            8.91 %          (  1.28)%            13.98 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     27          $     27           $     25           $     28
 Ratio of net investment income (loss) to average
  net assets .......................................          0.00 %           54.08 %             0.00 %            38.09 %

                                                             WRL               WRL              WRL
                                                           SALOMON       PILGRIM BAXTER       DREYFUS
                                                           ALL CAP       MID CAP GROWTH       MID CAP
                                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                                       --------------   ----------------   -------------
                                                        DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
                                                       --------------   ----------------   -------------
                                                           1999(1)           1999(1)          1999(1)
                                                       --------------   ----------------   -------------
CLASS D UNITS:
Accumulation unit value, beginning of year .........      $  10.00          $  10.00         $  10.00
 Income from operations:
  Net investment income (loss) .....................          0.34              0.03             0.00
  Net realized and unrealized gain (loss) on
   investment ......................................          0.12              2.06             0.51
                                                          --------          --------         --------
   Net income (loss) from operations ...............          0.46              2.09             0.51
                                                          --------          --------         --------
Accumulation unit value, end of year ...............      $  10.46          $  12.09         $  10.51
                                                          ========          ========         ========
Total return .......................................          4.59 %           20.92 %           5.10 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $     26          $     30         $     26
 Ratio of net investment income (loss) to average
  net assets .......................................         38.27 %            3.47 %           0.00 %


See Notes to the Financial Statements, which is an integral part of this report.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 1999

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Annuity Account (the "Annuity Account"), was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL" or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Annuity Account encompasses various contract types:

Class A:   WRL Freedom Variable Annuity
           WRL Freedom Attainer
Class B:   WRL Freedom Bellwether
           WRL Freedom Conqueror
           WRL Freedom Creator
           WRL Freedom Premier
Class C:   WRL Freedom Premier
           WRL Freedom Access
Class D:   WRL Freedom Access

Each contract type contains twenty-three investment options referred to as subaccounts. Each subaccount invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each sub-adviser is compensated directly by WRL Management.

Effective May 1, 1999 the names on the following subaccounts were changed:

SUBACCOUNT                                FORMERLY
--------------------------   ----------------------------------
WRL J.P. Morgan Money        Money Market Subaccount
  Market
WRL AEGON Bond               Bond Subaccount
WRL Janus Growth             Growth Subaccount
WRL Janus Global             Global Subaccount
WRL LKCM Strategic           Strategic Total Return Subaccount
  Total Return
WRL VKAM Emerging            Emerging Growth Subaccount
  Growth
WRL Alger Aggressive         Aggressive Growth Subaccount
  Growth
WRL AEGON Balanced           Balanced Subaccount
WRL Federated Growth &       Growth & Income Subaccount
  Income
WRL Dean Asset               Tactical Asset Allocation
  Allocation                 Subaccount
WRL C.A.S.E. Growth          C.A.S.E. Growth Subaccount
WRL NWQ Value Equity         Value Equity Subaccount
WRL GE/Scottish              International Equity Subaccount
  Equitable International
  Equity
WRL GE U.S. Equity           U.S. Equity Subaccount
WRL Third Avenue Value       Third Avenue Value Subaccount
WRL J.P. Morgan Real         Real Estate Securities Subaccount
  Estate Securities

On January 20, 1999, the Annuity Account received approval from the Securities and Exchange Commission pursuant to an exemptive order (Rel. No. IC - 23657) for the substitution of securities issued by WRL Series Fund, Inc., and held by the Annuity Account to support individual flexible premium

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 1 -- (CONTINUED)
deferred variable annuity contracts, investments were transferred from the Global Sector Subaccount to the WRL Janus Global Subaccount.

The Financial Statements reflect a full twelve month period for each year reported on, except as follows: CLASS A AND CLASS B

SUBACCOUNT                                  INCEPTION DATE
----------------------------------------   ---------------
WRL Dean Asset Allocation                      01/03/1995
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE/Scottish Equitable International
  Equity                                       01/02/1997
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       05/03/1999
WRL T. Rowe Price Dividend Growth              05/03/1999
WRL T. Rowe Price Small Cap                    05/03/1999
WRL Salomon All Cap                            05/03/1999
WRL Pilgrim Baxter Mid Cap Growth              05/03/1999
WRL Dreyfus Mid Cap                            05/03/1999

On May 3, 1999, the inception date of the following subaccounts, WRL made initial contributions totaling $ 3,500,000 to the Annuity Account. The respective amounts of the contributions and units received are as follows:

CLASS A AND CLASS B


SUBACCOUNT                             CONTRIBUTION      UNITS
-----------------------------------   --------------   ---------
WRL Goldman Sachs Growth              $ 250,000        25,000
WRL Goldman Sachs Small Cap             250,000        25,000
WRL T. Rowe Price Dividend Growth       250,000        25,000
WRL T. Rowe Price Small Cap             250,000        25,000
WRL Salomon All Cap                     250,000        25,000
WRL Pilgrim Baxter Mid Cap Growth       250,000        25,000
WRL Dreyfus Mid Cap                     250,000        25,000

On November 30, 1999, the inception date of Class C and Class D subaccounts, WRL made initial contributions of $ 25,000 for 2,500 units for each subaccount totaling $ 1,150,000 to the Annuity Account.

The Annuity Account holds assets to support the benefits under certain flexible payment variable accumulation deferred annuity contracts (the "Contracts") issued by WRL. The Annuity Account equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Annuity Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Fund's shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Fund. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. FEDERAL INCOME TAXES

The operations of the Annuity Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the current Internal Revenue Code, the investment income of the Annuity Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

A. CONTRACT CHARGES

No deduction for sales expenses is made from the purchase payments. A contingent deferred sales charge may, however, be assessed against contract values when withdrawn or surrendered. On each anniversary through maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 2 -- (CONTINUED)
B. SUBACCOUNT CHARGES

A daily charge as a percentage of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year. The following reflects the annual rate for daily charges as assessed by each Annuity Account class:

Class A   1.25%
Class B   1.40%
Class C   1.65%
Class D   1.80%

NOTE 3 -- DIVIDEND DISTRIBUTIONS


Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit price used to calculate the equity value within the Annuity Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit price or equity values within the Annuity Account.


NOTE 4 --SECURITIES TRANSACTIONS


Securities transactions for the year ended December 31, 1999, are as follows (in thousands):


                                      PURCHASES       PROCEEDS
                                         OF          FROM SALES
SUBACCOUNT                           SECURITIES     OF SECURITIES
---------------------------------   ------------   --------------
WRL J.P. Morgan Money Market        $ 864,574      $ 640,263
WRL AEGON Bond                         41,367         48,922
WRL Janus Growth                      777,038        252,442
WRL Janus Global                      290,487        178,616
WRL LKCM Strategic Total Return        83,858         73,967
WRL VKAM Emerging Growth              426,493        193,184
WRL Alger Aggressive Growth           228,337         83,885
WRL AEGON Balanced                     22,833         13,544
WRL Federated Growth & Income          16,326         21,412
WRL Dean Asset Allocation              19,892         91,702
WRL C.A.S.E. Growth                    51,139         47,220
WRL NWQ Value Equity                   49,991         75,921
WRL GE/Scottish Equitable
   International Equity               195,762        200,996
WRL GE U.S. Equity                     93,027         46,602
WRL Third Avenue Value                  6,186          7,602
WRL J.P. Morgan Real Estate
   Securities                           5,862          5,414
WRL Goldman Sachs Growth                7,723          1,532
WRL Goldman Sachs Small Cap             6,670          4,609
WRL T. Rowe Price Dividend
   Growth                              10,188          1,614
WRL T. Rowe Price Small Cap            15,157          8,292
WRL Salomon All Cap                    11,652          5,845
WRL Pilgrim Baxter Mid Cap
   Growth                              29,715          8,086
WRL Dreyfus Mid Cap                     3,974          1,091


NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout the year. Total return is not annualized for periods less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods less than one year.

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- EQUITY TRANSACTIONS
       (All amounts in thousands)


                                                                                      WRL
                                                                                  J.P. MORGAN
                                                                                 MONEY MARKET
                                                                                  SUBACCOUNT
                                                                         -----------------------------
                                                                                 DECEMBER 31,
                                                                         -----------------------------
                                                                             1999(1)          1998
                                                                         --------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................         3,396         2,861
  Units issued .........................................................        15,925        12,716
  Units redeemed .......................................................       (12,803)      (12,181)
                                                                               -------       -------
  Units outstanding - end of year ......................................         6,518         3,396
                                                                               =======       =======
 Class B:
  Units outstanding - beginning of year ................................         7,839         5,383
  Units issued .........................................................       109,714        42,233
  Units redeemed .......................................................       (95,829)      (39,777)
                                                                               -------       -------
  Units outstanding - end of year ......................................        21,724         7,839
                                                                               =======       =======
 Class C:
  Units outstanding - beginning of year ................................             0
  Units issued .........................................................             3
  Units redeemed .......................................................             0
                                                                               -------
  Units outstanding - end of year ......................................             3
                                                                               =======
 Class D:
  Units outstanding - beginning of year ................................             0
  Units issued .........................................................             3
  Units redeemed .......................................................             0
                                                                               -------
  Units oustanding - end of year .......................................             3
                                                                               =======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................  $    232,910    $  179,547
  Cost of units redeemed ...............................................      (187,224)     (172,316)
                                                                          ------------    ----------
  Increase (decrease) in net assets from capital unit transactions .....  $     45,686    $    7,231
                                                                          ============    ==========
 Class B:
  Proceeds from units issued ...........................................  $  1,338,148    $  498,610
  Cost of units redeemed ...............................................    (1,168,282)     (469,987)
                                                                          ------------    ----------
  Increase (decrease) in net assets from capital unit transactions .....  $    169,866    $   28,623
                                                                          ============    ==========
 Class C:
  Proceeds from units issued ...........................................  $         25
  Cost of units redeemed ...............................................             0
                                                                          ------------
  Increase (decrease) in net assets from capital unit transactions .....  $         25
                                                                          ============
 Class D:
  Proceeds from units issued ...........................................  $         25
  Cost of units redeemed ...............................................             0
                                                                          ------------
  Increase (decrease) in net assets from capital unit transactions .....  $         25
                                                                          ============

                                                                                     WRL                         WRL
                                                                                    AEGON                       JANUS
                                                                                    BOND                       GROWTH
                                                                                 SUBACCOUNT                  SUBACCOUNT
                                                                         --------------------------- ---------------------------
                                                                                DECEMBER 31,                DECEMBER 31,
                                                                         --------------------------- ---------------------------
                                                                             1999(1)        1998        1999(1)         1998
                                                                         -------------- ------------ ------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        2,415        2,360        13,063        14,842
  Units issued .........................................................          739        1,411         2,081         2,325
  Units redeemed .......................................................       (1,311)      (1,356)       (3,313)       (4,104)
                                                                               ------       ------        ------        ------
  Units outstanding - end of year ......................................        1,843        2,415        11,831        13,063
                                                                               ======       ======        ======        ======
 Class B:
  Units outstanding - beginning of year ................................        6,351        4,801        27,435        23,273
  Units issued .........................................................        4,449        5,846        18,424        14,632
  Units redeemed .......................................................       (4,519)      (4,296)      (13,584)      (10,470)
                                                                               ------       ------       -------       -------
  Units outstanding - end of year ......................................        6,281        6,351        32,275        27,435
                                                                               ======       ======       =======       =======
 Class C:
  Units outstanding - beginning of year ................................            0                          0
  Units issued .........................................................            3                          3
  Units redeemed .......................................................            0                          0
                                                                               ------                    -------
  Units outstanding - end of year ......................................            3                          3
                                                                               ======                    =======
 Class D:
  Units outstanding - beginning of year ................................            0                          0
  Units issued .........................................................            3                          3
  Units redeemed .......................................................            0                          0
                                                                               ------                    -------
  Units oustanding - end of year .......................................            3                          3
                                                                               ======                    =======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   15,202    $  29,044    $  152,871    $  115,049
  Cost of units redeemed ...............................................      (26,921)     (27,598)     (244,654)     (196,117)
                                                                           ----------    ---------    ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (11,719)   $   1,446    $  (91,783)   $  (81,068)
                                                                           ==========    =========    ==========    ==========
 Class B:
  Proceeds from units issued ...........................................   $   62,733    $  82,089    $  658,516    $  349,932
  Cost of units redeemed ...............................................      (63,678)     (60,281)     (486,621)     (245,125)
                                                                           ----------    ---------    ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $     (945)   $  21,808    $  171,895    $  104,807
                                                                           ==========    =========    ==========    ==========
 Class C:
  Proceeds from units issued ...........................................   $       25                 $       25
  Cost of units redeemed ...............................................            0                          0
                                                                           ----------                 ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                 $       25
                                                                           ==========                 ==========
 Class D:
  Proceeds from units issued ...........................................   $       25                 $       25
  Cost of units redeemed ...............................................            0                          0
                                                                           ----------                 ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                 $       25
                                                                           ==========                 ==========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)

                                                      (All amounts in thousands)

                                                                                      WRL
                                                                                     JANUS
                                                                                    GLOBAL
                                                                                  SUBACCOUNT
                                                                         -----------------------------
                                                                                 DECEMBER 31,
                                                                         -----------------------------
                                                                             1999(1)         1998
                                                                         -------------- --------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        9,640         10,843
  Units issued .........................................................        1,729          2,177
  Units redeemed .......................................................       (2,602)        (3,380)
                                                                               ------         ------
  Units outstanding - end of year ......................................        8,767          9,640
                                                                               ======         ======
 Class B:
  Units outstanding - beginning of year ................................       17,105         15,530
  Units issued .........................................................       11,751          8,478
  Units redeemed .......................................................       (9,981)        (6,903)
                                                                               ------         ------
  Units outstanding - end of year ......................................       18,875         17,105
                                                                               ======         ======
 Class C:
  Units outstanding - beginning of year ................................            0
  Units issued .........................................................            3
  Units redeemed .......................................................            0
                                                                               ------
  Units outstanding - end of year ......................................            3
                                                                               ======
 Class D:
  Units outstanding - beginning of year ................................            0
  Units issued .........................................................            3
  Units redeemed .......................................................            0
                                                                               ------
  Units oustanding - end of year .......................................            3
                                                                               ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   61,533     $   60,997
  Cost of units redeemed ...............................................      (92,690)       (93,858)
                                                                           ----------     ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (31,157)    $  (32,861)
                                                                           ==========     ==========
 Class B:
  Proceeds from units issued ...........................................   $  418,291     $  236,884
  Cost of units redeemed ...............................................     (356,658)      (190,550)
                                                                           ----------     ----------
  Increase (decrease) in net assets from capital unit transactions .....   $   61,633     $   46,334
                                                                           ==========     ==========
 Class C:
  Proceeds from units issued ...........................................   $       25
  Cost of units redeemed ...............................................            0
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25
                                                                           ==========
 Class D:
  Proceeds from units issued ...........................................   $       25
  Cost of units redeemed ...............................................            0
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25
                                                                           ==========

                           (All amounts in thousands)
                                                                                      WRL                   WRL
                                                                                     LKCM                  VKAM
                                                                                   STRATEGIC             EMERGING
                                                                                 TOTAL RETURN             GROWTH
                                                                                  SUBACCOUNT            SUBACCOUNT
                                                                         ----------------------------- -------------
                                                                                 DECEMBER 31,          DECEMBER 31,
                                                                         ----------------------------- -------------
                                                                             1999(1)         1998         1999(1)
                                                                         -------------- -------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        7,983          8,831         6,443
  Units issued .........................................................        1,196          1,416         2,008
  Units redeemed .......................................................       (2,139)        (2,264)       (2,297)
                                                                               ------         ------        ------
  Units outstanding - end of year ......................................        7,040          7,983         6,154
                                                                               ======         ======        ======
 Class B:
  Units outstanding - beginning of year ................................       16,462         15,125        12,279
  Units issued .........................................................        6,053          5,389        10,810
  Units redeemed .......................................................       (6,378)        (4,052)       (8,910)
                                                                               ------         ------        ------
  Units outstanding - end of year ......................................       16,137         16,462        14,179
                                                                               ======         ======        ======
 Class C:
  Units outstanding - beginning of year ................................            0                            0
  Units issued .........................................................            3                            3
  Units redeemed .......................................................            0                            0
                                                                               ------                       ------
  Units outstanding - end of year ......................................            3                            3
                                                                               ======                       ======
 Class D:
  Units outstanding - beginning of year ................................            0                            0
  Units issued .........................................................            3                            3
  Units redeemed .......................................................            0                            0
                                                                               ------                       ------
  Units oustanding - end of year .......................................            3                            3
                                                                               ======                       ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   24,844     $   27,037    $   79,034
  Cost of units redeemed ...............................................      (44,414)       (43,014)      (88,629)
                                                                           ----------     ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (19,570)    $  (15,977)   $   (9,595)
                                                                           ==========     ==========    ==========
 Class B:
  Proceeds from units issued ...........................................   $  124,950     $  101,973    $  422,476
  Cost of units redeemed ...............................................     (131,518)       (76,391)     (349,138)
                                                                           ----------     ----------    ----------
  Increase (decrease) in net assets from capital unit transactions .....   $   (6,568)    $   25,582    $   73,338
                                                                           ==========     ==========    ==========
 Class C:
  Proceeds from units issued ...........................................   $       25                   $       25
  Cost of units redeemed ...............................................            0                            0
                                                                           ----------                   ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                   $       25
                                                                           ==========                   ==========
 Class D:
  Proceeds from units issued ...........................................   $       25                   $       25
  Cost of units redeemed ...............................................            0                            0
                                                                           ----------                   ----------
  Increase (decrease) in net assets from capital unit transactions .....   $       25                   $       25
                                                                           ==========                   ==========

                           (All amounts in thousands)
                                                                              WRL
                                                                              VKAM
                                                                         EMERGING GROWTH
                                                                           SUBACCOUNT
                                                                         --------------
                                                                          DECEMBER 31,
                                                                         --------------
                                                                              1998
                                                                         --------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ................................        7,180
  Units issued .........................................................        1,612
  Units redeemed .......................................................       (2,349)
                                                                               ------
  Units outstanding - end of year ......................................        6,443
                                                                               ======
 Class B:
  Units outstanding - beginning of year ................................       11,279
  Units issued .........................................................        6,337
  Units redeemed .......................................................       (5,337)
                                                                               ------
  Units outstanding - end of year ......................................       12,279
                                                                               ======
 Class C:
  Units outstanding - beginning of year ................................
  Units issued .........................................................
  Units redeemed .......................................................
  Units outstanding - end of year ......................................
 Class D:
  Units outstanding - beginning of year ................................
  Units issued .........................................................
  Units redeemed .......................................................
  Units oustanding - end of year .......................................
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ...........................................   $   41,762
  Cost of units redeemed ...............................................      (59,102)
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $  (17,340)
                                                                           ==========
 Class B:
  Proceeds from units issued ...........................................   $  162,954
  Cost of units redeemed ...............................................     (135,066)
                                                                           ----------
  Increase (decrease) in net assets from capital unit transactions .....   $   27,888
                                                                           ==========
 Class C:
  Proceeds from units issued ...........................................
  Cost of units redeemed ...............................................
  Increase (decrease) in net assets from capital unit transactions .....
 Class D:
  Proceeds from units issued ...........................................
  Cost of units redeemed ...............................................
  Increase (decrease) in net assets from capital unit transactions .....

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)
                           (All amounts in thousands)

                                                                                WRL
                                                                               ALGER
                                                                         AGGRESSIVE GROWTH
                                                                            SUBACCOUNT
                                                                    ---------------------------
                                                                           DECEMBER 31,
                                                                    ---------------------------
                                                                       1999(1)         1998
                                                                    ------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................       4,069         4,173
  Units issued ....................................................       1,440         1,588
  Units redeemed ..................................................      (1,611)       (1,692)
                                                                         ------        ------
  Units outstanding - end of year .................................       3,898         4,069
                                                                         ======        ======
 Class B:
  Units outstanding - beginning of year ...........................      10,807         9,141
  Units issued ....................................................       8,405         6,364
  Units redeemed ..................................................      (5,960)       (4,698)
                                                                         ------        ------
  Units outstanding - end of year .................................      13,252        10,807
                                                                         ======        ======
 Class C:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                         ------
  Units outstanding - end of year .................................           3
                                                                         ======
 Class D:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                         ------
  Units oustanding - end of year ..................................           3
                                                                         ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................  $   44,279     $  33,380
  Cost of units redeemed ..........................................     (48,859)      (34,274)
                                                                     ----------     ---------
  Increase (decrease) in net assets from capital unit transactions   $   (4,580)    $    (894)
                                                                     ==========     =========
 Class B:
  Proceeds from units issued ......................................  $  257,678     $ 134,461
  Cost of units redeemed ..........................................    (182,530)      (97,234)
                                                                     ----------     ---------
  Increase (decrease) in net assets from capital unit transactions   $   75,148     $  37,227
                                                                     ==========     =========
 Class C:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========
 Class D:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========

                                                                               WRL                       WRL
                                                                              AEGON                   FEDERATED
                                                                            BALANCED               GROWTH & INCOME
                                                                           SUBACCOUNT                SUBACCOUNT
                                                                    ------------------------- -------------------------
                                                                          DECEMBER 31,              DECEMBER 31,
                                                                    ------------------------- -------------------------
                                                                       1999(1)       1998        1999(1)        1998
                                                                    ------------ ------------ ------------- -----------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................      1,336        1,239         1,021          885
  Units issued ....................................................        688          652           225          654
  Units redeemed ..................................................       (571)        (555)         (504)        (518)
                                                                         -----        -----         -----         ----
  Units outstanding - end of year .................................      1,453        1,336           742        1,021
                                                                         =====        =====         =====        =====
 Class B:
  Units outstanding - beginning of year ...........................      4,024        3,157         3,248        2,316
  Units issued ....................................................      2,279        2,021         1,704        2,664
  Units redeemed ..................................................     (1,836)      (1,154)       (1,928)      (1,732)
                                                                        ------       ------        ------       ------
  Units outstanding - end of year .................................      4,467        4,024         3,024        3,248
                                                                        ======       ======        ======       ======
 Class C:
  Units outstanding - beginning of year ...........................          0                          0
  Units issued ....................................................          3                          3
  Units redeemed ..................................................          0                          0
                                                                        ------                     ------
  Units outstanding - end of year .................................          3                          3
                                                                        ======                     ======
 Class D:
  Units outstanding - beginning of year ...........................          0                          0
  Units issued ....................................................          3                          3
  Units redeemed ..................................................          0                          0
                                                                        ------                     ------
  Units oustanding - end of year ..................................          3                          3
                                                                        ======                     ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................  $  10,368    $   9,298     $   3,553    $  10,307
  Cost of units redeemed ..........................................     (8,530)      (7,930)       (7,926)      (8,136)
                                                                     ---------    ---------     ---------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   1,838    $   1,368     $  (4,373)   $   2,171
                                                                     =========    =========     =========    =========
 Class B:
  Proceeds from units issued ......................................  $  33,951    $  28,613     $  26,708    $  41,704
  Cost of units redeemed ..........................................    (27,230)     (16,289)      (30,115)     (27,088)
                                                                     ---------    ---------     ---------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   6,721    $  12,324     $  (3,407)   $  14,616
                                                                     =========    =========     =========    =========
 Class C:
  Proceeds from units issued ......................................  $      25                  $      25
  Cost of units redeemed ..........................................          0                          0
                                                                     ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions   $      25                  $      25
                                                                     =========                  =========
 Class D:
  Proceeds from units issued ......................................  $      25                  $      25
  Cost of units redeemed ..........................................          0                          0
                                                                     ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions   $      25                  $      25
                                                                     =========                  =========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)
                           (All amounts in thousands)

                                                                                WRL                        WRL
                                                                            DEAN ASSET                   C.A.S.E.
                                                                            ALLOCATION                    GROWTH
                                                                            SUBACCOUNT                  SUBACCOUNT
                                                                    --------------------------- --------------------------
                                                                           DECEMBER 31,                DECEMBER 31,
                                                                    --------------------------- --------------------------
                                                                        1999(1)        1998        1999(1)        1998
                                                                    -------------- ------------ ------------ -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................        5,174        5,049          887         1,121
  Units issued ....................................................          850        1,544          789           538
  Units redeemed ..................................................       (2,179)      (1,419)        (992)         (772)
                                                                          ------       ------         ----         -----
  Units outstanding - end of year .................................        3,845        5,174          684           887
                                                                          ======       ======         ====         =====
 Class B:
  Units outstanding - beginning of year ...........................       14,496       12,633        3,043         2,618
  Units issued ....................................................        3,195        5,679        3,570         1,879
  Units redeemed ..................................................       (6,752)      (3,816)      (3,476)       (1,454)
                                                                          ------       ------       ------        ------
  Units outstanding - end of year .................................       10,939       14,496        3,137         3,043
                                                                          ======       ======       ======        ======
 Class C:
  Units outstanding - beginning of year ...........................            0                         0
  Units issued ....................................................            3                         3
  Units redeemed ..................................................            0                         0
                                                                          ------                    ------
  Units outstanding - end of year .................................            3                         3
                                                                          ======                    ======
 Class D:
  Units outstanding - beginning of year ...........................            0                         0
  Units issued ....................................................            3                         3
  Units redeemed ..................................................            0                         0
                                                                          ------                    ------
  Units oustanding - end of year ..................................            3                         3
                                                                          ======                    ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................   $   13,824    $  24,856    $  15,227     $   8,282
  Cost of units redeemed ..........................................      (35,141)     (22,698)     (18,868)      (12,019)
                                                                      ----------    ---------    ---------     ---------
  Increase (decrease) in net assets from capital unit transactions    $  (21,317)   $   2,158    $  (3,641)    $  (3,737)
                                                                      ==========    =========    =========     =========
 Class B:
  Proceeds from units issued ......................................   $   51,728    $  90,625    $  52,397     $  22,803
  Cost of units redeemed ..........................................     (107,838)     (60,672)     (50,557)      (17,320)
                                                                      ----------    ---------    ---------     ---------
  Increase (decrease) in net assets from capital unit transactions    $  (56,110)   $  29,953    $   1,840     $   5,483
                                                                      ==========    =========    =========     =========
 Class C:
  Proceeds from units issued ......................................   $       25                 $      25
  Cost of units redeemed ..........................................            0                         0
                                                                      ----------                 ---------
  Increase (decrease) in net assets from capital unit transactions    $       25                 $      25
                                                                      ==========                 =========
 Class D:
  Proceeds from units issued ......................................   $       25                 $      25
  Cost of units redeemed ..........................................            0                         0
                                                                      ----------                 ---------
  Increase (decrease) in net assets from capital unit transactions    $       25                 $      25
                                                                      ==========                 =========

                                                                                WRL
                                                                                NWQ
                                                                            VALUE EQUITY
                                                                             SUBACCOUNT
                                                                    ----------------------------
                                                                            DECEMBER 31,
                                                                    ----------------------------
                                                                        1999(1)         1998
                                                                    -------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................        2,964         3,562
  Units issued ....................................................        1,392         2,145
  Units redeemed ..................................................       (1,985)       (2,743)
                                                                          ------        ------
  Units outstanding - end of year .................................        2,371         2,964
                                                                          ======        ======
 Class B:
  Units outstanding - beginning of year ...........................        7,103         7,035
  Units issued ....................................................        5,308         5,002
  Units redeemed ..................................................       (6,832)       (4,934)
                                                                          ------        ------
  Units outstanding - end of year .................................        5,579         7,103
                                                                          ======        ======
 Class C:
  Units outstanding - beginning of year ...........................            0
  Units issued ....................................................            3
  Units redeemed ..................................................            0
                                                                          ------
  Units outstanding - end of year .................................            3
                                                                          ======
 Class D:
  Units outstanding - beginning of year ...........................            0
  Units issued ....................................................            3
  Units redeemed ..................................................            0
                                                                          ------
  Units oustanding - end of year ..................................            3
                                                                          ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................   $   19,668     $  29,077
  Cost of units redeemed ..........................................      (27,513)      (36,336)
                                                                      ----------     ---------
  Increase (decrease) in net assets from capital unit transactions    $   (7,845)    $  (7,259)
                                                                      ==========     =========
 Class B:
  Proceeds from units issued ......................................   $   75,522     $  69,109
  Cost of units redeemed ..........................................      (94,761)      (65,328)
                                                                      ----------     ---------
  Increase (decrease) in net assets from capital unit transactions    $  (19,239)    $   3,781
                                                                      ==========     =========
 Class C:
  Proceeds from units issued ......................................   $       25
  Cost of units redeemed ..........................................            0
                                                                      ----------
  Increase (decrease) in net assets from capital unit transactions    $       25
                                                                      ==========
 Class D:
  Proceeds from units issued ......................................   $       25
  Cost of units redeemed ..........................................            0
                                                                      ----------
  Increase (decrease) in net assets from capital unit transactions    $       25
                                                                      ==========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)
                           (All amounts in thousands)

                                                                               WRL
                                                                      GE/SCOTTISH EQUITABLE
                                                                       INTERNATIONAL EQUITY
                                                                            SUBACCOUNT
                                                                    --------------------------
                                                                           DECEMBER 31,
                                                                    --------------------------
                                                                       1999(1)        1998
                                                                    ------------- ------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................         573          601
  Units issued ....................................................         281          665
  Units redeemed ..................................................        (451)        (693)
                                                                           ----         ----
  Units outstanding - end of year .................................         403          573
                                                                           ====         ====
 Class B:
  Units outstanding - beginning of year ...........................       1,642        1,051
  Units issued ....................................................      17,277        1,776
  Units redeemed ..................................................     (17,511)      (1,185)
                                                                        -------       ------
  Units outstanding - end of year .................................       1,408        1,642
                                                                        =======       ======
 Class C:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                        -------
  Units outstanding - end of year .................................           3
                                                                        =======
 Class D:
  Units outstanding - beginning of year ...........................           0
  Units issued ....................................................           3
  Units redeemed ..................................................           0
                                                                        -------
  Units oustanding - end of year ..................................           3
                                                                        =======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................  $    3,420    $   7,942
  Cost of units redeemed ..........................................      (5,503)      (8,214)
                                                                     ----------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   (2,083)   $    (272)
                                                                     ==========    =========
 Class B:
  Proceeds from units issued ......................................  $  205,933    $  20,738
  Cost of units redeemed ..........................................    (210,008)     (13,578)
                                                                     ----------    ---------
  Increase (decrease) in net assets from capital unit transactions   $   (4,075)   $   7,160
                                                                     ==========    =========
 Class C:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========
 Class D:
  Proceeds from units issued ......................................  $       25
  Cost of units redeemed ..........................................           0
                                                                     ----------
  Increase (decrease) in net assets from capital unit transactions   $       25
                                                                     ==========



                                                                               WRL                        WRL
                                                                                GE                   THIRD AVENUE
                                                                           U.S. EQUITY                   VALUE
                                                                            SUBACCOUNT                SUBACCOUNT
                                                                    -------------------------- -------------------------
                                                                           DECEMBER 31,              DECEMBER 31,
                                                                    -------------------------- -------------------------
                                                                       1999(1)        1998        1999(1)      1998(1)
                                                                    ------------- ------------ ------------- -----------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................       1,538          987           644           0
  Units issued ....................................................       1,742        1,779           344         992
  Units redeemed ..................................................      (1,457)      (1,228)         (483)       (348)
                                                                         ------       ------          ----        ----
  Units outstanding - end of year .................................       1,823        1,538           505         644
                                                                         ======       ======          ====        ====
 Class B:
  Units outstanding - beginning of year ...........................       4,840        2,141         1,025           0
  Units issued ....................................................       6,339        5,244           746       1,702
  Units redeemed ..................................................      (4,398)      (2,545)         (803)       (677)
                                                                         ------       ------         -----       -----
  Units outstanding - end of year .................................       6,781        4,840           968       1,025
                                                                         ======       ======         =====       =====
 Class C:
  Units outstanding - beginning of year ...........................           0                          0
  Units issued ....................................................           3                          3
  Units redeemed ..................................................           0                          0
                                                                         ------                      -----
  Units outstanding - end of year .................................           3                          3
                                                                         ======                      =====
 Class D:
  Units outstanding - beginning of year ...........................           0                          0
  Units issued ....................................................           3                          3
  Units redeemed ..................................................           0                          0
                                                                         ------                      -----
  Units oustanding - end of year ..................................           3                          3
                                                                         ======                      =====
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................   $  28,757    $  24,458     $   3,180    $  9,565
  Cost of units redeemed ..........................................     (23,900)     (17,106)       (4,457)     (3,245)
                                                                      ---------    ---------     ---------    --------
  Increase (decrease) in net assets from capital unit transactions    $   4,857    $   7,352     $  (1,277)   $  6,320
                                                                      =========    =========     =========    ========
 Class B:
  Proceeds from units issued ......................................   $ 103,550    $  71,783     $   6,830    $ 16,395
  Cost of units redeemed ..........................................     (71,471)     (34,882)       (7,373)     (6,266)
                                                                      ---------    ---------     ---------    --------
  Increase (decrease) in net assets from capital unit transactions    $  32,079    $  36,901     $    (543)   $ 10,129
                                                                      =========    =========     =========    ========
 Class C:
  Proceeds from units issued ......................................   $      25                  $      25
  Cost of units redeemed ..........................................           0                          0
                                                                      ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions    $      25                  $      25
                                                                      =========                  =========
 Class D:
  Proceeds from units issued ......................................   $      25                  $      25
  Cost of units redeemed ..........................................           0                          0
                                                                      ---------                  ---------
  Increase (decrease) in net assets from capital unit transactions    $      25                  $      25
                                                                      =========                  =========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)
       (All amounts in thousands)

                                                                                     WRL
                                                                                 J.P. MORGAN
                                                                           REAL ESTATE SECURITIES
                                                                                 SUBACCOUNT
                                                                           -----------------------
                                                                                DECEMBER 31,
                                                                           -----------------------
                                                                             1999(1)     1998(1)
                                                                           ----------- -----------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ..................................        68           0
  Units issued ...........................................................        29          84
  Units redeemed .........................................................       (46)        (16)
                                                                                 ---         ---
  Units outstanding - end of year ........................................        51          68
                                                                                 ===         ===
 Class B:
  Units outstanding - beginning of year ..................................       157           0
  Units issued ...........................................................       711         302
  Units redeemed .........................................................      (665)       (145)
                                                                                ----        ----
  Units outstanding - end of year ........................................       203         157
                                                                                ====        ====
 Class C:
  Units outstanding - beginning of year ..................................         0
  Units issued ...........................................................         3
  Units redeemed .........................................................         0
                                                                                ----
  Units outstanding - end of year ........................................         3
                                                                                ====
 Class D:
  Units outstanding - beginning of year ..................................         0
  Units issued ...........................................................         3
  Units redeemed .........................................................         0
                                                                                ----
  Units oustanding - end of year .........................................         3
                                                                                ====
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued .............................................  $    250    $    784
  Cost of units redeemed .................................................      (381)       (151)
                                                                            --------    --------
  Increase (decrease) in net assets from capital unit transactions .......  $   (131)   $    633
                                                                            ========    ========
 Class B:
  Proceeds from units issued .............................................  $  6,089    $  2,659
  Cost of units redeemed .................................................    (5,638)     (1,222)
                                                                            --------    --------
  Increase (decrease) in net assets from capital unit transactions .......  $    451    $  1,437
                                                                            ========    ========
 Class C:
  Proceeds from units issued .............................................  $     25
  Cost of units redeemed .................................................         0
                                                                            --------
  Increase (decrease) in net assets from capital unit transactions .......  $     25
                                                                            ========
 Class D:
  Proceeds from units issued .............................................  $     25
  Cost of units redeemed .................................................         0
                                                                            --------
  Increase (decrease) in net assets from capital unit transactions .......  $     25
                                                                            ========



                                                                                 WRL             WRL              WRL
                                                                            GOLDMAN SACHS   GOLDMAN SACHS    T. ROWE PRICE
                                                                                GROWTH        SMALL CAP     DIVIDEND GROWTH
                                                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                           --------------- --------------- ----------------
                                                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                           --------------- --------------- ----------------
                                                                               1999(1)         1999(1)          1999(1)
                                                                           --------------- --------------- ----------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................         162             244              224
  Units redeemed .........................................................         (48)           (207)             (26)
                                                                                   ---            ----              ---
  Units outstanding - end of year ........................................         114              37              198
                                                                                   ===            ====              ===
 Class B:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................         679             437              925
  Units redeemed .........................................................        (175)           (271)            (233)
                                                                                  ----            ----             ----
  Units outstanding - end of year ........................................         504             166              692
                                                                                  ====            ====             ====
 Class C:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................           3               3                3
  Units redeemed .........................................................           0               0                0
                                                                                  ----            ----             ----
  Units outstanding - end of year ........................................           3               3                3
                                                                                  ====            ====             ====
 Class D:
  Units outstanding - beginning of year ..................................           0               0                0
  Units issued ...........................................................           3               3                3
  Units redeemed .........................................................           0               0                0
                                                                                  ----            ----             ----
  Units oustanding - end of year .........................................           3               3                3
                                                                                  ====            ====             ====
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued .............................................    $  1,614        $  2,469         $  2,140
  Cost of units redeemed .................................................        (489)         (2,190)            (239)
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $  1,125        $    279         $  1,901
                                                                              ========        ========         ========
 Class B:
  Proceeds from units issued .............................................    $  6,881        $  4,542         $  8,844
  Cost of units redeemed .................................................      (1,788)         (2,854)          (2,175)
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $  5,093        $  1,688         $  6,669
                                                                              ========        ========         ========
 Class C:
  Proceeds from units issued .............................................    $     25        $     25         $     25
  Cost of units redeemed .................................................           0               0                0
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $     25              25         $     25
                                                                              ========        ========         ========
 Class D:
  Proceeds from units issued .............................................    $     25        $     25         $     25
  Cost of units redeemed .................................................           0               0                0
                                                                              --------        --------         --------
  Increase (decrease) in net assets from capital unit transactions .......    $     25        $     25         $     25
                                                                              ========        ========         ========

WRL SERIES ANNUITY ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 1999

NOTE 6 -- (continued)
       (All amounts in thousands)

                                                                          WRL             WRL             WRL            WRL
                                                                     T. ROWE PRICE      SALOMON     PILGRIM BAXTER     DREYFUS
                                                                       SMALL CAP        ALL CAP     MID CAP GROWTH     MID CAP
                                                                       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                                                    --------------- -------------- ---------------- -------------
                                                                      DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                                    --------------- -------------- ---------------- -------------
                                                                        1999(1)         1999(1)         1999(1)        1999(1)
                                                                    --------------- -------------- ---------------- -------------
UNIT ACTIVITY:
 Class A:
  Units outstanding - beginning of year ...........................           0               0               0             0
  Units issued ....................................................         609             351             467            80
  Units redeemed ..................................................        (324)           (231)            (90)             (4)
                                                                           ----            ----             ---            -----
  Units outstanding - end of year .................................         285             120             377            76
                                                                           ====            ====             ===            ====
 Class B:
  Units outstanding - beginning of year ...........................           0               0               0             0
  Units issued ....................................................         929             863           2,223           428
  Units redeemed ..................................................        (570)           (438)           (771)         (218)
                                                                           ----            ----           -----          ------
  Units outstanding - end of year .................................         359             425           1,452           210
                                                                           ====            ====           =====          ======
 Class C:
  Units outstanding - beginning of year ...........................           0               0               0             0
  Units issued ....................................................           3               3               3             3
  Units redeemed ..................................................           0               0               0             0
                                                                           ----            ----           -----          ------
  Units outstanding - end of year .................................           3               3               3             3
                                                                           ====            ====           =====          ======
 Class D:
  Units outstanding - beginning of year ...........................           0               0               0             0
  Units issued ....................................................           3               3               3             3
  Units redeemed ..................................................           0               0               0             0
                                                                           ----            ----           -----          ------
  Units oustanding - end of year ..................................           3               3               3             3
                                                                           ====            ====           =====          ======
CAPITAL UNITS TRANSACTIONS BY CLASS:
 Class A:
  Proceeds from units issued ......................................    $  6,520        $  3,654       $   5,562       $   807
  Cost of units redeemed ..........................................      (3,636)         (2,516)         (1,159)          (44)
                                                                       --------        --------       ---------       ---------
  Increase (decrease) in net assets from capital unit transactions     $  2,884        $  1,138       $   4,403       $   763
                                                                       ========        ========       =========       =========
 Class B:
  Proceeds from units issued ......................................    $ 10,097        $  9,161       $  27,496       $ 4,276
  Cost of units redeemed ..........................................      (6,338)         (4,670)        (10,080)       (2,145)
                                                                       --------        --------       ---------       ---------
  Increase (decrease) in net assets from capital unit transactions     $  3,759        $  4,491       $  17,416       $ 2,131
                                                                       ========        ========       =========       =========
 Class C:
  Proceeds from units issued ......................................    $     25        $     25       $      25       $    25
  Cost of units redeemed ..........................................           0               0               0             0
                                                                       --------        --------       ---------       ---------
  Increase (decrease) in net assets from capital unit transactions     $     25        $     25              25       $    25
                                                                       ========        ========       =========       =========
 Class D:
  Proceeds from units issued ......................................    $     25        $     25       $      25       $    25
  Cost of units redeemed ..........................................           0               0               0             0
                                                                       --------        --------       ---------       ---------
  Increase (decrease) in net assets from capital unit transactions     $     25        $     25       $      25       $    25
                                                                       ========        ========       =========       =========

                        REPORT OF INDEPENDENT AUDITORS


The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (wholly owned indirectly by AEGON N.V.) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.


     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.


     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.


     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.


     However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


                                                  ERNST & YOUNG LLP


Des Moines, Iowa
February 18, 2000

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       BALANCE SHEETS -- STATUTORY BASIS
               (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                       DECEMBER 31
                                                              -----------------------------
                                                                   1999            1998
                                                              -------------   -------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments ..........................   $    23,932      $   73,808
 Bonds ....................................................       119,731         184,697
 Common stocks:
  Affiliated entities (cost: 1999 and 1998 - $243).........         2,156             704
  Other (cost: 1999 and 1998 - $302).......................           358             384
 Mortgage loans on real estate ............................         9,698           9,916
  Home office properties ..................................        34,066          34,583
  Investment properties ...................................        11,078          11,594
  Policy loans ............................................       182,975         112,982
  Other invested assets ...................................            --             396
                                                              -----------      ----------
Total cash and invested assets ............................       383,994         429,064
Premiums deferred and uncollected .........................           785             900
Accrued investment income .................................         1,638           2,867
Transfers from separate accounts due or accrued ...........       463,721         350,633
Cash surrender value of life insurance policies ...........        47,518          45,445
Other assets ..............................................         6,614           9,239
Separate account assets ...................................    11,587,982       6,999,290
                                                              -----------      ----------
Total admitted assets .....................................   $12,492,252      $7,837,438
                                                              ===========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                       BALANCE SHEETS -- STATUTORY BASIS
                                  (CONTINUED)
               (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                       DECEMBER 31
                                                                              -----------------------------
                                                                                   1999            1998
                                                                              --------------   ------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ....................................................................    $   302,138     $  231,596
  Annuity .................................................................        268,864        265,418
 Policy and contract claim reserves .......................................          9,269          9,233
 Other policyholders' funds ...............................................         38,633         38,080
 Remittances and items not allocated ......................................         20,686         20,569
 Federal income taxes payable .............................................          5,873          5,716
 Asset valuation reserve ..................................................          3,809          2,848
 Interest maintenance reserve .............................................          7,866          9,684
 Short-term note payable to affiliate .....................................         17,100         44,200
 Payable to affiliate .....................................................            964         37,907
 Other liabilities ........................................................         49,478         31,151
 Separate account liabilities .............................................     11,582,656      6,997,456
                                                                               -----------     ----------
Total liabilities .........................................................     12,307,336      7,693,858
Commitments and contingencies (NOTE 11) ...................................
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares authorized and
   2,500,000 shares issued and outstanding at December 31, 1999 and
   1,500,000 shares authorized, issued and outstanding at December 31, 1998          2,500          1,500
 Paid-in surplus ..........................................................        120,107        120,107
 Unassigned surplus .......................................................         62,309         21,973
                                                                               -----------     ----------
Total capital and surplus .................................................        184,916        143,580
                                                                               -----------     ----------
Total liabilities and capital and surplus .................................    $12,492,252     $7,837,438
                                                                               ===========     ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                  STATEMENTS OF OPERATIONS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                                       YEAR ENDED DECEMBER 31
                                                                            --------------------------------------------
                                                                                 1999            1998           1997
                                                                            -------------   -------------   ------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ..................................................................    $  584,729      $  476,053      $  394,370
  Annuity ...............................................................     1,104,525         794,841         822,149
 Net investment income ..................................................        39,589          36,315          40,013
 Amortization of interest maintenance reserve ...........................         1,751             744           1,576
 Commissions and expense allowances on reinsurance ceded ................         4,178          15,333              11
 Income from fees associated with investment management,
   administration and contract guarantees for separate accounts .........        19,620          72,817              --
 Other income ...........................................................        44,366          67,751           3,016
                                                                             ----------      ----------      ----------
                                                                              1,798,758       1,463,854       1,261,135
Benefits and expenses:
 Benefits paid or provided for:
  Life ..................................................................        35,591          42,982          28,060
  Surrender benefits ....................................................       689,535         551,528         431,939
  Other benefits ........................................................        32,201          31,280          28,112
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life .................................................................        70,542          42,940          29,485
   Annuity ..............................................................         3,446         (30,872)        (35,940)
   Other ................................................................          (121)         32,178             794
                                                                             ----------      ----------      ----------
                                                                                831,194         670,036         482,450
Insurance expenses:
 Commissions ............................................................       246,334         205,939         179,106
 General insurance expenses .............................................       112,536         102,611          70,546
 Taxes, licenses and fees ...............................................        19,019          15,545          13,101
 Net transfers to separate accounts .....................................       540,443         475,435         519,214
 Other expenses .........................................................            --              59              21
                                                                             ----------      ----------      ----------
                                                                                918,332         799,589         781,988
                                                                             ----------      ----------      ----------
                                                                              1,749,526       1,469,625       1,264,438
                                                                             ----------      ----------      ----------
Gain (loss) from operations before federal income tax expense
  (benefit) and net realized capital gains
  (losses) on investments ...............................................        49,232          (5,771)         (3,303)
Federal income tax expense (benefit) ....................................        11,816            (347)            469
                                                                             ----------      ----------      ----------
Gain (loss) from operations before net realized capital gains (losses)
  on investments ........................................................        37,416          (5,424)         (3,772)
Net realized capital gains (losses) on investments
  (net of related federal income taxes and amounts transferred to
  interest maintenance reserve) .........................................          (716)          1,494             747
                                                                             ----------      ----------      ----------
Net income (loss) .......................................................    $   36,700      $   (3,930)     $   (3,025)
                                                                             ==========      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


        STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS -- STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)

                                                                                                    TOTAL
                                                         COMMON      PAID-IN      UNASSIGNED     CAPITAL AND
                                                          STOCK      SURPLUS        SURPLUS        SURPLUS
                                                        --------   -----------   ------------   ------------
Balance at January 1, 1997 ..........................    $1,500     $ 68,015       $ 26,041       $ 95,556
 Net loss ...........................................        --           --         (3,025)        (3,025)
 Change in non-admitted assets ......................        --           --           (702)          (702)
 Change in asset valuation reserve ..................        --           --          3,274          3,274
 Change in surplus in separate accounts .............        --           --         (2,115)        (2,115)
 Change in reserve valuation ........................        --           --         (1,872)        (1,872)
 Capital contribution ...............................        --       20,000             --         20,000
 Tax effect of capital loss carry-forward utilized by
   affiliates .......................................        --           --          3,747          3,747
                                                         ------     --------       --------       --------
Balance at December 31, 1997 ........................     1,500       88,015         25,348        114,863
 Net loss ...........................................        --           --         (3,930)        (3,930)
 Change in net unrealized capital gains .............        --           --            248            248
 Change in non-admitted assets ......................        --           --         (1,815)        (1,815)
 Change in asset valuation reserve ..................        --           --           (412)          (412)
 Change in surplus in separate accounts .............        --           --           (341)          (341)
 Change in reserve valuation ........................        --           --         (2,132)        (2,132)
 Capital contribution ...............................        --       32,092             --         32,092
 Settlement of prior period tax returns .............        --           --            353            353
 Tax benefits on stock options exercised ............        --           --          4,654          4,654
                                                         ------     --------       --------       --------
Balance at December 31, 1998 ........................     1,500      120,107         21,973        143,580
Net income ..........................................        --           --         36,700         36,700
 Change in net unrealized capital gains .............        --           --          1,421          1,421
 Change in non-admitted assets ......................        --           --            703            703
 Change in asset valuation reserve ..................        --           --           (961)          (961)
 Change in surplus in separate accounts .............        --           --            451            451
 Transfer from unassigned surplus to common
   stock (stock dividend) ...........................     1,000           --         (1,000)            --
 Settlement of prior period tax returns .............        --           --          1,000          1,000
 Tax benefits on stock options exercised ............        --           --          2,022          2,022
                                                         ------     --------       --------       --------
Balance at December 31, 1999 ........................    $2,500     $120,107       $ 62,309       $184,916
                                                         ======     ========       ========       ========

SEE ACCOMPANYING NOTES.

WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO STATEMENTS OF CASH FLOWS --
                                STATUTORY BASIS
                            (DOLLARS IN THOUSANDS)


                                                                              YEAR ENDED DECEMBER 31
                                                                   ---------------------------------------------
                                                                        1999            1998            1997
                                                                   -------------   -------------   -------------
OPERATING ACTIVITIES
Premiums and other considerations, net of reinsurance ..........    $1,738,870      $1,356,732      $1,223,898
Net investment income ..........................................        44,235          38,294          43,802
Life and accident and health claims ............................       (35,872)        (44,426)        (26,005)
Surrender benefits and other fund withdrawals ..................      (689,535)       (551,528)       (431,939)
Other benefits to policyholders ................................       (32,642)        (31,231)        (28,147)
Commissions, other expenses and other taxes ....................      (382,372)       (326,080)       (262,901)
Net transfers to separate accounts .............................      (628,762)       (461,982)       (596,347)
Federal income taxes received (paid) ...........................        (9,637)         11,956           5,006
Interest paid ..................................................            --              --            (731)
Other, net .....................................................       (21,054)         (7,109)        (14,901)
                                                                    ----------      ----------      ----------
Net cash used in operating activities ..........................       (16,769)        (15,374)        (88,265)
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ....................................       114,177         143,449         146,963
 Mortgage loans on real estate .................................           212             221           2,116
 Other .........................................................            18              --              --
                                                                       114,407         143,670         149,079
Cost of investments acquired
 Bonds and preferred stocks ....................................       (49,279)        (68,202)        (40,418)
 Common stocks .................................................            --             (93)           (150)
 Mortgage loans on real estate .................................            (1)         (5,313)           (891)
 Real estate ...................................................          (286)        (26,213)        (12,002)
 Policy loans ..................................................       (69,993)        (36,241)        (24,137)
 Other .........................................................          (855)           (414)             --
                                                                    ----------      ----------      ----------
                                                                      (120,414)       (136,476)        (77,598)
Net cash provided by (used in) investing activities ............        (6,007)          7,194          71,481
FINANCING ACTIVITIES
Issuance (payment) of short-term note payable to
  affiliate, net ...............................................       (27,100)         36,000           8,200
Capital contribution ...........................................            --          32,092          20,000
                                                                    ----------      ----------      ----------
Net cash provided by (used in) financing activities ............       (27,100)         68,092          28,200
                                                                    ----------      ----------      ----------
Increase (decrease) in cash and short-term investments .........       (49,876)         59,912          11,416
Cash and short-term investments at beginning of year ...........        73,808          13,896           2,480
                                                                    ----------      ----------      ----------
Cash and short-term investments at end of year .................    $   23,932      $   73,808      $   13,896
                                                                    ==========      ==========      ==========

SEE ACCOMPANYING NOTES.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                NOTES TO FINANCIAL STATEMENTS -- STATUTORY-BASIS
                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


ORGANIZATION


     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.


NATURE OF BUSINESS


     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.


BASIS OF PRESENTATION


     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.


     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.


     In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) Other significant statutory accounting practices are as follows:


CASH AND CASH EQUIVALENTS


     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.


INVESTMENTS


     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.


     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.


     During 1999, 1998 and 1997, net realized capital gains (losses) of $(67), $1,294 and $3,259, respectively, were credited to the IMR rather than being immediately

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) recognized in the statements of operations. Amortization of these net gains aggregated $1,751, $744 and $1,576 for the years ended December 31, 1999, 1998 and 1997, respectively.


     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1999, 1998 and 1997, with respect to such practices.


AGGREGATE RESERVES FOR POLICIES


     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.


     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.


     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.


POLICY AND CONTRACT CLAIM RESERVES


     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) SEPARATE ACCOUNTS


     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,675,642, $1,240,858 and $1,164,013 in 1999, 1998 and
1997, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.


STOCK OPTION PLAN


     AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.


RECLASSIFICATIONS


     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS


     Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED) techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.


     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:


     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.


     INVESTMENT SECURITIES: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.


     MORTGAGE LOANS AND POLICY LOANS: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.


     INVESTMENT CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.


     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


2. FAIR VALUES OF FINANCIAL INSTRUMENTS--(CONTINUED)
     The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:


                                                               December 31
                                          -----------------------------------------------------
                                                     1999                       1998
                                          --------------------------- -------------------------
                                             Carrying                   Carrying
                                              Amount      Fair Value     Amount     Fair Value
                                          ------------- ------------- ------------ ------------
    ADMITTED ASSETS
    Cash and short-term investments .....  $    23,932   $    23,932   $   73,808   $   73,808
    Bonds ...............................      119,731       119,076      184,697      192,556
    Common stocks, other than affiliates           358           358          384          384
    Mortgage loans on real estate .......        9,698         9,250        9,916       10,390
    Policy loans ........................      182,975       182,975      112,982      112,982
    Separate account assets .............   11,587,982    11,587,982    6,999,290    6,999,290
    LIABILITIES
    Investment contract liabilities .....      301,403       294,342      297,349      294,105
    Separate account annuities ..........    8,271,548     8,079,141    5,096,680    5,038,296

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
3. INVESTMENTS


     The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                                      Gross        Gross     Estimated
                                                        Carrying   Unrealized   Unrealized     Fair
                                                         Amount       Gains       Losses       Value
                                                       ---------- ------------ ------------ ----------
     DECEMBER 31, 1999
     Bonds:
      United States Government and agencies ..........  $  4,755     $    4       $   66     $  4,693
      State, municipal and other government ..........     2,185         12           --        2,197
      Public utilities ...............................    13,134        129          368       12,895
      Industrial and miscellaneous ...................    52,997      1,213        1,208       53,002
      Mortgage and other asset-backed securities .....    46,660        480          851       46,289
                                                        --------     ------       ------     --------
     Total bonds .....................................  $119,731     $1,838       $2,493     $119,076
                                                        ========     ======       ======     ========
     DECEMBER 31, 1998
     Bonds: ..........................................
      United States Government and agencies ..........  $  4,749     $   83       $   --     $  4,832
      State, municipal and other government ..........     3,234        117           --        3,351
      Public utilities ...............................    18,792        818          251       19,359
      Industrial and miscellaneous ...................    96,332      6,685          577      102,440
      Mortgage and other asset-backed securities .....    61,590      1,235          251       62,574
                                                        --------     ------       ------     --------
     Total bonds .....................................  $184,697     $8,938       $1,079     $192,556
                                                        ========     ======       ======     ========

     The carrying amount and fair value of bonds at December 31, 1999 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                          Estimated
                                                             Carrying       Fair
                                                              Amount        Value
                                                            ----------   ----------
     Due in one year or less ............................    $ 10,521     $ 10,560
     Due one through five years .........................      32,248       31,993
     Due five through ten years .........................      17,342       17,104
     Due after ten years ................................      12,960       13,130
                                                             --------     --------
                                                               73,071       72,787
     Mortgage and other asset-backed securities .........      46,660       46,289
                                                             --------     --------
                                                             $119,731     $119,076
                                                             ========     ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


3. INVESTMENTS--(CONTINUED)
     A detail of net investment income is presented below:


                                                     Year ended December 31
                                              ------------------------------------
                                                 1999         1998         1997
                                              ----------   ----------   ----------
     Interest on bonds ....................    $ 12,094     $ 17,150     $ 25,723
     Dividends on equity investments from
      subsidiaries ........................      18,555       13,233       10,855
     Interest on mortgage loans ...........         746          499          478
     Rental income on real estate .........       5,794        2,839        1,371
     Interest on policy loans .............       9,303        6,241        4,656
     Other investment income ..............         414          540           26
                                               --------     --------     --------
     Gross investment income ..............      46,906       40,502       43,109
     Investment expenses ..................      (7,317)      (4,187)      (3,096)
                                               --------     --------     --------
     Net investment income ................    $ 39,589     $ 36,315     $ 40,013
                                               ========     ========     ========

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               Year ended December 31
                                       ---------------------------------------
                                           1999          1998          1997
                                       -----------   -----------   -----------
     Proceeds ......................    $114,177      $143,449      $146,963
                                        ========      ========      ========
     Gross realized gains ..........    $  1,762      $  4,641      $  3,921
     Gross realized losses .........       1,709           899           626
                                        --------      --------      --------
     Net realized gains ............    $     53      $  3,742      $  3,295
                                        ========      ========      ========

     At December 31, 1999, bonds with an aggregate carrying value of $4,152 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


3. INVESTMENTS--(CONTINUED)
     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:


                                                                        Realized
                                                          -------------------------------------
                                                                 Year ended December 31
                                                          -------------------------------------
                                                             1999         1998          1997
                                                          ---------   -----------   -----------
     Debt securities ..................................    $   53      $  3,742      $  3,295
     Other invested assets ............................        18           (18)           --
                                                           ------      --------      --------
                                                               71         3,724         3,295
     Tax expense ......................................      (854)         (936)         (711)
     Transfer to interest maintenance reserve .........        67        (1,294)       (3,259)
                                                           ------      --------      --------
     Net realized gains (losses) ......................    $ (716)     $  1,494      $    747
                                                           ======      ========      ========


                                                                           Changes in Unrealized
                                                                  ----------------------------------------
                                                                           Year ended December 31
                                                                  ----------------------------------------
                                                                      1999           1998          1997
                                                                  ------------   ------------   ----------
     Debt securities ..........................................     $ (8,514)      $ (3,985)      $ (896)
     Common stocks ............................................        1,426            248           --
                                                                    --------       --------       ------
     Change in unrealized appreciation (depreciation) .........     $ (7,088)      $  (3737)      $ (896)
                                                                    ========       ========       ======

     Gross unrealized gains (losses) on common stocks were as follows:


                                          Unrealized
                                      -------------------
                                          December 31
                                      -------------------
                                         1999       1998
                                      ---------   -------
     Unrealized gains .............    $1,995      $ 579
     Unrealized losses ............       (26)       (36)
                                       ------      -----
     Net unrealized gains .........    $1,969      $ 543
                                       ======      =====

     During 1999, the Company did not issue any mortgage loans. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.


     During 1999, 1998 and 1997, no mortgage loans were foreclosed and transferred to real estate. During 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $110 and $112, respectively.


     At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
4. REINSURANCE


     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.


                                                Year ended December 31
                                     ---------------------------------------------
                                          1999            1998            1997
                                     -------------   -------------   -------------
     Direct premiums .............    $1,748,265      $1,345,752      $1,219,271
     Reinsurance assumed .........            --             461           2,389
     Reinsurance ceded ...........       (59,011)        (75,319)         (5,141)
                                      ----------      ----------      ----------
     Net premiums earned .........    $1,689,254      $1,270,894      $1,216,519
                                      ==========      ==========      ==========

     The Company received reinsurance recoveries in the amount of $4,916, $5,260 and $2,288 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,557 and $1,003, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $3,487 and $2,849, respectively.


5.  INCOME TAXES


     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


5.  INCOME TAXES--(CONTINUED)
     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:


                                                                                  Year ended December 31
                                                                        ------------------------------------------
                                                                            1999           1998           1997
                                                                        ------------   ------------   ------------
     Computed tax (benefit) at federal statutory rate (35%) .........    $  17,231       $ (2,019)      $ (1,156)
     Deferred acquisition costs -- tax basis ........................       11,344          9,672          9,164
     Tax reserve valuation ..........................................       (2,272)         1,513           (194)
     Excess tax depreciation ........................................         (727)          (442)          (127)
     Amortization of IMR ............................................         (613)          (260)          (552)
     Dividend received deduction ....................................      (10,784)        (6,657)        (5,326)
     Prior year over-accrual ........................................       (3,167)        (2,322)        (1,541)
     Other, net .....................................................          804            168            201
                                                                         ---------       --------       --------
     Federal income tax expense (benefit) ...........................    $  11,816       $   (347)      $    469
                                                                         =========       ========       ========

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.


     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.


     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.


     In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 1999 and 1998 were credited directly to unassigned surplus.


6. POLICY AND CONTRACT ATTRIBUTES


     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:


                                                                           December 31
                                                      ------------------------------------------------------
                                                                 1999                        1998
                                                      --------------------------   -------------------------
                                                                        Percent                     Percent
                                                          Amount       of Total        Amount       of Total
                                                      -------------   ----------   -------------   ---------
     Subject to discretionary withdrawal with
      market value adjustment .....................    $   12,534           0%      $   12,810          0%
     Subject to discretionary withdrawal at book
      value less surrender charge .................        73,903           1           76,289          1
     Subject to discretionary withdrawal at market
      value .......................................     8,271,441          96        5,096,680         94
     Subject to discretionary withdrawal at book
      value (minimal or no charges or
      adjustments) ................................       217,372           3          210,270          4
     Not subject to discretionary withdrawal
      provision ...................................        15,433           0           15,681          1
                                                       ----------          --       ----------         --
                                                        8,590,683         100%       5,411,730        100%
                                                                          ===                         ===
     Less reinsurance ceded .......................         1,581                        1,131
                                                       ----------                   ----------
     Total policy reserves on annuities and deposit
      fund liabilities ............................    $8,589,102                   $5,410,599
                                                       ==========                   ==========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


6. POLICY AND CONTRACT ATTRIBUTES--(CONTINUED)
     A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                   Year ended December 31
                                                        ---------------------------------------------
                                                             1999            1998            1997
                                                        -------------   -------------   -------------
     Transfers as reported in the summary of
       operations of the separate accounts statement:
     Transfers to separate accounts .................    $1,675,642      $1,240,858      $1,164,013
     Transfers from separate accounts ...............     1,056,207         774,690         646,477
                                                         ----------      ----------      ----------
     Net transfers to separate accounts .............       619,435         466,168         517,536
     Reconciling adjustments -- change in accruals
       for investment management, administration
       fees and contract guarantees, reinsurance and
       separate account surplus .....................       (78,992)          9,267           1,678
                                                         ----------      ----------      ----------
     Transfers as reported in the summary of
       operations of the life, accident and health
       annual statement .............................    $  540,443      $  475,435      $  519,214
                                                         ==========      ==========      ==========

     Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:


                                                    Gross      Loading      Net
                                                  ---------   ---------   -------
     DECEMBER 31, 1999
     Ordinary direct renewal business .........    $1,017        $232      $785
                                                   ------        ----      ----
                                                   $1,017        $232      $785
                                                   ======        ====      ====
     DECEMBER 31, 1998
     Ordinary direct renewal business .........    $1,101        $201      $900
                                                   ------        ----      ----
                                                   $1,101        $201      $900
                                                   ======        ====      ====

     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 and $1,872 was made for the years ended December 31, 1998 and 1997, respectively, related to the change in reserve methodology.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999
7. DIVIDEND RESTRICTIONS


     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $36,700.


8. CAPITAL STRUCTURE


     During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.


9. RETIREMENT AND COMPENSATION PLANS


     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,105, $917 and $659 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.


     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


9. RETIREMENT AND COMPENSATION PLANS--(CONTINUED)
Pension expense related to this plan was $816, $632 and $448 for the years ended December 31, 1999, 1998 and 1997, respectively.


     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.


     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $81, $157 and $99 for the years ended December 31, 1999, 1998 and 1997, respectively.


10. RELATED PARTY TRANSACTIONS


     The Company shares certain officers, employees and general expenses with affiliated companies.


     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $16,905 $12,763 and $10,040, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1999, 1998 and 1997, the Company received $3,755, $5,125 and $4,395, respectively, for such services, which approximates their cost.


     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.06% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,997, $1,090 and $364, respectively, to affiliates.


     The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


10. RELATED PARTY TRANSACTIONS--(CONTINUED)
     At December 31, 1999 and 1998, the Company had short-term note payables to an affiliate of $17,100 and $44,200, respectively. Interest on these notes ranged from 5.15% to 5.9% at December 31, 1999 and 5.13% to 5.54% at December 31, 1998.


     During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1999 and 1998, the cash surrender value of these policies was $47,518 and $45,445, respectively.


11. COMMITMENTS AND CONTINGENCIES


     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.


     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,498 and $3,489 and an offsetting premium tax benefit of $837 and $828 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(20), $(74) and $0 at December 31, 1999, 1998 and 1997, respectively.


12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME


     The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                             (DOLLARS IN THOUSANDS)


                               DECEMBER 31, 1999


12. RECONCILIATION OF CAPITAL AND SURPLUS AND NET INCOME--(CONTINUED)

                                                                                  Year ended
                                                         December 31, 1998     December 31, 1998
                                                        -------------------   ------------------
                                                           Total Capital
                                                            and Surplus         Net Income/Loss
                                                        -------------------   ------------------
   Amounts reported in Annual Statement .............        $148,038              $    528
   Adjustment to federal income tax benefit .........          (4,458)               (4,458)
                                                             --------              --------
   Amounts reported herein ..........................        $143,580              $ (3,930)
                                                             ========              ========

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO

                       SUMMARY OF INVESTMENTS OTHER THAN
                        INVESTMENTS IN RELATED PARTIES
                            (DOLLARS IN THOUSANDS)

                               DECEMBER 31, 1999



SCHEDULE I


                                                                                            AMOUNT AT WHICH
                                                                                 FAIR        SHOWN IN THE
TYPE OF INVESTMENT                                               COST (1)        VALUE       BALANCE SHEET
------------------------------------------------------------   ------------   ----------   ----------------
FIXED MATURITIES
Bonds:
 United States Government and government
   agencies and authorities ................................   $   5,827      $ 5,820          $   5,827
 States, municipalities and political subdivisions .........       7,110        7,275              7,110
 Public utilities ..........................................      13,134       12,895             13,134
 All other corporate bonds .................................      93,660       93,086             93,660
                                                               ---------      -------          ---------
Total fixed maturities .....................................     119,731      119,076            119,731
EQUITY SECURITIES
Common stocks:
 Affiliated entities .......................................         243        2,156              2,156
 Industrial, miscellaneous and all other ...................         302          358                358
                                                               ---------      -------          ---------
Total equity securities ....................................         545        2,514              2,514
Mortgage loans on real estate ..............................       9,698                           9,698
Real estate ................................................      45,144                          45,144
Policy loans ...............................................     182,975                         182,975
Cash and short-term investments ............................      23,932                          23,932
                                                               ---------                       ---------
Total investments ..........................................   $ 382,025                       $ 383,994
                                                               =========                       =========

----------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                      SUPPLEMENTARY INSURANCE INFORMATION
                            (DOLLARS IN THOUSANDS)


SCHEDULE III


                                                                                             BENEFITS,
                                                                                              CLAIMS,
                                  FUTURE POLICY    POLICY AND                      NET      LOSSES AND      OTHER
                                   BENEFITS AND     CONTRACT       PREMIUM     INVESTMENT   SETTLEMENT    OPERATING
                                     EXPENSES     LIABILITIES      REVENUE       INCOME*     EXPENSES     EXPENSES*
                                 --------------- ------------- -------------- ------------ ------------ ------------
YEAR ENDED DECEMBER 31, 1999
Individual life ................    $ 291,106       $  9,152    $   583,656     $ 10,754    $ 178,237    $ 261,284
Group life .....................       11,032            100          1,073          706        1,437          599
Annuity ........................      268,864             17      1,104,525       28,129      651,520      116,006
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 571,002       $  9,269    $ 1,689,254     $ 39,589    $ 831,194    $ 377,889
                                    =========       ========    ===========     ========    =========    =========
YEAR ENDED DECEMBER 31, 1998
Individual life ................    $ 221,050       $  8,624    $   474,120     $  9,884    $ 122,542    $ 230,368
Group life .....................       10,546            100          1,933          723        1,962        2,281
Annuity ........................      265,418            509        794,841       25,708      545,532       91,505
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 497,014       $  9,233    $ 1,270,894     $ 36,315    $ 670,036    $ 324,154
                                    =========       ========    ===========     ========    =========    =========
YEAR ENDED DECEMBER 31, 1997
Individual life ................    $ 177,088       $  9,533    $   390,452     $ 13,742    $  88,738    $ 176,303
Group life .....................        9,435            805          3,918          810        3,986        3,292
Annuity ........................      296,290            591        822,149       25,461      389,726       83,179
                                    ---------       --------    -----------     --------    ---------    ---------
                                    $ 482,813       $ 10,929    $ 1,216,519     $ 40,013    $ 482,450    $ 262,774
                                    =========       ========    ===========     ========    =========    =========

----------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO


                                  REINSURANCE
                            (DOLLARS IN THOUSANDS)


SCHEDULE IV


                                                                   ASSUMED                    PERCENTAGE
                                                    CEDED TO         FROM                     OF AMOUNT
                                       GROSS          OTHER         OTHER           NET        ASSUMED
                                      AMOUNT        COMPANIES     COMPANIES       AMOUNT        TO NET
                                  -------------- -------------- ------------- -------------- -----------
 YEAR ENDED DECEMBER 31, 1999
 Life insurance in force ........  $63,040,741    $11,297,250    $       --    $51,743,494    0.0%
                                   ===========    ===========    ==========    ===========    ===
 Premiums:
  Individual life ...............  $   604,628    $    20,972    $       --    $   583,656    0.0%
  Group life and health .........        1,383            310            --          1,073    0.0
  Annuity .......................    1,142,254         37,729            --      1,104,525    0.0
                                   -----------    -----------    ----------    -----------    ---
                                   $ 1,748,265    $    59,011    $       --    $ 1,689,254    0.0%
                                   ===========    ===========    ==========    ===========    ===
 YEAR ENDED DECEMBER 31, 1998
 Life insurance in force ........  $51,064,173    $ 9,862,460    $       --    $41,201,713    0.0%
                                   ===========    ===========    ==========    ===========    ===
 Premiums:
  Individual life ...............  $   493,633    $    19,512    $       --    $   474,121    0.0%
  Group life and health .........        1,691            220           461          1,932   23.8
  Annuity .......................      850,428         55,587            --        794,841    0.0
                                   -----------    -----------    ----------    -----------   ----
                                   $ 1,345,752    $    75,319    $      461    $ 1,270,894    .03%
                                   ===========    ===========    ==========    ===========   ====
 YEAR ENDED DECEMBER 31, 1997
 Life insurance in force ........  $40,221,361    $ 6,776,447    $2,692,822    $36,137,736    7.5%
                                   ===========    ===========    ==========    ===========   ====
 Premiums:
  Individual life ...............  $   395,361    $     4,910    $       --    $   390,452    0.0%
  Group life and health .........        1,761            231         2,389          3,918   61.0
  Annuity .......................      822,149             --            --        822,149    0.0
                                   -----------    -----------    ----------    -----------   ----
                                   $ 1,219,271    $     5,141    $    2,389    $ 1,216,519    0.2%
                                   ===========    ===========    ==========    ===========   ====

                                     PART C

                                OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a)     Financial Statements

                      The financial statements for the WRL Series Annuity Account and for Western Reserve Life Assurance Co. of Ohio ("Western Reserve") are included in Part B which is incorporated by reference herein.

              (b)     Exhibits


                      Resolution of the Board of Directors of Western Reserve establishing the separate account. 1/ -

                      (2)     Not Applicable.

                      (3)     Distribution of Contracts.

                              (a) Master Service and Distribution Compliance Agreement. 1/
                              (b) Amendment to Master Service and Distribution Compliance Agreement. 2/
                              (c) Form of Broker/Dealer Supervisory and Service Agreement. 2/
                              (d)  Principal Underwriting Agreement. 2/
                              (e) First Amendment to Principal Underwriting Agreement. 2/

                      (4)     (a)  Specimen Flexible Payment Variable
                                   Accumulation Deferred Annuity Contract. 3/
                              (b)  Contract Loan Endorsements. 3/
                              (c)  Other Endorsements. 3/
                              (d)  Endorsement (EA128). 4/

                      (5) Application for Flexible Payment Variable Accumulation Deferred Annuity Contract. 1/

                      (6)     (a)  Second Amended Articles of Incorporation of
                                   Western Reserve. 1/
                              (b) Certificate of First Amendment to Second Amended Articles of Incorporation of Western Reserve. 5/
                              (c)  Amended Code of Regulations of Western
                                   Reserve. 1/

                      (7)     Not Applicable.

                      (8)     (a)  Participation Agreements Among Variable
                                   Insurance Products Fund, Fidelity
                                   Distributors Corporation and Western Reserve
                                   Life Assurance Co. of Ohio Dated June 14,
                                   1999. 6/
                              (b)  Amendment No.1 dated March 15, 2000 to
                                   Participation Agreement - Variable Insurance
                                   Products Fund . 7/
                              (c)  Participation Agreement among Variable
                                   Insurance Products Fund Ii, Fidelity
                                   Distributors Corporation and Western Reserve
                                   Life Assurance Co. of Ohio Dated June 14,
                                   1997. 6/
                              (d)  Amendment No.1 Dated March 15, 2000 to
                                   Participation Agreement - Variable Insurance
                                   Products Fund II. 7/

                              (e)  Participation Agreement Among Variable
                                   Insurance Products Fund III, Fidelity
                                   Distributors Corporation and Western Reserve
                                   Life Assurance Co. of Ohio dated June 14,
                                   1999. 6/
                              (f)  Amendment No.1 dated March 15, 2000 to
                                   Participation Agreement - Variable Insurance
                                   Products Fund III. 7/

                      (9) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered. 3/



                      (10)    (a)  Written Consent of Sutherland Asbill &
                                   Brennan LLP.
                              (b)  Written Consent of Ernst & Young LLP.
                              (c)  Written Consent of PricewaterhouseCoopers
                                   LLP.

                      (11)    Not Applicable.

                      (12)    Not Applicable.


                      (13)    Schedules for Computation of Performance
                              Quotations. 8/


                      (14)    Not Applicable.


                      (15)    (a)  Powers of Attorney. 1/
                              (b)  Power of Attorney - James R. Walker. 9/


-------------------------------------
1/ This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

2/ This exhibit was filed on Post-Effective Amendment No. 4 to Form S-6 dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
3/ This exhibit was filed on Post-Effective Amendment No. 16 to Form N-4 dated April 30, 1998 (File No. 33-24856) and is incorporated herein by reference.
4/ This exhibit was filed on Post-Effective Amendment No. 3 to Form N-4 dated April 22, 1999 (File No. 333-24959) and is incorporated herein by reference.

5/ This exhibit was previously filed on Post-effective Amendment No. 1 to Form N-4 dated April 21, 2000 (File No. 333-82705) and is incorporated herein by reference.
6/ This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated September 23, 1999 (File No. 333-57681) and is incorporated herein by reference.
7/ This exhibit was previously filed on Pre-effective Amendment No. 1 to Form N-4 dated April 10, 2000 (File No. 333-93169) and is incorporated herein by reference.

8/ This exhibit was previously filed on Post-Effective Amendment No. 28 to Form N-1A dated April 24, 1998 (File No. 33-507) and is incorporated herein by reference.
9/ This exhibit was filed on Post-Effective Amendment No. 7 to Form N-4 dated December 23, 1996 (File No. 33-49556) and is incorporated herein by reference.

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME               PRINCIPAL BUSINESS ADDRESS         POSITION AND OFFICES WITH DEPOSITOR
----               --------------------------         -----------------------------------
John R. Kenney                           (1)               Chairman of the Board and
                                                           Chief Executive Officer

Jerome C. Vahl                           (1)               Director and President

Lyman H. Treadway           30195 Chagrin Boulevard        Director
                            Suite 210N
                            Cleveland, Ohio 44124

Jack E. Zimmerman           507 St. Michel Circle          Director
                            Kettering, Ohio  45429

James R. Walker             3320 Office Park Drive         Director
                            Dayton, Ohio 45439

Alan M. Yaeger                           (1)               Executive Vice President, Actuary
                                                           and Chief Financial Officer

William H. Geiger                        (1)               Senior Vice President, Secretary,
                                                           Corporate Counsel and Group Vice
                                                           President - Compliance

Allan J. Hamilton                        (1)               Vice President, Treasurer
                                                           and Controller

--------------------------------------------------
(1)  570 Carillon Parkway, St. Petersburg, Florida  33716.


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

VERENGING AEGON - Netherlands Membership Association
AEGON N.V. - Netherlands Corporation  (51.16%)
   Transamerica Corporation and Subsidiaries (100%) (De)
   AEGON Nederland N.V. - Netherlands Corporation (100%)
   AEGON Nevak Holding B.V. - Netherlands Corporation (100%)
   GRONINGER FINANCIERINGEN B.V. - Netherlands Corporation (100%)
   AEGON INTERNATIONAL N.V. - Netherlands Corporation (100%)
      Voting Trust - (Trustees - K.j. Storm, Donald J. Shepard, H.b. Van Wijk,
         Dennis Hersch)(de)
      AEGON U.S. Holding Corporation (DE) (100%)
       Short Hills Management Company (NJ) (100%)
       CORPA Reinsurance Company (NY) (100%)
       AEGON Management Company (IN) (100%)
       RCC North America Inc. (DE) (100%)

      AEGON USA, Inc. - Holding Co. (IA) (100%)
        AEGON FUNDING CORP. (DE) (100%)
        First AUSA Life Insurance Company - Insurance Holding Co. (MD) (100%)
          AUSA Life Insurance Company, Inc. - Insurance (NY) (82.33%)
          Life Investors Insurance Company of America - Insurance (IA)(100%)
            Bankers United Life Assurance Company - Insurance  (IA) (100%)
            Great American Insurance Agency, Inc. (IA) (100%)
            Life Investors Alliance, LLC (DE) (100%)
          PFL Life Insurance Company - Insurance  (IA) (100%)
            AEGON Financial Services Group, Inc. (MN) (100%)
            AEGON Assignment Corporation of Kentucky (KY) (100%)
            AEGON Assignment Corporation (IL) (100%)
          Southwest Equity Life Insurance Company - Insurance (AZ) (100% Voting
            Common)
          Iowa Fidelity Life Insurance Company - Insurance (AZ) (100%
            Voting Common)
          Western Reserve Life Assurance Co. of Ohio - Insurance
            (OH) (100%)
          WRL Investment Management, Inc. - Investment Adviser (FL)(100%)
          WRL Investment Services, Inc. - Transfer Agent (FL)(100%)
          WRL Series Fund, Inc. - Mutual Fund (MD)
          ISI Insurance Agency, Inc. and Subsidiaries (CA) (100%)
          AEGON Equity Group, Inc. (FL) (100%)
          Monumental General Casualty Company - Insurance (MD) (100%)
          United Financial Services, Inc. - General Agency (MD) (100%)
          Bankers Financial Life Insurance Company - Insurance (AZ)
          The Whitestone Corporation - Insurance Agency (MD) (100%)
          Cadet Holding Corp. - Holding Company (IA) (100%)
          Monumental General Life Insurance Company of Puerto Rico (PR) (51%) AUSA Holding Company - Holding Company (MD) (100%)
          Monumental General Insurance Group, Inc. - Holding Company (MD) (100%) Monumental General Administrators, Inc. (MD) (100%)
            Executive Management and Consultant Services, Inc. - Consulting
             Services (MD) (100%)
          Trip Mate Insurance Agency, Inc. (KS) (100%)
          Monumental General Mass Marketing, Inc. - Marketing (MD) (100%)
          AUSA Financial Markets, Inc. - Marketing (IA) (100%)
          Endeavor Group (CA) (100%)
          Endeavor Management Company (CA) (100%)
          Universal Benefits Corporation - Third Party Administrator (IA) (100%) Investors Warranty of America, Inc. - Provider of Automobile Extended Maintenance Contracts (IA) (100%)
          Massachusetts Fidelity Trust Company - Trust Company(IA) (100%)
          Money Services, Inc. - Financial Counseling for Employees and Agents
            of Affiliated Companies  (DE) (100%)
          ORBA Insurance Services, Inc. (CA) (10.56%)
          Zahorik Company, Inc. - Broker-dealer  (CA) (100%)
            ZCI, INc. (AL) (100%)
          Long, Miller & Associates, L.L.C. (CA) (33-1/3%)
          AEGON Asset Management Services, Inc. (DE) (100%)
          InterSecurities, Inc. - broker-dealer  (DE) (100%)
             Associated Mariner Financial Group, Inc.-Holding Company (MI)(100%)
                 Mariner Financial Services, Inc. - broker/dealer (MI) (100%) Associated Mariner Agency of Hawaii, Inc. - Insurance Agency
                   (MI) (100%)
                 Associated Mariner Agency of New Mexico, Inc. (MI) (100%)

          IDEX Investor Services, Inc. - Shareholder Services  (FL) (100%)
          IDEX Management, Inc. - Investment Adviser  (DE) (100%)
          IDEX Mutual Funds - Mutual Fund (MA)
          Diversified Investment Advisors, Inc. - Investment Adviser (DE) (100%)
             Diversified Investors Securities Corporation - Broker-dealer
               (DE) (100%)
          AEGON USA Securities, Inc. - broker-dealer  (IA) (100%)
             AEGON USA Managed Portfolios, Inc. - Mutual Fund  (MD)
          Creditor Resources, Inc. - Credit Insurance  (MI) (100%)
             CRC Creditor Resources Canadian Dealer Network Inc. - Insurance
               Agency (CANADA)(100%)
             Weiner Agency, Inc. (MD) (100%)
          AEGON USA Investment Management, Inc. - Investment Adviser (IA) (100%) AEGON USA Realty Advisors, Inc. - Real Estate Investment Services (IA)
           (100%)
             QSC Holding, Inc. (DE) (100%)
             Landauer Realty Advisors, Inc. - Real Estate Counseling (IA) (100%) Landauer Associates, Inc. - Real Estate Counseling (DE) (100%) Landauer Realty Associates, Inc. (TX) (100%)
             Realty Information Systems, Inc. - Information Systems for Real
              Estate Investment Management  (IA) (100%)
             USP Real Estate Investment Trust - Real Estate Investment Trust(IA) RCC Properties Limited Partnership (IA)


   Item 27.  NUMBER OF CONTRACT OWNERS.

             As of March 31, 2000, 6,094 nonqualified contracts and 8,191 qualified contracts were in force.


   Item 28.  INDEMNIFICATION

             Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW
                          ----------------------------

                    Section 1701.13 Authority of corporation.

         (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

               (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

               (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

               (c)   By the shareholders;

               (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

         Any determination made by the disinterested directors under division
   (E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and
   (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                     (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                     (ii) Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

           (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

         (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

         (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or (7).

         (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE

                                 ARTICLE EIGHTH

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

         (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

         (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or (b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section
   (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

         (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

         (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

         (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

         (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

         (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE

                                   ARTICLE V

                   INDEMNIFICATION OF DIRECTORS AND OFFICERS

         Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

   Item 29.  PRINCIPAL UNDERWRITER


             (a) AFSG Securities Corporation ("AFSG") is the principal
                underwriter for the Contracts. AFSG currently serves as principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account, the AUSA Endeavor Variable Annuity Account, Separate Account C of First Providian Life and Health Insurance Company, the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, WRL Series Life Account, WRL Series Annuity Account B, AUSA Series Life Account and Transamerica Occidental Life Separate Account VUL-3.


             (b) Directors and Officers of AFSG

                           PRINCIPAL BUSINESS
   NAME                          ADDRESS             POSITION AND OFFICES WITH UNDERWRITER
   ----                    ------------------        -------------------------------------
   Larry N. Norman                 (1)               Director and President

   Harvey E. Willis                (1)               Vice President and Secretary

   Lisa Wachendorf                 (1)               Director and Chief Compliance Officer

   Debra C. Cubero                 (1)               Vice President

   Gregory J. Garvin               (1)               Vice President

   Michael F. Lane                 (1)               Vice President

   Sara J. Stange                  (1)               Director and Vice President

   Brenda K. Clancy                (1)               Vice President

   Michael G. Ayers                (1)               Treasurer/Controller

   Colleen S. Lyons                (1)               Assistant Secretary

   John F. Reesor                  (1)               Assistant Secretary

   Anne Spaes                      (1)               Director and Vice President

   Priscilla I. Hechler            (2)               Assistant Vice President
                                                     and Assistant Secretary

   Thomas E. Pierpan               (2)               Assistant Vice President
                                                     and Assistant Secretary

   Richard C. Hicks                (2)               Assistant Vice President
                                                     and Assistant Secretary

   Gina A. Babka                   (2)               Assistant Secretary

--------------------------------------
(1) 4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001
(2) 570 Carillon Parkway, St. Petersburg, FL  33716-1202

             (c) Compensation to Principal Underwriter

                 Not Applicable

   Item 30.  LOCATION OF ACCOUNTS AND RECORDS

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Western Reserve, 570 Carillon Parkway, St. Petersburg, Florida 33716.

   Item 31.  MANAGEMENT SERVICES

             Not Applicable

   Item 32.  UNDERTAKINGS

             Western Reserve hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

             Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

             Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   Item 33.  SECTION 403(B)(11) REPRESENTATION

             Registrant represents that in connection with its offering of Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

             TEXAS ORP REPRESENTATION

             The Registrant intends to offer Contracts to participants in the Texas Optional Retirement Program. In connection with that offering, the Registrant is relying on Rule 6c-7 under the Investment Company Act of 1940 and is complying with, or shall comply with, paragraphs (a)-(d) of that Rule.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 18 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on this 27TH day of April, 2000.

                                          WRL SERIES ANNUITY ACCOUNT
                                          (Registrant)


                                          By: /s/ JOHN R. KENNEY
                                             ----------------------------------
                                             John R. Kenney, Chairman of the
                                             Board and Chief Executive Officer
                                             of Western Reserve Life Assurance
                                             Co. of Ohio

                                          WESTERN RESERVE LIFE ASSURANCE
                                          CO. OF OHIO
                                          (Depositor)


                                          By: /s/ JOHN R. KENNEY
                                             ----------------------------------
                                             John R. Kenney, Chairman of the
                                             Board and Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 18 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                                TITLE                         DATE
---------                                -----                         ----
 /s/ JOHN R. KENNEY               Chairman of the Board and         April 27, 2000
------------------------          Chief Executive Officer
John R. Kenney                    (Principal Executive Officer)

 /s/ JEROME C. VAHL               Director and President            April 27, 2000
------------------------
Jerome C. Vahl

 /s/ LYMAN H. TREADWAY            Director                          April 27, 2000
------------------------
Lyman H. Treadway */

 /s/ JACK E. ZIMMERMAN            Director                          April 27, 2000
-------------------------
Jack E. Zimmerman */

 /s/ JAMES R. WALKER              Director                          April 27,2000
-------------------------
James R. Walker */


 /s/ ALAN M. YAEGER               Executive Vice President,         April 27, 2000
-------------------------         Actuary and Chief Financial
Alan M. Yaeger                    Officer


 /s/ ALLAN J. HAMILTON            Vice President, Treasurer         April 27, 2000
------------------------          and Controller
Allan J. Hamilton


*/  /s/ THOMAS E. PIERPAN
-  ------------------------
     Signed by Thomas E. Pierpan
     As Attorney-in-Fact

                                  EXHIBIT INDEX

EXHIBIT           DESCRIPTION
  NO.             OF EXHIBIT
-------           -----------

10(a)             Written Consent of Sutherland Asbill & Brennan LLP

10(b)             Written Consent of Ernst & Young LLP

10(c)             Written Consent of PricewaterhouseCoopers LLP